As filed with the Securities and Exchange Commission on December 6, 2011
Registration No. 333-48300
811-07697

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.
Form N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 27 ☑
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 37 ☑
NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
(Exact Name of Registrant)
NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Depositor)
51 Madison Avenue, New York, New York 10010
(Address of Depositor’s Principal Executive Office)
Laura M. Bramson, Esq.
New York Life Insurance and Annuity Corporation
1 Rockwood Road
Sleepy Hollow, New York 10591
(Name and Address of Agent for Service)
Copy to:

Stephen E. Roth, Esq.	Thomas F. English, Esq.
Sutherland Asbill & Brennan LLP	Senior Vice President
1275 Pennsylvania Avenue, NW	and Chief Insurance Counsel
Washington, DC 20004-2415	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on , pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485.

☐	on pursuant to paragraph (a)(i) of 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated December 6, 2011
To the Prospectuses dated May 1, 2011, as amended, for

Corporate Executive Series Variable Universal Life (Corp Exec VUL II-V)
Corporate Executive Series Variable Universal Life (Corp Exec VUL VI)

Investing in

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the May 1, 2011 prospectuses (the “Prospectuses”) for the above referenced New York Life variable universal life insurance policies (the “policies”). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to add 9 new Investment Divisions under the policies effective December 15, 2011.

The new Investment Divisions are as follows: the TOPStm Capital Preservation ETF Portfolio, TOPStm Balanced ETF Portfolio, TOPStm Moderate Growth ETF Portfolio, TOPStm Growth ETF Portfolio, TOPStm Aggressive Growth ETF Portfolio, TOPStm Protected Balanced ETF Portfolio, TOPStm Protected Moderate Growth ETF Portfolio, TOPStm Protected Growth ETF Portfolio and the MFS® International Value Portfolio.

In connection with the addition of these Funds:

1. Add the following to the table showing the Annual Portfolio Company Operating Expenses:

					Underlying	Total
					Portfolio	Annual
	Management	Administration	12b-1	Other	Fees and	Fund
Fund	Fees	Fees	Fees	Expenses	Expenses	Expense
TOPStm Capital Preservation ETF Portfolio, Class 2	0.10%	None	0.25%	0.10%[1]	0.23%[2]	0.68%

TOPStm Balanced ETF Portfolio, Class 2	0.10%	None	0.25%	0.10%[1]	0.27%[2]	0.72%

TOPStm Moderate Growth ETF Portfolio, Class 2	0.10%	None	0.25%	0.10%[1]	0.28%[2]	0.73%

TOPStm Growth ETF Portfolio, Class 2	0.10%	None	0.25%	0.10%[1]	0.27%[2]	0.72%

TOPStm Aggressive Growth ETF Portfolio, Class 2	0.10%	None	0.25%	0.10%[1]	0.25%[2]	0.70%

TOPStm Protected Balanced ETF Portfolio, Class 2	0.30%	None	0.25%	0.10%[1]	0.27%[2]	0.92%

TOPStm Protected Moderate Growth ETF Portfolio, Class 2	0.30%	None	0.25%	0.10%[1]	0.28%[2]	0.93%

TOPStm Protected Growth ETF Portfolio, Class 2	0.30%	None	0.25%	0.10%[1]	0.27%[2]	0.92%

MFS® International Value Portfolio	0.90%	None	None	0.16%	N/A	1.06%

[1]	Other expenses are contractually limited to 0.10%.

[2]	Estimated for the Portfolio’s current fiscal year.

2.	Add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

Funds	Investment Adviser	Investment Objective
Northern Lights Variable Trust	ValMark Advisers, Inc.

— TOPStm Capital Preservation ETF Portfolio- Class 2		Seeks to preserve capital and provide moderate income and moderate capital preservation

— TOPStm Balanced ETF Portfolio- Class 2		Seeks income and capital preservation

— TOPStm Moderate Growth ETF Portfolio — Class 2		Seeks capital appreciation

— TOPStm Growth ETF Portfolio- Class 2		Seeks capital appreciation

— TOPStm Aggressive Growth ETF Portfolio — Class 2		Seeks capital appreciation

— TOPStm Protected Balanced ETF Portfolio- Class 2	Subadviser: Milliman, Inc.	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole

— TOPStm Protected Moderate Growth ETF Portfolio — Class 2		Seeks capital appreciation with less volatility than the equity markets as a whole

— TOPStm Protected Growth ETF Portfolio — Class 2		Seeks capital appreciation with less volatility than the equity markets as a whole

MFS® Variable Insurance Trust II	Massachusetts Financial Services Company (MFS)

— MFS® International Value Portfolio- Initial Class		Seeks capital appreciation.

New York Life Insurance and Annuity Corporation
(A Delaware Corporation)
51 Madison Avenue
New York, New York 10010

NYLIAC Corporate Sponsored
Variable Universal Life
Separate Account -I

Financial Statements

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Statement of Assets and Liabilities
As of December 31, 2010

			MainStay VP
	MainStay VP	MainStay VP	Common
	Bond—	Cash	Stock—
	Initial Class	Management	Initial Class

ASSETS:
Investments, at net asset value	$4,077,972	$136,673,507	$109,448,936
Dividends due and accrued	—	1,076	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	13,172	22

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	316	646

Total net assets	$4,077,972	$136,687,439	$109,448,312

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$15,868	$12,157,735	$1,989,515
Series II Policies	—	785,445	91,830,750
Series III Policies	4,062,104	123,744,259	15,628,047

Total net assets	$4,077,972	$136,687,439	$109,448,312

Series I Variable accumulation unit value	$19.18	$1.32	$13.04

Series II Variable accumulation unit value	$—	$1.16	$15.27

Series III Variable accumulation unit value	$14.09	$1.16	$12.53

Identified Cost of Investment	$4,056,886	$136,683,882	$114,856,678

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

				MainStay VP
			MainStay VP	High Yield	MainStay VP	MainStay VP
MainStay VP	MainStay VP	MainStay VP	Growth	Corporate	ICAP Select	Income
Convertible—	Floating Rate—	Government—	Equity—	Bond—	Equity—	Builder—
Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

$814,829	$748,315	$2,195,269	$11,330,488	$24,846,249	$229,135,365	$—
—	2,970	—	—	—	—	—
9	9	—	—	53	2,425	—

3	—	—	4	1	1,446	—

$814,835	$751,294	$2,195,269	$11,330,484	$24,846,301	$229,136,344	$—

$266	$—	$—	$434,764	$35,200	$1,403,496	$—
507,434	—	—	—	75,858	209,924,961	—
307,135	751,294	2,195,269	10,895,720	24,735,243	17,807,887	—

$814,835	$751,294	$2,195,269	$11,330,484	$24,846,301	$229,136,344	$—

$14.46	$—	$18.13	$11.38	$22.75	$14.30	$11.47

$19.06	$10.39	$11.56	$12.10	$20.92	$15.69	$—

$16.24	$12.07	$13.86	$12.16	$15.78	$13.80	$—

$726,281	$702,735	$2,221,228	$10,208,910	$22,748,479	$230,465,639	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

	MainStay VP	MainStay VP	MainStay VP
	International	Large Cap	Mid Cap
	Equity—	Growth—	Core—
	Initial Class	Initial Class	Initial Class

ASSETS:
Investments, at net asset value	$56,684,275	$87,377	$48,352,070
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	287	1	315

Total net assets	$56,683,988	$87,376	$48,351,755

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$34,441,124	$84,961	$—
Series II Policies	648,876	—	45,840,911
Series III Policies	21,593,988	2,415	2,510,844

Total net assets	$56,683,988	$87,376	$48,351,755

Series I Variable accumulation unit value	$18.03	$7.59	$—

Series II Variable accumulation unit value	$20.30	$—	$21.64

Series III Variable accumulation unit value	$16.03	$13.26	$16.14

Identified Cost of Investment	$57,461,031	$63,172	$44,968,105

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

		Alger	Alger		AllianceBernstein
MainStay VP		Small Cap	SMid Cap	AllianceBernstein	VPS Small/	American
S&P 500	MainStay VP	Growth	Growth	VPS International	Mid Cap Value	Century® VP
Index—	U.S. Small Cap—	Portfolio—	Portfolio—	Value Portfolio—	Portfolio—	Value—
Initial Class	Initial Class	Class I-2 Shares	Class I-2 Shares	Class A Shares	Class A Shares	Class II

$148,720,603	$9,369,807	$618,572	$67,195	$1,071,996	$2,267,307	$1,501,937
—	—	—	—	—	—	—
286	—	—	—	—	—	—

1,029	—	—	—	—	—	4

$148,719,860	$9,369,807	$618,572	$67,195	$1,071,996	$2,267,307	$1,501,933

$124,781,409	$—	$—	$—	$—	$—	$—
411,318	—	—	—	—	—	549,623
23,527,133	9,369,807	618,572	67,195	1,071,996	2,267,307	952,310

$148,719,860	$9,369,807	$618,572	$67,195	$1,071,996	$2,267,307	$1,501,933

$12.87	$—	$—	$—	$—	$—	$—

$13.16	$—	$—	$—	$—	$—	$12.56

$12.58	$13.09	$16.97	$9.69	$6.11	$12.24	$11.57

$149,102,680	$7,823,050	$614,664	$51,149	$1,004,898	$1,691,410	$1,437,005

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

			American Funds
	American Funds	American Funds	Global Small
	Asset Allocation	Global Growth	Capitalization
	Fund—	Fund—	Fund—
	Class 2 Shares	Class 1 Shares	Class 2 Shares

ASSETS:
Investments, at net asset value	$432,606	$258,153	$708,848
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	109	—	65

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$432,715	$258,153	$708,913

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	—	28,134
Series III Policies	432,715	258,153	680,779

Total net assets	$432,715	$258,153	$708,913

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$—	$—	$8.14

Series III Variable accumulation unit value	$10.53	$11.20	$11.37

Identified Cost of Investment	$395,791	$247,487	$590,010

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

					Delaware VIP
	American Funds	American Funds			International	Dreyfus IP
American Funds	Growth-Income	International	Calvert VP		Value Equity	Technology
Growth Fund—	Fund—	Fund—	SRI Balanced	Davis Value	Series—	Growth—
Class 2 Shares	Class 2 Shares	Class 2 Shares	Portfolio	Portfolio	Standard Class	Initial Shares

$8,377,949	$449,930	$9,766,043	$13,945	$1,162,289	$935,661	$1,542,768
—	—	—	—	—	—	—
13	—	13	—	—	—	11

—	—	—	—	—	—	—

$8,377,962	$449,930	$9,766,056	$13,945	$1,162,289	$935,661	$1,542,779

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
8,377,962	449,930	9,766,056	13,945	1,162,289	935,661	1,542,779

$8,377,962	$449,930	$9,766,056	$13,945	$1,162,289	$935,661	$1,542,779

$—	$—	$—	$—	$—	$—	$—

$5.47	$—	$12.44	$—	$11.35	$—	$12.51

$10.37	$8.94	$10.56	$12.27	$10.47	$7.17	$14.52

$6,642,798	$377,184	$8,421,640	$15,726	$1,026,113	$921,004	$1,125,953

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

	Dreyfus VIF	DWS Dreman	DWS Global
	Opportunistic	Small Mid Cap	Opportunities
	Small Cap—	Value VIP—	VIP—
	Initial Shares	Class A Shares	Class A Shares

ASSETS:
Investments, at net asset value	$16,624	$1,899,459	$3,658
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$16,624	$1,899,459	$3,658

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	—	—
Series III Policies	16,624	1,899,459	3,658

Total net assets	$16,624	$1,899,459	$3,658

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$12.54	$—	$—

Series III Variable accumulation unit value	$10.36	$9.88	$9.83

Identified Cost of Investment	$19,979	$1,611,377	$2,558

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

DWS		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
Small Cap	Fidelity® VIP	Equity-	Freedom 2010	Freedom 2020	Freedom 2030	Freedom 2040
Index VIP—	Contrafund®—	Income—	Portfolio—	Portfolio—	Portfolio—	Portfolio—
Class A Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

$9,214,684	$26,656,088	$4,203,182	$1,813,272	$7,124,273	$4,416,933	$6,528
—	—	—	—	—	—	—

—	4,837	953	277	331	5,212	—

—	9	—	—	—	—	—

$9,214,684	$26,660,916	$4,204,135	$1,813,549	$7,124,604	$4,422,145	$6,528

$—	$156,091	$650	$—	$—	$—	$—
—	1,151,582	2,886	—	4,989	—	—
9,214,684	25,353,243	4,200,599	1,813,549	7,119,615	4,422,145	6,528

$9,214,684	$26,660,916	$4,204,135	$1,813,549	$7,124,604	$4,422,145	$6,528

$—	$21.03	$13.51	$—	$—	$—	$—

$10.86	$18.81	$14.69	$10.96	$10.84	$—	$—

$14.22	$15.56	$12.02	$12.59	$12.27	$11.64	$11.95

$6,642,170	$23,169,057	$3,263,825	$1,672,659	$6,310,773	$3,521,946	$6,863

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment
	Growth—	Index 500—	Grade Bond—
	Initial Class	Initial Class	Initial Class

ASSETS:
Investments, at net asset value	$953,291	$43,640,904	$10,889,748
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	4,648	18,400	20,618

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	10

Total net assets	$957,939	$43,659,303	$10,910,356

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	14,607	161,514	1,457,536
Series III Policies	943,332	43,497,789	9,452,820

Total net assets	$957,939	$43,659,303	$10,910,356

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$12.35	$15.40	$15.70

Series III Variable accumulation unit value	$11.98	$12.62	$13.90

Identified Cost of Investment	$718,066	$42,128,291	$10,576,875

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

			Fidelity® VIP	Fidelity® VIP	Invesco V.I.	Invesco V.I.
Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Value	Value	Global Real	International
Mid-Cap—	Money Market—	Overseas—	Leaders—	Strategies—	Estate Fund—	Growth Fund—
Initial Class	Initial Class	Initial Class	Initial Class	Service Class 2	Series I Shares	Series I Shares

$34,515,684	$17,047,179	$9,550,822	$5,349	$326,542	$2,358,031	$8,317,265
—	3,436	—	—	—	—	—
26	—	3,057	—	39	—	1,211

6	—	1	—	—	—	—

$34,515,704	$17,050,615	$9,553,878	$5,349	$326,581	$2,358,031	$8,318,476

$—	$—	$—	$—	$—	$—	$—
891,319	—	84,345	—	—	70,165	—
33,624,385	17,050,615	9,469,533	5,349	326,581	2,287,866	8,318,476

$34,515,704	$17,050,615	$9,553,878	$5,349	$326,581	$2,358,031	$8,318,476

$—	$—	$—	$—	$—	$—	$—

$24.70	$—	$11.02	$—	$—	$8.85	$—

$19.54	$10.04	$13.87	$14.02	$14.40	$10.01	$12.29

$26,334,298	$17,047,179	$8,593,533	$5,065	$253,494	$2,045,629	$7,450,919

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

		Invesco	Janus Aspen
	Invesco V.I.	Van Kampen	Balanced
	Mid Cap Core	V.I. Mid Cap	Portfolio—
	Equity Fund—	Value Fund—	Institutional
	Series I Shares	Series I Shares	Shares

ASSETS:
Investments, at net asset value	$99,301	$1,152,196	$19,341,060
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	430

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	96

Total net assets	$99,301	$1,152,196	$19,341,394

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$10,229,413
Series II Policies	—	—	1,772,907
Series III Policies	99,301	1,152,196	7,339,074

Total net assets	$99,301	$1,152,196	$19,341,394

Series I Variable accumulation unit value	$—	$—	$23.15

Series II Variable accumulation unit value	$—	$—	$17.15

Series III Variable accumulation unit value	$10.87	$20.48	$16.11

Identified Cost of Investment	$92,675	$974,880	$17,199,562

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Janus Aspen	Janus Aspen	Janus Aspen	Lazard		LVIP Baron
Enterprise	Forty	Worldwide	Retirement	Lord Abbett	Growth	MFS®
Portfolio—	Portfolio—	Portfolio—	International	Series Fund—	Opportunities	Investors
Institutional	Institutional	Institutional	Equity Portfolio—	Mid-Cap Value	Fund—	Trust Series—
Shares	Shares	Shares	Service Shares	Portfolio	Service Class	Initial Class

$6,721,031	$10,118,661	$751,499	$3,745,030	$5,648,697	$3,683,485	$87,671
—	—	—	—	—	—	—
1,060	4,176	—	—	2,089	1,060

—	—	1	1	—	—	1

$6,722,091	$10,122,837	$751,498	$3,745,029	$5,650,786	$3,684,545	$87,670

$—	$—	$165,139	$—	$—	$—	$—
—	—	—	122,407	37,936	59,819	87,670
6,722,091	10,122,837	586,359	3,622,622	5,612,850	3,624,726	—

$6,722,091	$10,122,837	$751,498	$3,745,029	$5,650,786	$3,684,545	$87,670

$—	$—	$12.72	$—	$—	$—	$—

$—	$—	$11.35	$9.99	$17.30	$9.68	$16.00

$17.89	$13.38	$11.79	$12.05	$13.63	$12.76	$—

$4,839,448	$9,017,922	$684,625	$3,444,405	$4,334,271	$2,862,675	$79,418

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

	MFS® New
	Discovery	MFS® Utilities	MFS® Values
	Series—	Series—	Series—
	Initial Class	Initial Class	Initial Class

ASSETS:
Investments, at net asset value	$10,048	$1,981,589	$4,499,299
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	26	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$10,048	$1,981,615	$4,499,299

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	71,427	—
Series III Policies	10,048	1,910,188	4,499,299

Total net assets	$10,048	$1,981,615	$4,499,299

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$—	$16.36	$—

Series III Variable accumulation unit value	$16.39	$18.22	$13.33

Identified Cost of Investment	$8,193	$1,708,094	$4,145,054

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

	Oppenheimer
Neuberger	Capital	Oppenheimer	PIMCO Global
Berman AMT	Appreciation	Core Bond	Bond	PIMCO High	PIMCO Long-Term	PIMCO Low
Partners	Fund/VA—	Fund/VA—	(Unhedged)—	Yield—	U.S. Government—	Duration—
Portfolio—	Non-Service	Non-Service	Administrative	Administrative	Administrative	Administrative
Class I Shares	Shares	Shares	Class Shares	Class Shares	Class Shares	Class Shares

$347,941	$81,005	$1,191	$718,876	$—	$134,714	$2,021,749
—	—	—	1,691	—	405	3,770
—	9	—	—	—	9	—

—	—	—	—	—	—	—

$347,941	$81,014	$1,191	$720,567	$—	$135,128	$2,025,519

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	364
347,941	81,014	1,191	720,567	—	135,128	2,025,155

$347,941	$81,014	$1,191	$720,567	$—	$135,128	$2,025,519

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$10.41

$9.15	$9.65	$9.13	$12.63	$10.94	$14.91	$13.45

$311,286	$76,003	$1,211	$685,780	$—	$137,254	$1,958,046

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

			Royce
	PIMCO Real	PIMCO Total	Micro-Cap
	Return—	Return—	Portfolio—
	Administrative	Administrative	Investment
	Class Shares	Class Shares	Class

ASSETS:
Investments, at net asset value	$10,328,008	$44,007,725	$7,569,614
Dividends due and accrued	10,321	101,487	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,590	12,732	1,658

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—

Total net assets	$10,339,919	$44,121,943	$7,571,272

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	24,768	74,124	62,076
Series III Policies	10,315,151	44,047,819	7,509,196

Total net assets	$10,339,919	$44,121,943	$7,571,272

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$13.51	$12.98	$17.78

Series III Variable accumulation unit value	$13.72	$15.48	$18.05

Identified Cost of Investment	$9,808,004	$43,364,465	$5,622,208

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Royce
Small-Cap	T. Rowe Price					T. Rowe Price
Portfolio—	Blue Chip	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	New America
Investment	Growth	Equity Income	Index 500	International	Limited-Term	Growth
Class	Portfolio	Portfolio	Portfolio	Stock Portfolio	Bond Portfolio	Portfolio

$8,633,879	$12,315,738	$22,797,666	$214,251	$2,909,292	$3,581,061	$4,766,640
—	—	—	—	—	8,414	—
13	1,590	19	54	3,244	54	1,590

—	—	9	—	4	—	—

$8,633,892	$12,317,328	$22,797,676	$214,305	$2,912,532	$3,589,529	$4,768,230

$—	$—	$348,245	$—	$—	$—	$—
—	—	963,867	—	615,441	49,352	—
8,633,892	12,317,328	21,485,564	214,305	2,297,091	3,540,177	4,768,230

$8,633,892	$12,317,328	$22,797,676	$214,305	$2,912,532	$3,589,529	$4,768,230

$—	$—	$16.13	$—	$—	$—	$—

$11.67	$13.81	$13.98	$—	$15.51	$13.28	$15.69

$13.61	$13.66	$13.14	$11.60	$15.61	$12.74	$14.58

$6,086,854	$10,163,277	$19,013,789	$177,461	$2,531,405	$3,595,983	$3,842,595

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)
As of December 31, 2010

	T. Rowe Price
	Personal	UIF Emerging	UIF Emerging
	Strategy	Markets Debt	Markets Equity
	Balanced	Portfolio—	Portfolio—
	Portfolio	Class I	Class I

ASSETS:
Investments, at net asset value	$29,286,918	$2,073,200	$12,976,539
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	54	26	2,185

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	4

Total net assets	$29,286,972	$2,073,225	$12,978,720

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$427,535
Series II Policies	—	85,042	111,355
Series III Policies	29,286,972	1,988,183	12,439,830

Total net assets	$29,286,972	$2,073,225	$12,978,720

Series I Variable accumulation unit value	$—	$—	$28.10

Series II Variable accumulation unit value	$—	$16.05	$20.30

Series III Variable accumulation unit value	$14.74	$17.43	$25.19

Identified Cost of Investment	$24,237,164	$2,002,644	$10,422,169

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

UIF U.S.	Van Eck	Van Eck	Van Eck VIP
Real Estate	VIP Global	VIP Global	Multi-Manager
Portfolio—	Bond Fund—	Hard Assets—	Alternatives—
Class I	Initial Class	Initial Class	Initial Class

$9,167,490	$1,025,422	$2,056,597	$225,312
—	—	—	—
28	26	99	—

1	—	—	—

$9,167,517	$1,025,448	$2,056,696	$225,312

$—	$—	$—	$—
111,262	49,698	—	—
9,056,255	975,750	2,056,696	225,312

$9,167,517	$1,025,448	$2,056,696	$225,312

$—	$—	$—	$—

$23.04	$11.90	$—	$—

$18.98	$11.97	$9.64	$11.66

$6,326,883	$992,473	$1,637,421	$216,800

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations
For the year ended December 31, 2010

			MainStay VP
	MainStay VP		Common
	Bond—	MainStay VP	Stock—
	Initial Class	Cash Management	Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$116,638	$22,740	$1,629,360
Mortality and expense risk charges	(15,643)	(461,086)	(244,439)

Net investment income (loss)	100,995	(438,346)	1,384,921

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,184,775	74,460,819	2,487,341
Cost of investments sold	(2,062,590)	(74,462,181)	(2,244,527)

Net realized gain (loss) on investments	122,185	(1,362)	242,814
Realized gain distribution received	48,482	—	—
Change in unrealized appreciation (depreciation) on investments	(18,744)	(11,546)	10,401,218

Net gain (loss) on investments	151,923	(12,908)	10,644,032

Net increase (decrease) in net assets resulting from operations	$252,918	$(451,254)	$12,028,953

	MainStay VP	MainStay VP	MainStay VP
	International	Large Cap	Mid Cap
	Equity—	Growth—	Core—
	Initial Class	Initial Class	Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,751,990	$—	$156,614
Mortality and expense risk charges	(167,171)	(241)	(116,500)

Net investment income (loss)	1,584,819	(241)	40,114

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,111,526	6,485	9,641,770
Cost of investments sold	(13,106,819)	(5,378)	(8,186,685)

Net realized gain (loss) on investments	(3,995,293)	1,107	1,455,085
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,782,275	11,171	8,523,745

Net gain (loss) on investments	786,982	12,278	9,978,830

Net increase (decrease) in net assets resulting from operations	$2,371,801	$12,037	$10,018,944

Not all Investment Divisions are available under all policies.

(a)	For the period February 2010 (Commencement of Investments) through December 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

				MainStay VP
			MainStay VP	High Yield	MainStay VP	MainStay VP
MainStay VP	MainStay VP	MainStay VP	Growth	Corporate	ICAP Select	Income
Convertible—	Floating Rate—	Government—	Equity—	Bond—	Equity—	Builder—
Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

$26,039	$34,677	$67,608	$53,754	$1,393,504	$1,772,979	$—
(2,669)	(3,515)	(10,089)	(20,764)	(78,307)	(512,829)	(325)

23,370	31,162	57,519	32,990	1,315,197	1,260,150	(325)

218,283	295,750	795,645	100,942	5,161,748	5,541,783	487,955
(157,436)	(306,093)	(738,386)	(119,791)	(5,552,537)	(5,536,424)	(375,989)

60,847	(10,343)	57,259	(18,849)	(390,789)	5,359	111,966
—	—	32,357	—	—	—	—
40,394	41,001	(37,096)	1,204,141	1,648,343	33,482,060	(94,933)

101,241	30,658	52,520	1,185,292	1,257,554	33,487,419	17,033

$124,611	$61,820	$110,039	$1,218,282	$2,572,751	$34,747,569	$16,708

		Alger	Alger		AllianceBernstein
MainStay VP	MainStay VP	Small Cap	SMid Cap	AllianceBernstein	VPS Small/	American
S&P 500	U.S. Small	Growth	Growth	VPS International	Mid Cap Value	Century® VP
Index—	Cap—	Portfolio—	Portfolio—	Value Portfolio—	Portfolio—	Value—
Initial Class	Initial Class	Class I-2 Shares	Class I-2 Shares	Class A Shares	Class A Shares	Class II

$2,464,978	$4,356	$—	$—	$31,391	$6,370	$25,027
(408,568)	(15,918)	(2,638)	(203)	(5,299)	(5,664)	(4,009)

2,056,410	(11,562)	(2,638)	(203)	26,092	706	21,018

12,193,795	74,794	341,850	1,669	1,151,119	369,637	108,616
(13,948,171)	(66,650)	(410,680)	(1,841)	(819,931)	(238,207)	(127,672)

(1,754,376)	8,144	(68,830)	(172)	331,188	131,430	(19,056)
—	—	—	48	—	—	—
18,508,953	1,457,777	195,231	11,193	(258,746)	321,884	154,751

16,754,577	1,465,921	126,401	11,069	72,442	453,314	135,695

$18,810,987	$1,454,359	$123,763	$10,866	$98,534	$454,020	$156,713

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)
For the year ended December 31, 2010

			American Funds
	American Funds	American Funds	Global Small
	Asset Allocation	Global Growth	Capitalization
	Fund—	Fund—	Fund—
	Class 2 Shares	Class 1 Shares	Class 2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$9,321	$3,090	$8,704
Mortality and expense risk charges	(2,904)	(101)	(1,799)

Net investment income (loss)	6,417	2,989	6,905

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	950,448	899	287,933
Cost of investments sold	(806,472)	(884)	(184,111)

Net realized gain (loss) on investments	143,976	15	103,822
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(80,789)	10,667	3,923

Net gain (loss) on investments	63,187	10,682	107,745

Net increase (decrease) in net assets resulting from operations	$69,604	$13,671	$114,650

	Dreyfus VIF	DWS Dreman	DWS Global
	Opportunistic	Small Mid Cap	Opportunities
	Small Cap—	Value VIP—	VIP—
	Initial Shares	Class A Shares	Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$104	$20,477	$9
Mortality and expense risk charges	(63)	(5,683)	(11)

Net investment income (loss)	41	14,794	(2)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	690	741,124	35
Cost of investments sold	(1,076)	(624,279)	(22)

Net realized gain (loss) on investments	(386)	116,845	13
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,244	219,386	571

Net gain (loss) on investments	3,858	336,231	584

Net increase (decrease) in net assets resulting from operations	$3,899	$351,025	$582

Not all Investment Divisions are available under all policies.

(a)	For the period February 2010 (Commencement of Investments) through December 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

					Delaware VIP
	American Funds	American Funds			International	Dreyfus IP
American Funds	Growth-Income	International	Calvert VP		Value Equity	Technology
Growth Fund—	Fund—	Fund—	SRI Balanced	Davis Value	Series—	Growth—
Class 2 Shares	Class 2 Shares	Class 2 Shares	Portfolio	Portfolio	Standard Class	Initial Shares

$48,105	$5,684	$185,544	$190	$14,593	$30,692	$—
(28,250)	(1,189)	(34,158)	(59)	(5,905)	(2,829)	(4,987)

19,855	4,495	151,386	131	8,688	27,863	(4,987)

2,620,344	25,870	4,489,757	297	1,050,754	21,774	29,852
(2,188,308)	(17,304)	(4,352,768)	(369)	(926,763)	(22,833)	(23,400)

432,036	8,566	136,989	(72)	123,991	(1,059)	6,452
—	—	—	—	—	—	—
826,071	25,758	423,553	1,397	(31,062)	14,697	311,325

1,258,107	34,324	560,542	1,325	92,929	13,638	317,777

$1,277,962	$38,819	$711,928	$1,456	$101,617	$41,501	$312,790

DWS		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
Small Cap	Fidelity® VIP	Equity-	Freedom 2010	Freedom 2020	Freedom 2030	Freedom 2040
Index VIP—	Contrafund®—	Income—	Portfolio—	Portfolio—	Portfolio—	Portfolio—
Class A Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class(a)

$72,273	$296,486	$71,964	$37,202	$146,889	$82,404	$113
(42,163)	(103,514)	(17,087)	(5,050)	(25,872)	(18,795)	(1,060)

30,110	192,972	54,877	32,152	121,017	63,609	(947)

10,102,439	6,212,377	1,419,136	551,613	734,426	1,052,580	774,841
(10,217,936)	(7,859,737)	(1,877,837)	(597,176)	(834,892)	(1,280,614)	(734,349)

(115,497)	(1,647,360)	(458,701)	(45,563)	(100,466)	(228,034)	40,492
—	10,784	—	27,656	49,961	29,998	705
3,027,072	5,238,451	1,031,168	119,779	752,664	741,250	(335)

2,911,575	3,601,875	572,467	101,872	702,159	543,214	40,862

$2,941,685	$3,794,847	$627,344	$134,024	$823,176	$606,823	$39,915

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)
For the year ended December 31, 2010

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment
	Growth—	Index 500—	Grade Bond—
	Initial Class	Initial Class	Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$2,027	$778,832	$351,973
Mortality and expense risk charges	(3,536)	(160,671)	(40,571)

Net investment income (loss)	(1,509)	618,161	311,402

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	339,042	9,257,210	2,355,334
Cost of investments sold	(342,505)	(11,778,894)	(2,260,284)

Net realized gain (loss) on investments	(3,463)	(2,521,684)	95,050
Realized gain distribution received	2,561	656,520	107,224
Change in unrealized appreciation (depreciation) on investments	176,325	6,471,664	132,651

Net gain (loss) on investments	175,423	4,606,500	334,925

Net increase (decrease) in net assets resulting from operations	$173,914	$5,224,661	$646,327

	Invesco V.I.	Invesco	Janus Aspen
	Mid Cap Core	Van Kampen	Balanced
	Equity Fund—	V.I. Mid Cap	Portfolio—
	Series I	Value Fund—	Institutional
	Shares(b)	Series I Shares	Shares

INVESTMENT INCOME (LOSS):
Dividend income	$247	$3,184	$520,899
Mortality and expense risk charges	(98)	(2,000)	(62,216)

Net investment income (loss)	149	1,184	458,683

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,228	67,367	1,966,453
Cost of investments sold	(10,899)	(37,651)	(2,015,318)

Net realized gain (loss) on investments	329	29,716	(48,865)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	6,627	129,620	1,074,188

Net gain (loss) on investments	6,956	159,336	1,025,323

Net increase (decrease) in net assets resulting from operations	$7,105	$160,520	$1,484,006

Not all Investment Divisions are available under all policies.

(a)	For the period February 2010 (Commencement of Investments) through December 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

	Fidelity® VIP		Fidelity®	Fidelity® VIP	Invesco V.I.	Invesco V.I.
Fidelity® VIP	Money	Fidelity® VIP	VIP Value	Value	Global Real	International
Mid-Cap—	Market—	Overseas—	Leaders—	Strategies—	Estate Fund—	Growth Fund—
Initial Class	Initial Class	Initial Class	Initial Class	Service Class 2	Series I Shares	Series I Shares

$110,689	$23,218	$119,312	$77	$865	$98,546	$180,264
(111,677)	(50,242)	(38,325)	(34)	(1,182)	(6,841)	(29,787)

(988)	(27,024)	80,987	43	(317)	91,705	150,477

5,991,906	11,088,633	3,942,389	20,554	43,508	720,641	1,483,715
(6,934,845)	(11,088,633)	(6,175,342)	(18,311)	(49,391)	(612,634)	(1,952,778)

(942,939)	—	(2,232,953)	2,243	(5,883)	108,007	(469,063)
84,094	12,645	16,270	—	—	—	—
8,008,000	—	3,012,437	(2,731)	61,504	185,542	1,253,734

7,149,155	12,645	795,754	(488)	55,621	293,549	784,671

$7,148,167	$(14,379)	$876,741	$(445)	$55,304	$385,254	$935,148

			Lazard
Janus Aspen	Janus Aspen	Janus Aspen	Retirement		LVIP Baron
Enterprise	Forty	Worldwide	International	Lord Abbett	Growth	MFS®
Portfolio—	Portfolio—	Portfolio—	Equity	Series Fund—	Opportunities	Investors
Institutional	Institutional	Institutional	Portfolio—	Mid-Cap Value	Fund—	Trust Series—
Shares	Shares	Shares	Service Shares	Portfolio	Service Class	Initial Class

$4,071	$28,418	$6,123	$43,946	$20,200	$—	$955
(27,600)	(32,453)	(4,629)	(12,416)	(19,585)	(13,750)	(202)

(23,529)	(4,035)	1,494	31,530	615	(13,750)	753

3,409,609	2,845,893	1,021,117	1,139,960	1,765,980	1,749,749	1,619
(4,078,797)	(3,434,102)	(909,412)	(1,515,361)	(1,559,440)	(1,181,186)	(1,348)

(669,188)	(588,209)	111,705	(375,401)	206,540	568,563	271
—	—	—	—	—	—	—
2,131,595	1,045,173	18,653	488,301	779,308	286,260	7,542

1,462,407	456,964	130,358	112,900	985,848	854,823	7,813

$1,438,878	$452,929	$131,852	$144,430	$986,463	$841,073	$8,566

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)
For the year ended December 31, 2010

	MFS® New
	Discovery	MFS® Utilities	MFS® Value
	Series—	Series—	Series—
	Initial Class	Initial Class	Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$52,519	$53,641
Mortality and expense risk charges	(37)	(7,721)	(12,194)

Net investment income (loss)	(37)	44,798	41,447

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	474	618,203	1,122,872
Cost of investments sold	(491)	(829,291)	(811,603)

Net realized gain (loss) on investments	(17)	(211,088)	311,269
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,733	422,140	9,358

Net gain (loss) on investments	2,716	211,052	320,627

Net increase (decrease) in net assets resulting from operations	$2,679	$255,850	$362,074

			Royce
	PIMCO	PIMCO	Micro-Cap
	Real Return—	Total Return—	Portfolio—
	Administrative	Administrative	Investment
	Class Shares	Class Shares	Class

INVESTMENT INCOME (LOSS):
Dividend income	$135,090	$1,075,782	$122,654
Mortality and expense risk charges	(37,037)	(196,274)	(16,971)

Net investment income (loss)	98,053	879,508	105,683

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,280,820	19,911,667	753,193
Cost of investments sold	(5,079,214)	(18,218,035)	(667,470)

Net realized gain (loss) on investments	201,606	1,693,632	85,723
Realized gain distribution received	88,634	1,307,594	—
Change in unrealized appreciation (depreciation) on investments	304,688	(595,184)	1,424,178

Net gain (loss) on investments	594,928	2,406,042	1,509,901

Net increase (decrease) in net assets resulting from operations	$692,981	$3,285,550	$1,615,584

Not all Investment Divisions are available under all policies.

(a)	For the period February 2010 (Commencement of Investments) through December 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

	Oppenheimer
Neuberger	Capital	Oppenheimer	PIMCO Global	PIMCO High
Berman AMT	Appreciation	Core Bond	Bond	Yield—	PIMCO Long-Term	PIMCO Low
Partners	Fund/VA—	Fund/VA—	(Unhedged)—	Administrative	U.S. Government—	Duration—
Portfolio—	Non-Service	Non-Service	Administrative	Class	Administrative	Administrative
Class I Shares	Shares	Shares	Class Shares	Shares(b)	Class Shares	Class Shares

$2,306	$12	$19	$15,936	$119	$4,692	$36,042
(2,587)	(209)	(5)	(1,712)	(5)	(601)	(9,975)

(281)	(197)	14	14,224	114	4,091	26,067

501,070	36,564	1,258	6,486	12,561	57,676	1,059,268
(373,317)	(31,200)	(1,390)	(6,082)	(12,645)	(58,141)	(1,034,654)

127,753	5,364	(132)	404	(84)	(465)	24,614
—	—	—	16,915	—	2,894	6,569
(87,696)	(2,484)	237	34,485	—	6,244	48,238

40,057	2,880	105	51,804	(84)	8,673	79,421

$39,776	$2,683	$119	$66,028	$30	$12,764	$105,488

Royce
Small-Cap	T. Rowe Price					T. Rowe Price
Portfolio—	Blue Chip	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	New America
Investment	Growth	Equity Income	Index 500	International	Limited-Term	Growth
Class	Portfolio	Portfolio	Portfolio	Stock Portfolio	Bond Portfolio	Portfolio

$9,337	$—	$408,200	$5,782	$24,243	$101,068	$8,325
(27,208)	(46,159)	(90,718)	(1,415)	(9,184)	(14,643)	(15,806)

(17,871)	(46,159)	317,482	4,367	15,059	86,425	(7,481)

2,714,330	1,884,364	8,474,958	260,769	529,842	2,513,013	1,026,830
(2,733,355)	(2,174,564)	(10,722,491)	(319,121)	(798,086)	(2,454,392)	(1,101,687)

(19,025)	(290,200)	(2,247,533)	(58,352)	(268,244)	58,621	(74,857)
—	—	—	—	8,081	—	95,742
1,403,319	2,008,952	4,988,680	92,232	582,201	(47,278)	747,397

1,384,294	1,718,752	2,741,147	33,880	322,038	11,343	768,282

$1,366,423	$1,672,593	$3,058,629	$38,247	$337,097	$97,768	$760,801

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)
For the year ended December 31, 2010

	T. Rowe Price
	Personal	UIF Emerging	UIF Emerging
	Strategy	Markets Debt	Markets Equity
	Balanced	Portfolio—	Portfolio—
	Portfolio	Class I	Class I

INVESTMENT INCOME (LOSS):
Dividend income	$595,549	$109,123	$66,074
Mortality and expense risk charges	(94,747)	(9,966)	(41,330)

Net investment income (loss)	500,802	99,157	24,744

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,134,226	1,376,174	1,820,430
Cost of investments sold	(6,838,903)	(1,207,497)	(2,846,403)

Net realized gain (loss) on investments	(704,677)	168,677	(1,025,973)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	3,600,754	(21,246)	2,884,758

Net gain (loss) on investments	2,896,077	147,431	1,858,785

Net increase (decrease) in net assets resulting from operations	$3,396,879	$246,588	$1,883,529

Not all Investment Divisions are available under all policies.

(a)	For the period February 2010 (Commencement of Investments) through December 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

UIF U.S.	Van Eck	Van Eck	Van Eck VIP
Real Estate	VIP Global	VIP Global	Multi-Manager
Portfolio—	Bond Fund—	Hard Assets—	Alternatives—
Class I	Initial Class	Initial Class	Initial Class

$169,179	$1,237	$2,750	$—
(24,868)	(3,288)	(4,000)	(880)

144,311	(2,051)	(1,250)	(880)

4,640,655	73,582	131,089	15,965
(4,983,598)	(68,069)	(111,595)	(17,915)

(342,943)	5,513	19,494	(1,950)
—	—	—	—

2,586,900	29,114	406,103	11,595

2,243,957	34,627	425,597	9,645

$2,388,268	$32,576	$424,347	$8,765

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets
For the years ended December 31, 2010
and December 31, 2009

	MainStay VP
	Bond—		MainStay VP
	Initial Class		Cash Management
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$100,995	$156,100	$(438,346)	$(646,500)
Net realized gain (loss) on investments	122,185	35,351	(1,362)	7,841
Realized gain distribution received	48,482	13,878	—	—
Change in unrealized appreciation (depreciation) on investments	(18,744)	21,817	(11,546)	(6,221)

Net increase (decrease) in net assets resulting from operations	252,918	227,146	(451,254)	(644,880)

Contributions and (withdrawals):
Payments received from policyowners	488,167	476,464	60,685,593	34,226,890
Cost of insurance	(88,518)	(68,996)	(2,366,577)	(2,821,122)
Policyowners’ surrenders	(977,801)	(92,316)	(7,022,949)	(3,269,026)
Net transfers from (to) Fixed Account	12,960	41,432	2,208,044	(83,910,230)
Transfers between Investment Divisions	769,552	454,930	(43,933,438)	(12,305,387)
Policyowners’ death benefits	—	(3,147)	(100,781)	—

Net contributions and (withdrawals)	204,360	808,367	9,469,892	(68,078,875)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	(2)

Increase (decrease) in net assets	457,278	1,035,513	9,018,638	(68,723,757)
NET ASSETS:
Beginning of year	3,620,694	2,585,181	127,668,801	196,392,558

End of year	$4,077,972	$3,620,694	$136,687,439	$127,668,801

			MainStay VP
	MainStay VP		High Yield
	Growth Equity—		Corporate Bond—
	Initial Class		Initial Class
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$32,990	$8,820	$1,315,197	$1,083,868
Net realized gain (loss) on investments	(18,849)	(1,831,564)	(390,789)	(1,161,366)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,204,141	3,019,463	1,648,343	4,963,290

Net increase (decrease) in net assets resulting from operations	1,218,282	1,196,719	2,572,751	4,885,792

Contributions and (withdrawals):
Payments received from policyowners	126	6,128	1,117,736	1,400,558
Cost of insurance	(55,580)	(40,648)	(267,971)	(206,515)
Policyowners’ surrenders	—	(61)	(1,165,972)	(221,027)
Net transfers from (to) Fixed Account	400,708	(2,952,781)	209,490	26,636
Transfers between Investment Divisions	4,695,121	(618,758)	4,852,639	889,640
Policyowners’ death benefits	—	—	—	(2,938)

Net contributions and (withdrawals)	5,040,375	(3,606,120)	4,745,922	1,886,354

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(32)	(2)	(14)

Increase (decrease) in net assets	6,258,657	(2,409,433)	7,318,671	6,772,132
NET ASSETS:
Beginning of year	5,071,827	7,481,260	17,527,630	10,755,498

End of year	$11,330,484	$5,071,827	$24,846,301	$17,527,630

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP		MainStay VP		MainStay VP		MainStay VP
Common Stock—		Convertible—		Floating Rate—		Government—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

$1,384,921	$1,538,874	$23,370	$9,156	$31,162	$19,177	$57,519	$63,487
242,814	(659,527)	60,847	(128,332)	(10,343)	(9,415)	57,259	58,936
—	—	—	—	—	—	32,357	1,928
10,401,218	18,146,266	40,394	311,813	41,001	137,466	(37,096)	(98,519)

12,028,953	19,025,613	124,611	192,637	61,820	147,228	110,039	25,832

111,072	146,816	71,479	162,119	90,286	96,310	192,001	226,565
(657,452)	(574,179)	(7,679)	(5,785)	(35,106)	(33,497)	(58,210)	(52,920)
(429,225)	(102,823)	—	—	(229,438)	(2,449)	(180,429)	(150,356)
377,116	136,362	3,780	—	(1,636)	24,561	6,370	87,595
1,960,403	8,417,038	(3,266)	(225,900)	116,600	137,230	21,139	(24,883)
—	—	—	—	(683)	—	(4,340)	(3,158)

1,361,914	8,023,214	64,314	(69,566)	(59,977)	222,155	(23,469)	82,843

(541)	(1,370)	(4)	(16)	—	—	—	—

13,390,326	27,047,457	188,921	123,055	1,843	369,383	86,570	108,675

96,057,986	69,010,529	625,914	502,859	749,451	380,068	2,108,699	2,000,024

$109,448,312	$96,057,986	$814,835	$625,914	$751,294	$749,451	$2,195,269	$2,108,699

MainStay VP		MainStay VP		MainStay VP		MainStay VP
ICAP Select Equity—		Income Builder—		International Equity—		Large Cap Growth—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

$1,260,150	$2,008,911	$(325)	$8,990	$1,584,819	$3,395,000	$(241)	$(220)
5,359	(4,840,872)	111,966	(2,733,220)	(3,995,293)	(3,324,325)	1,107	(4,135)
—	—	—	—	—	—	—	—
33,482,060	35,681,347	(94,933)	2,971,456	4,782,275	8,838,107	11,171	28,323

34,747,569	32,849,386	16,708	247,226	2,371,801	8,908,782	12,037	23,968

283,768	74,604	—	—	757,518	640,650	—	—
(1,319,506)	(921,206)	(1,868)	(42,566)	(1,432,387)	(1,486,987)	(6,224)	(6,299)
(124,287)	(3,226)	—	—	(120,776)	(1,136,731)	—	(17,073)
(2,218,478)	(92,372)	(486,553)	(5,241,367)	389,564	(847,515)	—	—
3,154,197	47,378,554	—	—	(1,562,625)	(398,504)	—	(1,392)
(486)	—	—	—	(164,040)	(118,359)	—	—

(224,792)	46,436,354	(488,421)	(5,283,933)	(2,132,746)	(3,347,446)	(6,224)	(24,764)

(1,867)	(3,224)	(3)	(76)	(165)	(770)	—	(4)

34,520,910	79,282,516	(471,716)	(5,036,783)	238,890	5,560,566	5,813	(800)

194,615,434	115,332,918	471,716	5,508,499	56,445,098	50,884,532	81,563	82,363

$229,136,344	$194,615,434	$—	$471,716	$56,683,988	$56,445,098	$87,376	$81,563

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	MainStay VP		MainStay VP
	Mid Cap Core—		Mid Cap Growth—
	Initial Class		Initial Class
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$40,114	$88,367	$—	$(19,885)
Net realized gain (loss) on investments	1,455,085	(12,230,532)	—	(798,411)
Realized gain distribution received	—	—	—	126,257
Change in unrealized appreciation (depreciation) on investments	8,523,745	21,299,029	—	2,743,980

Net increase (decrease) in net assets resulting from operations	10,018,944	9,156,864	—	2,051,941

Contributions and (withdrawals):
Payments received from policyowners	326,169	105,722	—	279,723
Cost of insurance	(321,205)	(248,881)	—	(53,097)
Policyowners’ surrenders	(958,634)	(48,692)	—	(85,708)
Net transfers from (to) Fixed Account	(5,857)	14,276	—	(1,914,946)
Transfers between Investment Divisions	(7,465,915)	(2,952,005)	—	(4,026,714)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(8,425,442)	(3,129,580)	—	(5,800,742)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	(498)	(1,041)	—	—

Increase (decrease) in net assets	1,593,004	6,026,243	—	(3,748,801)
NET ASSETS:
Beginning of year	46,758,751	40,732,508	—	3,748,801

End of year	$48,351,755	$46,758,751	$—	$—

	Alger Capital
	Appreciation		Alger Small Cap
	Portfolio—		Growth Portfolio—
	Class I-2 Shares		Class I-2 Shares
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$(60)	$(2,638)	$(3,580)
Net realized gain (loss) on investments	—	2,432	(68,830)	(128,606)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	2,165	195,231	425,516

Net increase (decrease) in net assets resulting from operations	—	4,537	123,763	293,330

Contributions and (withdrawals):
Payments received from policyowners	—	—	—	—
Cost of insurance	—	(324)	(6,291)	(11,447)
Policyowners’ surrenders	—	(16,971)	(274,461)	(30,538)
Net transfers from (to) Fixed Account	—	—	—	—
Transfers between Investment Divisions	—	—	(58,460)	(220,937)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	—	(17,295)	(339,212)	(262,922)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	—	(12,758)	(215,449)	30,408
NET ASSETS:
Beginning of year	—	12,758	834,021	803,613

End of year	$—	$—	$618,572	$834,021

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP		MainStay VP		MainStay VP		MainStay VP
Mid Cap Value—		S&P 500 Index—		Small Cap Growth—		U.S. Small Cap—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009(e)

$—	$1,836,378	$2,056,410	$2,980,636	$—	$(7,173)	$(11,562)	$(747)
—	(16,759,865)	(1,754,376)	(7,386,209)	—	(1,353,537)	8,144	53
—	—	—	—	—	—	—	—
—	24,288,630	18,508,953	32,911,823	—	1,692,394	1,457,777	88,981

—	9,365,143	18,810,987	28,506,250	—	331,684	1,454,359	88,287

—	74,465	803,581	887,714	—	44,389	38,323	22,925
—	(255,256)	(4,489,457)	(4,241,450)	—	(20,957)	(53,371)	(3,060)
—	(40,751)	(144,004)	(416,102)	—	(3,513)	—	—
—	2,135	244,412	(2,754,276)	—	(52,585)	(2,359)	348
—	(52,201,051)	(2,806,915)	(2,731,581)	—	(2,614,910)	5,945,740	1,878,615
—	—	(511,298)	(372,672)	—	—	—	—

—	(52,420,458)	(6,903,681)	(9,628,367)	—	(2,647,576)	5,928,333	1,898,828

—	(490)	(996)	(2,990)	—	—	—	—

—	(43,055,805)	11,906,310	18,874,893	—	(2,315,892)	7,382,692	1,987,115

—	43,055,805	136,813,550	117,938,657	—	2,315,892	1,987,115	—

$—	$—	$148,719,860	$136,813,550	$—	$—	$9,369,807	$1,987,115

		AllianceBernstein		AllianceBernstein		American
Alger SMid Cap		VPS International		VPS Small/Mid Cap		Century® VP
Growth Portfolio—		Value Portfolio—		Value Portfolio—		Value—
Class I-2 Shares		Class A Shares		Class A Shares		Class II
2010	2009	2010	2009	2010	2009	2010	2009

$(203)	$(65)	$26,092	$12,398	$706	$(823)	$21,018	$32,440
(172)	(282)	331,188	(263,157)	131,430	(40,774)	(19,056)	(25,604)
48	—	—	—	—	4,876	—	—
11,193	7,013	(258,746)	557,170	321,884	308,735	154,751	146,167

10,866	6,666	98,534	306,411	454,020	272,014	156,713	153,003

14,312	8,449	244,165	319,148	104,193	111,551	115,114	105,877
(1,456)	(865)	(21,147)	(22,914)	(15,676)	(6,677)	(19,669)	(14,871)
—	—	(184,064)	(17,580)	—	(48,240)	—	(12,128)
5,351	6,262	(4,250)	(24,700)	(76,259)	(17,891)	7,247	(3,177)
11,520	434	(538,175)	112,733	423,837	952,021	301,625	191,257
—	—	—	—	—	—	(6,444)	(13,505)

29,727	14,280	(503,471)	366,687	436,095	990,764	397,873	253,453

—	—	—	—	—	—	(3)	(6)

40,593	20,946	(404,937)	673,098	890,115	1,262,778	554,583	406,450

26,602	5,656	1,476,933	803,835	1,377,192	114,414	947,350	540,900

$67,195	$26,602	$1,071,996	$1,476,933	$2,267,307	$1,377,192	$1,501,933	$947,350

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	American Funds		American Funds
	Asset Allocation		Global Growth
	Fund—		Fund—
	Class 2 Shares		Class 1 Shares
	2010	2009	2010	2009(f)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,417	$18,145	$2,989	$—
Net realized gain (loss) on investments	143,976	(38,897)	15	—
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(80,789)	164,234	10,667	—

Net increase (decrease) in net assets resulting from operations	69,604	143,482	13,671	—

Contributions and (withdrawals):
Payments received from policyowners	51,929	69,514	1,394	73
Cost of insurance	(23,743)	(14,122)	(839)	—
Policyowners’ surrenders	(484,304)	(4,627)	—	—
Net transfers from (to) Fixed Account	(7,254)	42,869	53	—
Transfers between Investment Divisions	(202,942)	667,195	243,801	—
Policyowners’ death benefits	—	(2,536)	—	—

Net contributions and (withdrawals)	(666,314)	758,293	244,409	73

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(596,710)	901,775	258,080	73
NET ASSETS:
Beginning of year	1,029,425	127,650	73	—

End of year	$432,715	$1,029,425	$258,153	$73

	Calvert VP
	SRI Balanced		Davis
	Portfolio		Value Portfolio
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$131	$201	$8,688	$5,247
Net realized gain (loss) on investments	(72)	(141)	123,991	(379,026)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,397	2,479	(31,062)	740,865

Net increase (decrease) in net assets resulting from operations	1,456	2,539	101,617	367,086

Contributions and (withdrawals):
Payments received from policyowners	—	—	295,159	231,210
Cost of insurance	(239)	(248)	(22,512)	(21,572)
Policyowners’ surrenders	—	—	(421,535)	(202,953)
Net transfers from (to) Fixed Account	—	—	(8,429)	5,811
Transfers between Investment Divisions	—	—	(136,228)	(95,561)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(239)	(248)	(293,545)	(83,065)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	1,217	2,291	(191,928)	284,021
NET ASSETS:
Beginning of year	12,728	10,437	1,354,217	1,070,196

End of year	$13,945	$12,728	$1,162,289	$1,354,217

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

American Funds				American Funds		American Funds
Global Small		American Funds		Growth-Income		International
Capitalization Fund—		Growth Fund—		Fund—		Fund—
Class 2 Shares		Class 2 Shares		Class 2 Shares		Class 2 Shares
2010	2009	2010	2009	2010	2009	2010	2009

$6,905	$(118)	$19,855	$19,799	$4,495	$2,146	$151,386	$85,196
103,822	(76,874)	432,036	(374,403)	8,566	(21,494)	136,989	(820,459)
—	—	—	—	—	—	—	38,322
3,923	211,562	826,071	1,807,758	25,758	72,530	423,553	3,173,179

114,650	134,570	1,277,962	1,453,154	38,819	53,182	711,928	2,476,238

43,284	86,747	387,914	460,243	30,278	23,154	484,451	1,180,528
(7,585)	(6,482)	(89,318)	(53,254)	(6,458)	(3,993)	(154,742)	(115,877)
(171,672)	(2,145)	(1,965,465)	(35,338)	—	(29,687)	(3,426,028)	(80,473)
42,106	(45,749)	(26,578)	109,181	—	1,276	275,450	49,347
243,863	112,367	2,107,430	3,573,657	178,526	117,300	3,219,571	1,082,809
—	(1,215)	—	—	—	—	—	(12,007)

149,996	143,523	413,983	4,054,489	202,346	108,050	398,702	2,104,327

—	(2)	—	1	—	—	—	—

264,646	278,091	1,691,945	5,507,644	241,165	161,232	1,110,630	4,580,565

444,267	166,176	6,686,017	1,178,373	208,765	47,533	8,655,426	4,074,861

$708,913	$444,267	$8,377,962	$6,686,017	$449,930	$208,765	$9,766,056	$8,655,426

				Dreyfus VIF
Delaware VIP International		Dreyfus IP		Opportunistic		DWS Dreman
Value Equity Series—		Technology Growth—		Small Cap—		Small Mid Cap Value VIP—
Standard Class		Initial Shares		Initial Shares		Class A Shares
2010	2009	2010	2009	2010	2009	2010	2009

$27,863	$24	$(4,987)	$(125)	$41	$133	$14,794	$14,091
(1,059)	101	6,452	(2,712)	(386)	(580)	116,845	(713,385)
—	—	—	—	—	—	—	—
14,697	(70)	311,325	313,832	4,244	3,148	219,386	887,358

41,501	55	312,790	310,995	3,899	2,701	351,025	188,064

12,820	514	150,229	128,466	—	—	101,932	29,860
(14,457)	(12)	(14,877)	(11,478)	(613)	(500)	(38,104)	(22,909)
(8,159)	(888)	(1,961)	(27,337)	—	—	(536,975)	(2,479)
2,566	—	3,220	535	64	—	(3,013)	37,037
897,936	3,390	160,898	463	(17)	—	1,064,377	(121,828)
—	—	—	—	—	—	(8,997)	—

890,706	3,004	297,509	90,649	(566)	(500)	579,220	(80,319)

—	—	—	—	—	—	—	—

932,207	3,059	610,299	401,644	3,333	2,201	930,245	107,745

3,454	395	932,480	530,836	13,291	11,090	969,214	861,469

$935,661	$3,454	$1,542,779	$932,480	$16,624	$13,291	$1,899,459	$969,214

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	DWS Global		DWS
	Opportunities VIP—		Small Cap Index VIP—
	Class A Shares		Class A Shares
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2)	$185	$30,110	$140,783
Net realized gain (loss) on investments	13	(1,082)	(115,497)	(2,418,371)
Realized gain distribution received	—	—	—	684,435
Change in unrealized appreciation (depreciation) on investments	571	6,307	3,027,072	4,380,840

Net increase (decrease) in net assets resulting from operations	582	5,410	2,941,685	2,787,687

Contributions and (withdrawals):
Payments received from policyowners	—	823	721,410	904,128
Cost of insurance	(32)	(141)	(150,247)	(133,535)
Policyowners’ surrenders	—	(15,857)	(758,269)	(192,147)
Net transfers from (to) Fixed Account	—	—	(15,182)	(770,018)
Transfers between Investment Divisions	1,074	677	(8,006,331)	2,356,284
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	1,042	(14,498)	(8,208,619)	2,164,712

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	1,624	(9,088)	(5,266,934)	4,952,399
NET ASSETS:
Beginning of year	2,034	11,122	14,481,618	9,529,219

End of year	$3,658	$2,034	$9,214,684	$14,481,618

	Fidelity® VIP		Fidelity® VIP
	Freedom 2030 Portfolio—		Freedom 2040 Portfolio—
	Initial Class		Initial Class
	2010	2009	2010(g)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$63,609	$67,228	$(947)
Net realized gain (loss) on investments	(228,034)	(257,248)	40,492
Realized gain distribution received	29,998	31,433	705
Change in unrealized appreciation (depreciation) on investments	741,250	1,106,529	(335)

Net increase (decrease) in net assets resulting from operations	606,823	947,942	39,915

Contributions and (withdrawals):
Payments received from policyowners	581,990	686,689	14,313
Cost of insurance	(112,431)	(88,818)	(7,107)
Policyowners’ surrenders	(61,501)	(8,355)	—
Net transfers from (to) Fixed Account	(10,970)	34,612	(3,047)
Transfers between Investment Divisions	(670,551)	644,464	(37,546)
Policyowners’ death benefits	—	—	—

Net contributions and (withdrawals)	(273,463)	1,268,592	(33,387)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—

Increase (decrease) in net assets	333,360	2,216,534	6,528
NET ASSETS:
Beginning of year	4,088,785	1,872,251	—

End of year	$4,422,145	$4,088,785	$6,528

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP		Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
Contrafund®—		Equity-Income—		Freedom 2010 Portfolio—		Freedom 2020 Portfolio—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

$192,972	$198,994	$54,877	$65,954	$32,152	$39,211	$121,017	$135,861
(1,647,360)	(6,179,192)	(458,701)	(2,515,356)	(45,563)	(180,396)	(100,466)	(590,002)
10,784	5,668	—	—	27,656	7,395	49,961	44,185
5,238,451	12,370,712	1,031,168	3,666,625	119,779	368,394	752,664	1,391,240

3,794,847	6,396,182	627,344	1,217,223	134,024	234,604	823,176	981,284

2,360,267	2,699,227	400,147	642,603	198,587	169,456	559,346	579,245
(516,757)	(467,625)	(57,196)	(78,700)	(37,478)	(35,135)	(163,419)	(113,287)
(1,957,288)	(748,983)	(22,328)	(250,571)	(80,252)	(730)	(16,429)	(68,131)
4,373	77,784	(4,779)	8,353	(2,303)	19,576	(32,482)	84,698
(956,323)	(1,871,383)	(973,280)	(1,880,211)	392,361	(228,150)	821,175	531,330
(29,122)	(26,693)	(1,736)	—	(149)	—	—	—

(1,094,850)	(337,673)	(659,172)	(1,558,526)	470,766	(74,983)	1,168,191	1,013,855

(10)	(36)	—	—	—	—	—	(1)

2,699,987	6,058,473	(31,828)	(341,303)	604,790	159,621	1,991,367	1,995,138

23,960,929	17,902,456	4,235,963	4,577,266	1,208,759	1,049,138	5,133,237	3,138,099

$26,660,916	$23,960,929	$4,204,135	$4,235,963	$1,813,549	$1,208,759	$7,124,604	$5,133,237

Fidelity® VIP		Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
Growth—		Index 500—		Investment Grade Bond—		Mid-Cap—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

$(1,509)	$(1,054)	$618,161	$611,145	$311,402	$658,548	$(988)	$48,082
(3,463)	(899,539)	(2,521,684)	(1,937,765)	95,050	(130,760)	(942,939)	(3,702,779)
2,561	783	656,520	587,632	107,224	32,217	84,094	92,438
176,325	1,026,469	6,471,664	7,454,195	132,651	517,287	8,008,000	9,758,035

173,914	126,659	5,224,661	6,715,207	646,327	1,077,292	7,148,167	6,195,776

91,489	323,368	3,247,115	3,244,947	1,155,887	1,179,621	2,228,448	2,411,030
(13,549)	(15,075)	(751,604)	(655,594)	(204,204)	(204,325)	(437,726)	(382,076)
(35,710)	(3,488)	(1,854,509)	(1,394,245)	(215,606)	(1,063,645)	(819,288)	(946,939)
(54,031)	2,215	213,828	124,083	29,196	50,062	81,523	144,997
(37,859)	(1,366,227)	4,076,717	802,864	216,735	1,295,759	5,591,489	(1,026,762)
—	—	—	(2,680)	(5,463)	(21,652)	(19,687)	(29,439)

(49,660)	(1,059,207)	4,931,547	2,119,375	976,545	1,235,820	6,624,759	170,811

(1)	(1)	(1)	(4)	(6)	(27)	(9)	(23)

124,253	(932,549)	10,156,207	8,834,578	1,622,866	2,313,085	13,772,917	6,366,564

833,686	1,766,235	33,503,096	24,668,518	9,287,490	6,974,405	20,742,787	14,376,223

$957,939	$833,686	$43,659,303	$33,503,096	$10,910,356	$9,287,490	$34,515,704	$20,742,787

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	Fidelity® VIP		Fidelity® VIP
	Money Market—		Overseas—
	Initial Class		Initial Class
	2010	2009(d)	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(27,024)	$(1,023)	$80,987	$137,440
Net realized gain (loss) on investments	—	—	(2,232,953)	(2,494,044)
Realized gain distribution received	12,645	—	16,270	26,431
Change in unrealized appreciation (depreciation) on investments	—	—	3,012,437	4,104,245

Net increase (decrease) in net assets resulting from operations	(14,379)	(1,023)	876,741	1,774,072

Contributions and (withdrawals):
Payments received from policyowners	1,455,005	19,367	827,665	528,645
Cost of insurance	(213,694)	(65,508)	(194,052)	(192,469)
Policyowners’ surrenders	(2,049,213)	—	(252,171)	(73,342)
Net transfers from (to) Fixed Account	10,594,341	(213,642)	(19,529)	27,971
Transfers between Investment Divisions	(1,351,473)	8,890,834	(813,750)	(1,072,506)
Policyowners’ death benefits	—	—	(1,551)	—

Net contributions and (withdrawals)	8,434,966	8,631,051	(453,388)	(781,701)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	1

Increase (decrease) in net assets	8,420,587	8,630,028	423,353	992,372
NET ASSETS:
Beginning of year	8,630,028	—	9,130,525	8,138,153

End of year	$17,050,615	$8,630,028	$9,553,878	$9,130,525

	Invesco	Invesco Van Kampen
	V.I. Mid Cap	V.I. Mid Cap Value
	Core Equity Fund—	Fund—
	Series I Shares	Series I Shares
	2010(h)	2010	2009(b)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$149	$1,184	$954
Net realized gain (loss) on investments	329	29,716	12,270
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	6,627	129,620	47,695

Net increase (decrease) in net assets resulting from operations	7,105	160,520	60,919

Contributions and (withdrawals):
Payments received from policyowners	1,138	15,045	104
Cost of insurance	(535)	(8,227)	(1,415)
Policyowners’ surrenders	—	—	—
Net transfers from (to) Fixed Account	4,008	603,055	—
Transfers between Investment Divisions	87,585	235,125	87,070
Policyowners’ death benefits	—	—	—

Net contributions and (withdrawals)	92,196	844,998	85,759

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—

Increase (decrease) in net assets	99,301	1,005,518	146,678
NET ASSETS:
Beginning of year	—	146,678	—

End of year	$99,301	$1,152,196	$146,678

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

						Invesco V.I.
Fidelity® VIP Value		Fidelity® VIP Value		Invesco V.I. Global		International Growth
Leaders—		Strategies—		Real Estate Fund—		Fund—
Initial Class		Service Class 2		Series I Shares		Series I Shares
2010	2009	2010	2009	2010	2009	2010	2009

$43	$286	$(317)	$(140)	$91,705	$(3,156)	$150,477	$54,138
2,243	15	(5,883)	(184,070)	108,007	(513,604)	(469,063)	(230,207)
—	—	—	—	—	—	—	—

(2,731)	3,025	61,504	244,390	185,542	699,851	1,253,734	1,567,642

(445)	3,326	55,304	60,180	385,254	183,091	935,148	1,391,573

2,750	4,582	72,490	29,866	164,967	143,159	631,413	743,566
(595)	(399)	(10,197)	(6,826)	(22,921)	(15,325)	(114,932)	(82,316)
—	—	(9,042)	(62,566)	(49,841)	(8,543)	(348,080)	(29,221)
—	702	1,406	9	77,356	(16,999)	3,785	32,239
(18,066)	13,142	46,271	(26,800)	677,756	118,261	1,545,317	246,320
—	—	(10,424)	—	—	—	—	(1,840)

(15,911)	18,027	90,504	(66,317)	847,317	220,553	1,717,503	908,748

—	—	—	—	—	(4)	—	—

(16,356)	21,353	145,808	(6,137)	1,232,571	403,640	2,652,651	2,300,321

21,705	352	180,773	186,910	1,125,460	721,820	5,665,825	3,365,504

$5,349	$21,705	$326,581	$180,773	$2,358,031	$1,125,460	$8,318,476	$5,665,825

Janus Aspen		Janus Aspen		Janus Aspen		Janus Aspen
Balanced Portfolio—		Enterprise Portfolio—		Forty Portfolio—		Worldwide Portfolio—
Institutional Shares		Institutional Shares		Institutional Shares		Institutional Shares
2010	2009	2010	2009	2010	2009	2010	2009

$458,683	$396,287	$(23,529)	$(26,988)	$(4,035)	$(22,510)	$1,494	$11,355
(48,865)	(232,771)	(669,188)	(674,325)	(588,209)	(127,604)	111,705	(84,140)
—	563,988	—	—	—	—	—	—

1,074,188	2,782,283	2,131,595	3,081,309	1,045,173	2,413,427	18,653	327,726

1,484,006	3,509,787	1,438,878	2,379,996	452,929	2,263,313	131,852	254,941

876,049	857,581	595,376	737,121	802,655	616,627	23,700	18,151
(548,735)	(519,566)	(104,324)	(104,103)	(96,673)	(83,416)	(40,875)	(32,311)
(707,736)	(904,330)	(1,306,664)	(60,036)	(423,692)	(23,681)	(600,674)	(57,482)
205,342	25,604	(27,020)	(16,124)	11,769	(21,618)	3,206	(1,341)
1,519,390	(842,691)	(977,060)	(1,589,350)	2,686,061	(1,316,168)	(32,355)	556,868
(1,090)	(332,895)	—	—	(5,573)	(9,771)	—	—

1,343,220	(1,716,297)	(1,819,692)	(1,032,492)	2,974,547	(838,027)	(646,998)	483,885

(67)	(366)	—	—	—	—	(2)	(8)

2,827,159	1,793,124	(380,814)	1,347,504	3,427,476	1,425,286	(515,148)	738,818

16,514,235	14,721,111	7,102,905	5,755,401	6,695,361	5,270,075	1,266,646	527,828

$19,341,394	$16,514,235	$6,722,091	$7,102,905	$10,122,837	$6,695,361	$751,498	$1,266,646

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	Lazard Retirement		Lord Abbett
	International Equity		Series Fund—
	Portfolio—		Mid-Cap Value
	Service Shares		Portfolio
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$31,530	$54,914	$615	$1,321
Net realized gain (loss) on investments	(375,401)	(319,681)	206,540	(3,350,184)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	488,301	699,426	779,308	3,984,076

Net increase (decrease) in net assets resulting from operations	144,430	434,659	986,463	635,213

Contributions and (withdrawals):
Payments received from policyowners	286,797	225,213	418,258	1,259,848
Cost of insurance	(78,443)	(63,422)	(132,591)	(99,342)
Policyowners’ surrenders	(110,127)	(9,319)	(966,196)	(249,803)
Net transfers from (to) Fixed Account	(15,630)	32,733	(16,778)	15,900
Transfers between Investment Divisions	599,019	570,953	1,097,085	(2,093,453)
Policyowners’ death benefits	—	—	(855)	(11,456)

Net contributions and (withdrawals)	681,616	756,158	398,923	(1,178,306)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(4)	—	(1)

Increase (decrease) in net assets	826,046	1,190,813	1,385,386	(543,094)
NET ASSETS:
Beginning of year	2,918,983	1,728,170	4,265,400	4,808,494

End of year	$3,745,029	$2,918,983	$5,650,786	$4,265,400

	MFS®		Neuberger Berman
	Values Series—		AMT Partners
	Initial Class		Portfolio—Class I Shares
	2010	2009(a)	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,447	$11,205	$(281)	$10,989
Net realized gain (loss) on investments	311,269	25,962	127,753	(184,147)
Realized gain distribution received	—	—	—	58,175
Change in unrealized appreciation (depreciation) on investments	9,358	344,886	(87,696)	342,023

Net increase (decrease) in net assets resulting from operations	362,074	382,053	39,776	227,040

Contributions and (withdrawals):
Payments received from policyowners	64,996	56,413	123,439	90,849
Cost of insurance	(51,524)	(10,116)	(8,886)	(7,968)
Policyowners’ surrenders	(731,394)	(2,947)	(329,859)	(7,609)
Net transfers from (to) Fixed Account	229,003	67,502	(15,235)	6,277
Transfers between Investment Divisions	2,428,066	1,710,230	(67,573)	9,548
Policyowners’ death benefits	—	(5,057)	—	—

Net contributions and (withdrawals)	1,939,147	1,816,025	(298,114)	91,097

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	2,301,221	2,198,078	(258,338)	318,137
NET ASSETS:
Beginning of year	2,198,078	—	606,279	288,142

End of year	$4,499,299	$2,198,078	$347,941	$606,279

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

LVIP Baron Growth		MFS®		MFS®		MFS®
Opportunities Fund—		Investors Trust Series—		New Discovery Series—		Utilities Series—
Service Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

$(13,750)	$(9,167)	$753	$2,161	$(37)	$(27)	$44,798	$54,653
568,563	(934,705)	271	(7)	(17)	(187)	(211,088)	(141,887)
—	—	—	—	—	—	—	—

286,260	1,668,695	7,542	16,625	2,733	3,266	422,140	505,591

841,073	724,823	8,566	18,779	2,679	3,052	255,850	418,357

337,978	378,862	—	—	—	—	220,598	239,407
(62,271)	(38,239)	(1,401)	(1,959)	(437)	(320)	(59,274)	(46,475)
(749,793)	(227,439)	—	(73,644)	—	—	(473,865)	(22,697)
69,685	(99,762)	—	—	—	—	(17,046)	26,006
654,939	(125,988)	—	—	—	—	306,161	91,442
—	—	—	—	—	—	(2,599)	—

250,538	(112,566)	(1,401)	(75,603)	(437)	(320)	(26,025)	287,683

—	—	—	(3)	—	—	—	(3)

1,091,611	612,257	7,165	(56,827)	2,242	2,732	229,825	706,037

2,592,934	1,980,677	80,505	137,332	7,806	5,074	1,751,790	1,045,753

$3,684,545	$2,592,934	$87,670	$80,505	$10,048	$7,806	$1,981,615	$1,751,790

				PIMCO Global Bond		PIMCO
Oppenheimer Capital		Oppenheimer		(Unhedged)—		High Yield—
Appreciation Fund/VA—		Core Bond Fund/VA—		Administrative		Administrative
Non-Service Shares		Non-Service Shares		Class Shares		Class Shares
2010	2009	2010	2009	2010	2009(c)	2010(h)

$(197)	$(47)	$14	$(2)	$14,224	$710	$114
5,364	(115)	(132)	(6)	404	19	(84)
—	—	—	—	16,915	5,109	—

(2,484)	7,968	237	97	34,485	(1,388)	—

2,683	7,806	119	89	66,028	4,450	30

4,772	8,655	—	—	23,651	—	12,526
(1,802)	(363)	(37)	(11)	(5,377)	(217)	(77)
—	—	—	—	—	—	—
9,026	757	—	—	83,439	51,315	—
28,860	19,561	—	—	467,926	29,352	(12,479)
—	—	—	—	—	—	—

40,856	28,610	(37)	(11)	569,639	80,450	(30)

—	—	—	—	—	—	—

43,539	36,416	82	78	635,667	84,900	—

37,475	1,059	1,109	1,031	84,900	—	—

$81,014	$37,475	$1,191	$1,109	$720,567	$84,900	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	PIMCO Long-Term U.S.		PIMCO
	Government—		Low Duration—
	Administrative		Administrative
	Class Shares		Class Shares
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,091	$3,984	$26,067	$49,195
Net realized gain (loss) on investments	(465)	3,607	24,614	(2,585)
Realized gain distribution received	2,894	8,065	6,569	83,534
Change in unrealized appreciation (depreciation) on investments	6,244	(19,216)	48,238	71,149

Net increase (decrease) in net assets resulting from operations	12,764	(3,560)	105,488	201,293

Contributions and (withdrawals):
Payments received from policyowners	36,659	35,494	415,439	280,861
Cost of insurance	(1,682)	(2,145)	(39,966)	(29,727)
Policyowners’ surrenders	—	(31,895)	(780,866)	(50,784)
Net transfers from (to) Fixed Account	—	1,802	144,355	24,582
Transfers between Investment Divisions	(20,803)	8,467	288,665	154,289
Policyowners’ death benefits	—	—	—	(6,321)

Net contributions and (withdrawals)	14,174	11,723	27,627	372,900

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	26,938	8,163	133,115	574,193
NET ASSETS:
Beginning of year	108,190	100,027	1,892,404	1,318,211

End of year	$135,128	$108,190	$2,025,519	$1,892,404

	T. Rowe Price		T. Rowe Price
	Blue Chip Growth		Equity Income
	Portfolio		Portfolio
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(46,159)	$(30,901)	$317,482	$243,634
Net realized gain (loss) on investments	(290,200)	(809,105)	(2,247,533)	(5,383,519)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,008,952	3,390,511	4,988,680	8,507,737

Net increase (decrease) in net assets resulting from operations	1,672,593	2,550,505	3,058,629	3,367,852

Contributions and (withdrawals):
Payments received from policyowners	1,139,280	1,052,680	1,804,480	2,899,606
Cost of insurance	(296,513)	(215,022)	(467,625)	(384,245)
Policyowners’ surrenders	(8,411)	(143,841)	(2,472,324)	(701,484)
Net transfers from (to) Fixed Account	(104,434)	39,626	(145,056)	(44,607)
Transfers between Investment Divisions	1,255,396	(711,377)	2,765,549	(2,916,803)
Policyowners’ death benefits	—	(4,969)	—	(11,259)

Net contributions and (withdrawals)	1,985,318	17,097	1,485,024	(1,158,792)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	(17)	(22)

Increase (decrease) in net assets	3,657,911	2,567,602	4,543,636	2,209,038
NET ASSETS:
Beginning of year	8,659,417	6,091,815	18,254,040	16,045,002

End of year	$12,317,328	$8,659,417	$22,797,676	$18,254,040

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

PIMCO		PIMCO
Real Return—		Total Return—		Royce		Royce
Administrative		Administrative		Micro-Cap Portfolio—		Small-Cap Portfolio—
Class Shares		Class Shares		Investment Class		Investment Class
2010	2009	2010	2009	2010	2009	2010	2009

$98,053	$221,820	$879,508	$1,694,416	$105,683	$(9,079)	$(17,871)	$(24,272)
201,606	(42,680)	1,693,632	482,615	85,723	(811,182)	(19,025)	(941,075)
88,634	412,578	1,307,594	1,196,390	—	—	—	—

304,688	728,232	(595,184)	1,149,343	1,424,178	1,825,618	1,403,319	2,957,381

692,981	1,319,950	3,285,550	4,522,764	1,615,584	1,005,357	1,366,423	1,992,034

651,261	956,881	3,028,514	3,016,983	336,878	402,666	609,391	726,065
(121,944)	(114,615)	(893,818)	(785,488)	(71,162)	(53,248)	(129,895)	(105,170)
(1,590,395)	(194,712)	(6,100,676)	(962,454)	(275,790)	(60,579)	(1,309,736)	(90,963)
203,849	(24,993)	252,057	259,483	1,677,523	20,031	278,747	(1,700,756)
(556,907)	3,510,731	5,462,745	3,256,618	2,002,946	(616,912)	660,651	1,254,274
—	—	(37,976)	(16,740)	(695)	(8,757)	(4,067)	—

(1,414,136)	4,133,292	1,710,846	4,768,402	3,669,700	(316,799)	105,091	83,450

—	(1)	—	(3)	—	(3)	—	—

(721,155)	5,453,241	4,996,396	9,291,163	5,285,284	688,555	1,471,514	2,075,484

11,061,074	5,607,833	39,125,547	29,834,384	2,285,988	1,597,433	7,162,378	5,086,894

$10,339,919	$11,061,074	$44,121,943	$39,125,547	$7,571,272	$2,285,988	$8,633,892	$7,162,378

T. Rowe Price		T. Rowe Price		T. Rowe Price		T. Rowe Price
Index 500		International Stock		Limited-Term Bond		New America Growth
Portfolio		Portfolio		Portfolio		Portfolio
2010	2009	2010	2009	2010	2009	2010	2009

$4,367	$5,160	$15,059	$37,112	$86,425	$78,902	$(7,481)	$(8,967)
(58,352)	(59,424)	(268,244)	(142,333)	58,621	40,339	(74,857)	(602,445)
—	—	8,081	—	—	—	95,742	—

92,232	135,228	582,201	755,421	(47,278)	71,191	747,397	1,419,265

38,247	80,964	337,097	650,200	97,768	190,432	760,801	807,853

37,279	40,242	404,833	387,480	636,236	978,323	437,179	421,093
(18,197)	(21,233)	(74,251)	(59,135)	(78,154)	(75,906)	(77,986)	(48,705)
(212,552)	(16,879)	(115,349)	(149,977)	(289,148)	(628,179)	(77,743)	(222,676)
(3,608)	22,268	22,388	38,440	(3,722)	143,238	289,214	42,651
(19,057)	(85,169)	238,113	222,444	782,735	(143,927)	1,082,131	(531,504)
(1,126)	—	—	(9,819)	—	(6,132)	(323)	—

(217,261)	(60,771)	475,734	429,433	1,047,947	267,417	1,652,472	(339,141)

—	—	(2)	(23)	—	(1)	—	—

(179,014)	20,193	812,829	1,079,610	1,145,715	457,848	2,413,273	468,712

393,319	373,126	2,099,703	1,020,093	2,443,814	1,985,966	2,354,957	1,886,245

$214,305	$393,319	$2,912,532	$2,099,703	$3,589,529	$2,443,814	$4,768,230	$2,354,957

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2010
and December 31, 2009

	T. Rowe Price		UIF Emerging
	Personal Strategy		Markets Debt Portfolio—
	Balanced Portfolio		Class I
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$500,802	$345,359	$99,157	$84,120
Net realized gain (loss) on investments	(704,677)	(2,445,252)	168,677	(115,015)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	3,600,754	7,540,237	(21,246)	369,481

Net increase (decrease) in net assets resulting from operations	3,396,879	5,440,344	246,588	338,586

Contributions and (withdrawals):
Payments received from policyowners	1,297,264	982,336	469,767	196,679
Cost of insurance	(390,348)	(330,310)	(32,782)	(24,643)
Policyowners’ surrenders	(947,043)	(49,330)	(2,237)	(13,559)
Net transfers from (to) Fixed Account	(53,327)	(1,911,745)	(6,067)	4,078
Transfers between Investment Divisions	841,159	4,609,897	(313,959)	212,782
Policyowners’ death benefits	(26,003)	—	—	—

Net contributions and (withdrawals)	721,702	3,300,848	114,722	375,337

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	(1)	(4)

Increase (decrease) in net assets	4,118,581	8,741,192	361,309	713,919
NET ASSETS:
Beginning of year	25,168,391	16,427,199	1,711,916	997,997

End of year	$29,286,972	$25,168,391	$2,073,225	$1,711,916

			Van Eck VIP
	Van Eck VIP Global		Multi-Manager
	Hard Assets—		Alternatives—
	Initial Class		Initial Class
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,250)	$(114)	$(880)	$(70)
Net realized gain (loss) on investments	19,494	868	(1,950)	(39,676)
Realized gain distribution received	—	99	—	16,649
Change in unrealized appreciation (depreciation) on investments	406,103	19,009	11,595	39,491

Net increase (decrease) in net assets resulting from operations	424,347	19,862	8,765	16,394

Contributions and (withdrawals):
Payments received from policyowners	67,991	1,314	32,793	50,795
Cost of insurance	(21,671)	(1,728)	(1,431)	(1,904)
Policyowners’ surrenders	—	(22,909)	—	(25,032)
Net transfers from (to) Fixed Account	80,816	53,694	—	—
Transfers between Investment Divisions	1,353,206	85,848	(2,414)	(148,312)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	1,480,342	116,219	28,948	(124,453)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	1,904,689	136,081	37,713	(108,059)
NET ASSETS:
Beginning of year	152,007	15,926	187,599	295,658

End of year	$2,056,696	$152,007	$225,312	$187,599

Not all Investment Divisions are available under all policies.

(a)	For the period January 2009 (Commencement of Investments) through December 2009.
(b)	For the period March 2009 (Commencement of Investments) through December 2009.
(c)	For the period June 2009 (Commencement of Investments) through December 2009.
(d)	For the period July 2009 (Commencement of Investments) through December 2009.
(e)	For the period November 2009 (Commencement of Investments) through December 2009.
(f)	For the period December 2009 (Commencement of Investments).
(g)	For the period February 2010 (Commencement of Investments) through December 2010.
(h)	For the period March 2010 (Commencement of Investments) through December 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

		UIF U.S.
UIF Emerging		Real Estate		Van Eck VIP Global
Markets Equity		Portfolio—		Bond Fund—
Portfolio—Class I		Class I		Initial Class
2010	2009	2010	2009	2010	2009

$24,744	$(25,982)	$144,311	$182,032	$(2,051)	$105
(1,025,973)	(972,399)	(342,943)	(6,299,836)	5,513	2,030
—	—	—	—	—	—

2,884,758	4,187,440	2,586,900	7,739,133	29,114	3,598

1,883,529	3,189,059	2,388,268	1,621,329	32,576	5,733

754,783	670,900	378,891	980,115	11,647	8,010
(143,211)	(100,594)	(84,837)	(78,541)	(21,682)	(4,513)
(196,039)	(25,809)	(561,069)	(314,460)	(44,919)	—
315,555	(34,360)	(963)	(432,560)	61,686	(15,726)
1,564,184	976,118	(1,510,539)	(1,163,509)	946,266	42,805
—	—	—	—	—	—

2,295,272	1,486,255	(1,778,517)	(1,008,955)	952,998	30,576

(1)	(19)	(1)	(3)	—	(1)

4,178,800	4,675,295	609,750	612,371	985,574	36,308

8,799,920	4,124,625	8,557,767	7,945,396	39,874	3,566

$12,978,720	$8,799,920	$9,167,517	$8,557,767	$1,025,448	$39,874

Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life policies (“CSVUL”)(“Series 1 policies”), NYLIAC CorpExec Variable Universal Life II policies (“CEVUL2”)(“Series 2 policies”), NYLIAC CorpExec Variable Universal Life III policies (“CEVUL3”)(“Series 3 policies”), NYLIAC CorpExec Variable Universal Life IV policies (“CEVUL4”)(“Series 3 policies”), NYLIAC CorpExec Variable Universal Life V policies (“CEVUL5”)(“Series 3 policies”), NYLIAC CorpExec Variable Universal Life VI policies (“CEVUL6”)(“Series 3 policies”), and NYLIAC CorpExec Accumulator Variable Universal Life policies (“CEAVUL”)(“Series 3 policies”). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., The Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series®, Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP® Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity® Variable Insurance Products Funds, Fidelity® Variable Insurance Products Freedom Funds, Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., and Van Eck VIP Trust (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond—Initial Class
MainStay VP Cash Management
MainStay VP Common Stock—Initial Class
MainStay VP Convertible—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Government—Initial Class
MainStay VP Growth Equity—Initial Class
MainStay VP High Yield Corporate Bond—Initial Class
MainStay VP ICAP Select Equity—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP International Equity—Initial Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP Mid Cap Core—Initial Class
MainStay VP S&P 500 Index—Initial Class
MainStay VP U.S. Small Cap—Initial Class
Alger Small Cap Growth Portfolio—Class I-2 Shares1
Alger SMid Cap Growth Portfolio—Class I-2 Shares2
AllianceBernstein VPS International Value Portfolio—Class A Shares
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A Shares
American Century® VP Value—Class II
American Funds Asset Allocation Fund—Class 2 Shares
American Funds Global Growth Fund—Class 1 Shares
American Funds Global Small Capitalization Fund—Class 2 Shares
American Funds Growth Fund—Class 2 Shares
American Funds Growth-Income Fund—Class 2 Shares
American Funds International Fund—Class 2 Shares
Calvert VP SRI Balanced Portfolio3
Davis Value Portfolio
Delaware VIP International Value Equity Series—Standard Class
Dreyfus IP Technology Growth—Initial Shares
Dreyfus VIF Opportunistic Small Cap—Initial Shares4
DWS Dreman Small Mid Cap Value VIP—Class A Shares
DWS Global Opportunities VIP—Class A Shares
DWS Small Cap Index VIP—Class A Shares
Fidelity® VIP Contrafund®—Initial Class
Fidelity® VIP Equity-Income—Initial Class
Fidelity® VIP Freedom 2010 Portfolio—Initial Class
Fidelity® VIP Freedom 2020 Portfolio—Initial Class
Fidelity® VIP Freedom 2030 Portfolio—Initial Class
Fidelity® VIP Freedom 2040 Portfolio—Initial Class
Fidelity® VIP Growth—Initial Class
Fidelity® VIP Index 500—Initial Class

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Investment Grade Bond—Initial Class
Fidelity® VIP Mid-Cap—Initial Class
Fidelity® VIP Money Market—Initial Class
Fidelity® VIP Overseas—Initial Class
Fidelity® VIP Value Leaders—Initial Class
Fidelity® VIP Value Strategies—Service Class 2
Invesco V.I. Global Real Estate Fund—Series I Shares5
Invesco V.I. International Growth Fund—Series I Shares6
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares7
Invesco Van Kampen V.I. Mid Cap Value Fund—Series I Shares8
Janus Aspen Balanced Portfolio—Institutional Shares
Janus Aspen Enterprise Portfolio—Institutional Shares
Janus Aspen Forty Portfolio—Institutional Shares
Janus Aspen Worldwide Portfolio—Institutional Shares
Lazard Retirement International Equity Portfolio—Service Shares
Lord Abbett Series Fund—Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund—Service Class
MFS® Global Tactical Allocation—Initial Class9
MFS® Investors Trust Series—Initial Class
MFS® New Discovery Series—Initial Class
MFS® Utilities Series—Initial Class
MFS® Values Series—Initial Class
Neuberger Berman AMT Partners Portfolio—Class I Shares
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares
Oppenheimer Core Bond Fund/VA—Non-Service Shares
PIMCO Global Bond (Unhedged)—Administrative Class Shares10
PIMCO High Yield—Administrative Class Shares11
PIMCO Long-Term U.S. Government—Administrative Class Shares12
PIMCO Low Duration—Administrative Class Shares
PIMCO Real Return—Administrative Class Shares
PIMCO Total Return—Administrative Class Shares
Royce Micro-Cap Portfolio—Investment Class
Royce Small-Cap Portfolio—Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
UIF Emerging Markets Debt Portfolio—Class I13
UIF Emerging Markets Equity Portfolio—Class I14
UIF U.S. Real Estate Portfolio—Class I15
Van Eck VIP Global Bond Fund—Initial Class16
Van Eck VIP Global Hard Assets—Initial Class17
Van Eck VIP Multi-Manager Alternatives—Initial Class18

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Large Cap Growth, Alger Small Cap Growth Portfolio—Class I-2 Shares, Calvert VP SRI Balanced Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, MFS® New Discovery Series—Initial Class, and Oppenheimer Core Bond Fund/VA—Non-Service Shares.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the MFS® Global Tactical Allocation.

Initial premium payments received for CSVUL, CEVUL2, CEVUL3, CEVUL4, and CEVUL5 policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 20 days (10 days in New York & 30 days in California for policyowners age 60 and greater) after the policy delivery date. Initial premium payments received for CSVUL, CEVUL2, CEVUL3, CEVUL4, and CEVUL5 that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium payments received for non-replacement CEVUL6 policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policyowners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium payments received for non-replacement CEAVUL policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policyowners age 60 and greater) after the policy issue date. Initial premium payments received for CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies (Continued):

withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1 — Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset. Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values (“NAV’s”). The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

[1]	Formerly Alger American SmallCap Growth Portfolio—Class O Shares

[2]	Formerly Alger American SMidCap Growth Portfolio—Class O Shares

[3]	Formerly CVS Calvert Social Balanced Portfolio

[4]	Formerly Dreyfus VIF Developing Leaders—Initial Shares

[5]	Formerly AIM V.I. Global Real Estate Fund—Series I Shares

[6]	Formerly AIM V.I. International Growth Fund—Series I Shares

[7]	Formerly AIM V.I. Mid Cap Core Equity Fund—Series I Shares

[8]	Formerly Morgan Stanley UIF U.S. Mid Cap Value Portfolio—Class I Shares

[9]	Formerly MFS® Global Total Return Portfolio

[10]	“VIT” has been removed from PIMCO VIT Global Bond—Administrative Class Shares as it is not part of the fund’s legal name

[11]	“VIT” has been removed from PIMCO VIT High Yield—Administrative Class Shares as it is not part of the fund’s legal name

[12]	“Long-Term” has been added to PIMCO U.S. Government—Administrative Class Shares as it is part of the fund’s legal name

[13]	Formerly Morgan Stanley UIF Emerging Markets Debt Portfolio—Class I

[14]	Formerly Morgan Stanley UIF Emerging Markets Equity Portfolio—Class I

[15]	Formerly Morgan Stanley UIF U.S. Real Estate Portfolio—Class I

[16]	Formerly Van Eck WIT Worldwide Bond Fund—Initial Class

[17]	Formerly Van Eck Worldwide Hard Assets—Initial Class

[18]	Formerly Van Eck Worldwide Multi-Manager Alternatives—Initial Class

NYLIAC CSVUL Separate Account-I

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

At December 31, 2010, the investments of CSVUL Separate Account-I are as follows:

			MainStay VP
	MainStay VP	MainStay VP	Common	MainStay VP
	Bond—	Cash	Stock—	Convertible—
	Initial Class	Management	Initial Class	Initial Class

Number of shares	279	136,679	6,824	68
Identified cost	$4,057	$136,684	$114,857	$726

	MainStay VP	MainStay VP	MainStay VP
	Large Cap	Mid Cap	S&P 500	MainStay VP
	Growth—	Core—	Index—	U.S. Small Cap—
	Initial Class	Initial Class	Initial Class	Initial Class

Number of shares	6	4,075	5,845	1,006
Identified cost	$63	$44,968	$149,103	$7,823

Investment activity for the year ended December 31, 2010, was as follows:

			MainStay VP
	MainStay VP	MainStay VP	Common	MainStay VP
	Bond—	Cash	Stock—	Convertible—
	Initial Class	Management	Initial Class	Initial Class

Purchases	$2,539	$83,482	$5,216	$306
Proceeds from sales	2,185	74,461	2,487	218

	MainStay VP	MainStay VP	MainStay VP	MainStay VP
	Large Cap	Mid Cap	S&P 500	U.S. Small
	Growth—	Core—	Index—	Cap—
	Initial Class	Initial Class	Initial Class	Initial Class

Purchases	$—	$1,249	$7,317	$5,992
Proceeds from sales	6	9,642	12,194	75

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

			MainStay VP
MainStay VP		MainStay VP	High Yield	MainStay VP		MainStay VP
Floating	MainStay VP	Growth	Corporate	ICAP Select	MainStay VP	International
Rate—	Government—	Equity—	Bond—	Equity—	Income Builder—	Equity—
Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

81	190	460	2,590	18,276	—	4,422
$703	$2,221	$10,209	$22,748	$230,466	$—	$57,461

Alger Small Cap	Alger SMid Cap	AllianceBernstein	AllianceBernstein	American	American Funds	American Funds
Growth	Growth	VPS International	VPS Small/Mid Cap	Century® VP	Asset Allocation	Global Growth
Portfolio—	Portfolio—	Value Portfolio—	Value Portfolio—	Value—	Fund—	Fund—
Class I-2 Shares	Class I-2 Shares	Class A Shares	Class A Shares	Class II	Class 2 Shares	Class 1 Shares

19	7	72	134	256	27	12
$615	$51	$1,005	$1,691	$1,437	$396	$247

			MainStay VP
MainStay VP		MainStay VP	High Yield	MainStay VP	MainStay VP	MainStay VP
Floating	MainStay VP	Growth	Corporate	ICAP Select	Income	International
Rate—	Government—	Equity—	Bond—	Equity—	Builder—	Equity—
Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

$267	$862	$5,174	$11,226	$6,536	$—	$8,555
296	796	101	5,162	5,542	488	9,112

Alger Small Cap	Alger SMid Cap	AllianceBernstein	AllianceBernstein	American	American Funds	American Funds
Growth	Growth	VPS International	VPS Small/Mid Cap	Century® VP	Asset Allocation	Global Growth
Portfolio—	Portfolio—	Value Portfolio—	Value Portfolio—	Value—	Fund—	Fund—
Class I-2 Shares	Class I-2 Shares	Class A Shares	Class A Shares	Class II	Class 2 Shares	Class 1 Shares

$—	$31	$674	$806	$527	$290	$248
342	2	1,151	370	109	950	1

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	American Funds		American Funds	American Funds
	Global Small	American Funds	Growth-Income	International
	Capitalization Fund—	Growth Fund—	Fund—	Fund—
	Class 2 Shares	Class 2 Shares	Class 2 Shares	Class 2 Shares

Number of shares	33	154	13	543
Identified cost	$590	$6,643	$377	$8,422

	DWS			Fidelity® VIP
	Small Cap	Fidelity® VIP	Fidelity® VIP	Freedom 2010
	Index VIP—	Contrafund®—	Equity-Income—	Portfolio—
	Class A Shares	Initial Class	Initial Class	Initial Class

Number of shares	743	1,116	221	171
Identified cost	$6,642	$23,169	$3,264	$1,673

	American Funds
	Global Small		American Funds	American Funds
	Capitalization	American Funds	Growth-Income	International
	Fund—	Growth Fund—	Fund—	Fund—
	Class 2 Shares	Class 2 Shares	Class 2 Shares	Class 2 Shares

Purchases	$445	$3,054	$233	$5,040
Proceeds from sales	288	2,620	26	4,490

	DWS			Fidelity® VIP
	Small Cap	Fidelity® VIP	Fidelity® VIP	Freedom 2010
	Index VIP—	Contrafund®—	Equity-Income—	Portfolio—
	Class A Shares	Initial Class	Initial Class	Initial Class

Purchases	$1,924	$5,319	$814	$1,082
Proceeds from sales	10,102	6,212	1,419	552

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

		Delaware VIP
		International	Dreyfus IP	Dreyfus VIF	DWS Dreman	DWS Global
Calvert VP		Value Equity	Technology	Opportunistic	Small Mid Cap	Opportunities
SRI Balanced	Davis Value	Series—	Growth—	Small Cap—	Value VIP—	VIP—
Portfolio	Portfolio	Standard Class	Initial Shares	Initial Shares	Class A Shares	Class A Shares

8	97	88	119	1	156	—
$16	$1,026	$921	$1,126	$20	$1,611	$3

Fidelity® VIP	Fidelity® VIP	Fidelity® VIP			Fidelity® VIP
Freedom 2020	Freedom 2030	Freedom 2040	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
Portfolio—	Portfolio—	Portfolio—	Growth—	Index 500—	Grade Bond—	Mid-Cap—
Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

673	433	—	26	330	849	1,056
$6,311	$3,522	$7	$718	$42,128	$10,577	$26,334

		Delaware VIP
		International	Dreyfus IP	Dreyfus VIF	DWS Dreman	DWS Global
Calvert VP		Value Equity	Technology	Opportunistic	Small Mid Cap	Opportunities
SRI Balanced	Davis Value	Series—	Growth—	Small Cap—	Value VIP—	VIP—
Portfolio	Portfolio	Standard Class	Initial Shares	Initial Shares	Class A Shares	Class A Shares

$—	$767	$940	$322	$—	$1,335	$1
—	1,051	22	30	1	741	—

Fidelity® VIP	Fidelity® VIP	Fidelity® VIP			Fidelity® VIP
Freedom 2020	Freedom 2030	Freedom 2040	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
Portfolio—	Portfolio—	Portfolio—	Growth—	Index 500—	Grade Bond—	Mid-Cap—
Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

$2,073	$869	$741	$286	$15,446	$3,730	$12,703
734	1,053	775	339	9,257	2,355	5,992

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Money	Fidelity® VIP	Value	Value
	Market—	Overseas—	Leaders—	Strategies—
	Initial Class	Initial Class	Initial Class	Service Class 2

Number of shares	17,047	570	1	33
Identified cost	$17,047	$8,594	$5	$253

Lazard
	Janus Aspen	Retirement	Lord Abbett	LVIP Baron
	Worldwide	International	Series Fund—	Growth
	Portfolio—	Equity	Mid-Cap	Opportunities
	Institutional	Portfolio—	Value	Fund—Service
	Shares	Service Shares	Portfolio	Class

Number of shares	25	364	341	122
Identified cost	$685	$3,444	$4,334	$2,863

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Money	Fidelity® VIP	Value	Value
	Market—	Overseas—	Leaders—	Strategies—
	Initial Class	Initial Class	Initial Class	Service Class 2

Purchases	$19,507	$3,586	$5	$134
Proceeds from sales	11,089	3,942	21	44

Lazard
	Janus Aspen	Retirement	Lord Abbett	LVIP Baron
	Worldwide	International	Series Fund—	Growth
	Portfolio—	Equity	Mid-Cap	Opportunities
	Institutional	Portfolio—	Value	Fund—Service
	Shares	Service Shares	Portfolio	Class

Purchases	$376	$1,853	$2,164	$1,987
Proceeds from sales	1,021	1,140	1,766	1,750

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

		Invesco V.I.	Invesco Van	Janus Aspen	Janus Aspen	Janus Aspen
Invesco V.I.	Invesco V.I.	Mid Cap	Kampen V.I.	Balanced	Enterprise	Forty
Global Real	International	Core Equity	Mid Cap Value	Portfolio—	Portfolio—	Portfolio—
Estate Fund—	Growth Fund—	Fund—	Fund—Series I	Institutional	Institutional	Institutional
Series I Shares	Series I Shares	Series I Shares	Shares	Shares	Shares	Shares

174	290	8	90	683	174	283
$2,046	$7,451	$93	$975	$17,200	$4,839	$9,018

				Neuberger	Oppenheimer
				Berman	Capital	Oppenheimer
	MFS®	MFS®	MFS®	AMT	Appreciation	Core Bond
MFS® Investors	New Discovery	Utilities	Values	Partners	Fund/VA—	Fund/VA—
Trust Series—	Series—	Series—	Series—	Portfolio—	Non-Service	Non-Service
Initial Class	Initial Class	Initial Class	Initial Class	Class I Shares	Shares	Shares

4	1	78	347	31	2	—
$79	$8	$1,708	$4,145	$311	$76	$1

		Invesco V.I.	Invesco Van	Janus Aspen	Janus Aspen	Janus Aspen
Invesco V.I.	Invesco V.I.	Mid Cap	Kampen V.I.	Balanced	Enterprise	Forty
Global Real	International	Core Equity	Mid Cap Value	Portfolio—	Portfolio—	Portfolio—
Estate Fund—	Growth Fund—	Fund—	Fund—Series I	Institutional	Institutional	Institutional
Series I Shares	Series I Shares	Series I Shares	Shares	Shares	Shares	Shares

$1,660	$3,351	$104	$914	$3,765	$1,566	$5,814
721	1,484	11	67	1,966	3,410	2,846

				Neuberger	Oppenheimer
				Berman	Capital	Oppenheimer
	MFS®	MFS®	MFS®	AMT	Appreciation	Core Bond
MFS® Investors	New Discovery	Utilities	Values	Partners	Fund/VA—	Fund/VA—
Trust Series—	Series—	Series—	Series—	Portfolio—	Non-Service	Non-Service
Initial Class	Initial Class	Initial Class	Initial Class	Class I Shares	Shares	Shares

$1	$—	$637	$3,103	$203	$77	$1
2	—	618	1,123	501	37	1

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

PIMCO
	PIMCO		Long-Term	PIMCO
	Global Bond	PIMCO	U.S.	Low
	(Unhedged)—	High Yield—	Government—	Duration—
	Administrative	Administrative	Administrative	Administrative
	Class Shares	Class Shares	Class Shares	Class Shares

Number of shares	53	—	12	194
Identified cost	$686	$—	$137	$1,958

				T. Rowe Price
				Personal
	T. Rowe Price	T. Rowe Price	T. Rowe Price	Strategy
	International	Limited-Term	New America	Balanced
	Stock Portfolio	Bond Portfolio	Growth Portfolio	Portfolio

Number of shares	210	709	213	1,606
Identified cost	$2,531	$3,596	$3,843	$24,237

PIMCO
	PIMCO		Long-Term	PIMCO
	Global Bond	PIMCO	U.S.	Low
	(Unhedged)—	High Yield—	Government—	Duration—
	Administrative	Administrative	Administrative	Administrative
	Class Shares	Class Shares	Class Shares	Class Shares

Purchases	$606	$13	$79	$1,119
Proceeds from sales	6	13	58	1,059

				T. Rowe Price
				Personal
	T. Rowe Price	T. Rowe Price	T. Rowe Price	Strategy
	International	Limited-Term	New America	Balanced
	Stock Portfolio	Bond Portfolio	Growth Portfolio	Portfolio

Purchases	$1,026	$3,648	$2,766	$7,363
Proceeds from sales	530	2,513	1,027	6,134

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

		Royce	Royce
PIMCO	PIMCO	Micro-Cap	Small-Cap	T. Rowe Price
Real Return—	Total Return—	Portfolio—	Portfolio—	Blue Chip	T. Rowe Price	T. Rowe Price
Administrative	Administrative	Investment	Investment	Growth	Equity Income	Index 500
Class Shares	Class Shares	Class	Class	Portfolio	Portfolio	Portfolio

786	3,972	621	826	1,098	1,144	22
$9,808	$43,364	$5,622	$6,087	$10,163	$19,014	$177

UIF Emerging	UIF Emerging	UIF U.S.	Van Eck	Van Eck	Van Eck VIP
Markets Debt	Markets Equity	Real Estate	VIP Global	VIP Global	Multi-Manager
Portfolio—	Portfolio—	Portfolio—	Bond Fund—	Hard Assets—	Alternatives—
Class I	Class I	Class I	Initial Class	Initial Class	Initial Class

255	844	710	85	55	22
$2,003	$10,422	$6,327	$992	$1,637	$217

		Royce	Royce
PIMCO	PIMCO	Micro-Cap	Small-Cap	T. Rowe Price
Real Return—	Total Return—	Portfolio—	Portfolio—	Blue Chip	T. Rowe Price	T. Rowe Price
Administrative	Administrative	Investment	Investment	Growth	Equity Income	Index 500
Class Shares	Class Shares	Class	Class	Portfolio	Portfolio	Portfolio

$4,056	$23,807	$4,527	$2,804	$3,822	$10,279	$48
5,281	19,912	753	2,714	1,884	8,475	261

UIF Emerging	UIF Emerging	UIF U.S.	Van Eck	Van Eck	Van Eck VIP
Markets Debt	Markets Equity	Real Estate	VIP Global	VIP Global	Multi-Manager
Portfolio—	Portfolio—	Portfolio—	Bond Fund—	Hard Assets—	Alternatives—
Class I	Class I	Class I	Initial Class	Initial Class	Initial Class

$1,592	$4,139	$3,006	$1,025	$1,610	$44
1,376	1,820	4,641	74	131	16

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

NYLIAC deducts certain charges from all premiums received for CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CEVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEVUL3 and CEVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEVUL5 policies, we deduct 2.00% and 1.25% from each premium paid up to the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. We deduct 1.75% and 1.25% from each premium paid in excess of the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEVUL6 policies, we deduct 2.00% and 1.25% from each premium paid up to the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. We deduct 1.75% and 1.25% from each premium paid in excess of the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any

NYLIAC CSVUL Separate Account-I

additional premiums paid in this Policy Year. (2) During Policy years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in that Policy Year. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in that Policy Year. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, and CEAVUL policies, NYLIAC deducts a monthly contract charge as follows; $7.50 for CSVUL; $5.00 for CEVUL2; $0.00 in the first Policy Year for CEVUL3, CEVUL4, CEVUL5, CEVUL6, and CEAVUL; $5.00 in Policy Years two and beyond for CEVUL3, CEVUL4, CEVUL5, and CEVUL6; $10.00 in Policy Years two and beyond for CEAVUL. This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1–5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL and CEVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CEVUL3 and CEVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CEVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. For CEVUL6, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Year one, the mortality and expense charge deducted is .25%. In Policy Years two through ten, the mortality and expense charge deducted is .45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to .25%. For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the Separate Account value, 0.37% of the Separate Account value between $25,000 and $200,000, and 0.20% of the Separate Account value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the Separate Account value, 0.32% of the Separate Account value between $25,000 and $200,000, and 0.15% of the Separate Account Value over $200,000. These charges were in effect for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.
NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

Transactions in accumulation units for the years ended December 31, 2010 and December 31, 2009 were as follows:

	MainStay VP		MainStay VP		MainStay VP
	Bond—		Cash		Common Stock—
	Initial Class		Management		Initial Class
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	3,579	1,623	55	67
Units redeemed	—	—	(1,463)	(12,041)	(33)	(12)

Net increase (decrease)	—	—	2,116	(10,418)	22	55

Series II Policies
Units issued	—	—	343	595	—	2
Units redeemed	—	—	(453)	(392)	(43)	(41)

Net increase (decrease)	—	—	(110)	203	(43)	(39)

Series III Policies
Units issued	170	77	67,389	27,021	263	1,101
Units redeemed	(158)	(13)	(61,910)	(74,969)	(112)	(50)

Net increase (decrease)	12	64	5,479	(47,948)	151	1,051

	MainStay VP		MainStay VP		MainStay VP
	High Yield		ICAP Select		Income
	Corporate Bond—		Equity—		Builder—
	Initial Class		Initial Class		Initial Class
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	42	119	—	—
Units redeemed	(2)	(3)	(220)	(6)	(47)	(630)

Net increase (decrease)	(2)	(3)	(178)	113	(47)	(630)

Series II Policies
Units issued	—	3	—	3,908	—	—
Units redeemed	(5)	(1)	(84)	(68)	—	—

Net increase (decrease)	(5)	2	(84)	3,840	—	—

Series III Policies
Units issued	670	188	353	8	—	—
Units redeemed	(336)	(34)	(87)	(593)	—	—

Net increase (decrease)	334	154	266	(585)	—	—

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

MainStay VP		MainStay VP		MainStay VP		MainStay VP
Convertible—		Floating Rate—		Government—		Growth Equity—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

—	—	—	—	—	—	41	—
—	—	—	—	—	—	(3)	(120)

—	—	—	—	—	—	38	(120)

2	1	—	—	—	—	—	—
—	—	—	—	—	—	—	—

2	1	—	—	—	—	—	—

18	13	20	26	55	24	435	1
(14)	(23)	(25)	(4)	(57)	(18)	(7)	(327)

4	(10)	(5)	22	(2)	6	428	(326)

MainStay VP
International		MainStay VP		MainStay VP		MainStay VP
Equity—		Large Cap Growth—		Mid Cap Core—		Mid Cap Growth—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

32	—	—	—	—	—	—	—
(88)	(100)	(1)	(1)	—	—	—	—

(56)	(100)	(1)	(1)	—	—	—	—

1	2	—	—	—	—	—	—
(1)	(22)	—	—	(13)	(14)	—	—

—	(20)	—	—	(13)	(14)	—	—

410	47	—	—	77	11	—	27
(498)	(186)	—	(2)	(638)	(675)	—	(421)

(88)	(139)	—	(2)	(561)	(664)	—	(394)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP		MainStay VP		MainStay VP
	Mid Cap Value—		S&P 500 Index—		Small Cap Growth—
	Initial Class		Initial Class		Initial Class
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	78	2	—	—
Units redeemed	—	—	(473)	(510)	—	—

Net increase (decrease)	—	—	(395)	(508)	—	—

Series II Policies
Units issued	—	—	2	2	—	—
Units redeemed	—	(4,727)	—	(17)	—	—

Net increase (decrease)	—	(4,727)	2	(15)	—	—

Series III Policies
Units issued	—	10	343	91	—	7
Units redeemed	—	(66)	(566)	(637)	—	(351)

Net increase (decrease)	—	(56)	(223)	(546)	—	(344)

	AllianceBernstein
	VPS		AllianceBernstein
	International		VPS Small/Mid Cap		American Century®
	Value Portfolio—		Value Portfolio—		VP Value—
	Class A Shares		Class A Shares		Class II
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	5	7
Units redeemed	—	—	—	—	—	(2)

Net increase (decrease)	—	—	—	—	5	5

Series III Policies
Units issued	114	80	76	136	42	27
Units redeemed	(191)	(12)	(34)	(10)	(10)	(3)

Net increase (decrease)	(77)	68	42	126	32	24

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

		Alger		Alger		Alger
MainStay VP		Capital Appreciation		Small Cap Growth		SMid Cap Growth
U.S. Small Cap—		Portfolio—		Portfolio—		Portfolio—
Initial Class		Class I-2 Shares		Class I-2 Shares		Class I-2 Shares
2010	2009(f)	2010	2009	2010	2009	2010	2009

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

533	190	—	—	—	—	4	2
(7)	—	—	(1)	(26)	(24)	—	—

526	190	—	(1)	(26)	(24)	4	2

American Funds				American Funds
Asset Allocation		American Funds		Global Small		American Funds
Fund—		Global Growth Fund—		Capitalization Fund—		Growth Fund—
Class 2 Shares		Class 1 Shares		Class 2 Shares		Class 2 Shares
2010	2009	2010	2009(g)	2010	2009	2010	2009

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	(3)	(3)	—	(17)

—	—	—	—	(3)	(3)	—	(17)

29	96	23	—	44	27	320	604
(98)	(3)	—	—	(28)	(4)	(277)	(12)

(69)	93	23	—	16	23	43	592

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	American Funds		American Funds
	Growth-Income		International		Calvert VP
	Fund—		Fund—		SRI Balanced
	Class 2 Shares		Class 2 Shares		Portfolio
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series III Policies
Units issued	27	23	503	314	—	—
Units redeemed	(3)	(5)	(457)	(27)	—	—

Net increase (decrease)	24	18	46	287	—	—

	DWS Dreman		DWS Global		DWS
	Small Mid Cap		Opportunities		Small Cap
	Value VIP—		VIP—		Index VIP—
	Class A Shares		Class A Shares		Class A Shares
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	(8)

Net increase (decrease)	—	—	—	—	—	(8)

Series III Policies
Units issued	155	9	—	—	151	287
Units redeemed	(84)	(27)	—	(2)	(790)	(65)

Net increase (decrease)	71	(18)	—	(2)	(639)	222

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

		Delaware VIP		Dreyfus IP		Dreyfus VIF
		International Value		Technology		Opportunistic
Davis Value		Equity Series—		Growth—		Small Cap—
Portfolio		Standard Class		Initial Shares		Initial Shares
2010	2009	2010	2009	2010	2009	2010	2009

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

80	33	133	1	25	12	—	—
(115)	(38)	(3)	—	(2)	(4)	—	—

(35)	(5)	130	1	23	8	—	—

				Fidelity® VIP		Fidelity® VIP
Fidelity® VIP		Fidelity® VIP		Freedom 2010		Freedom 2020
Contrafund®—		Equity-Income—		Portfolio—		Portfolio—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009

—	—	—	—	—	—	—	—
(1)	(1)	—	—	—	—	—	—

(1)	(1)	—	—	—	—	—	—

4	2	—	—	—	—	—	—
(5)	(25)	(1)	—	—	—	(2)	—

(1)	(23)	(1)	—	—	—	(2)	—

361	263	70	77	84	20	168	122
(450)	(261)	(125)	(243)	(48)	(29)	(65)	(21)

(89)	2	(55)	(166)	36	(9)	103	101

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Fidelity® VIP		Fidelity® VIP
	Freedom 2030		Freedom 2040	Fidelity® VIP
	Portfolio—		Portfolio—	Growth—
	Initial Class		Initial Class	Initial Class
	2010	2009	2010(h)	2010	2009

Series I Policies
Units issued	—	—	—	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—
Units redeemed	—	—	—	(5)	—

Net increase (decrease)	—	—	—	(5)	—

Series III Policies
Units issued	74	173	72	26	43
Units redeemed	(102)	(11)	(71)	(28)	(193)

Net increase (decrease)	(28)	162	1	(2)	(150)

	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Overseas—		Value Leaders—		Value Strategies—
	Initial Class		Initial Class		Service Class 2
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	5	—	—	—	—	—
Units redeemed	(1)	(13)	—	—	—	—

Net increase (decrease)	4	(13)	—	—	—	—

Series III Policies
Units issued	271	58	—	2	11	3
Units redeemed	(330)	(141)	(2)	—	(4)	(13)

Net increase (decrease)	(59)	(83)	(2)	2	7	(10)

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

		Fidelity® VIP
Fidelity® VIP		Investment		Fidelity® VIP		Fidelity® VIP
Index 500—		Grade Bond—		Mid-Cap—		Money Market—
Initial Class		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009	2010	2009	2010	2009(e)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	5	—	2	5	—	—
(1)	(12)	(1)	(62)	(1)	(4)	—	—

(1)	(12)	4	(62)	1	1	—	—

1,243	434	234	208	750	208	1,941	890
(838)	(209)	(175)	(45)	(353)	(168)	(1,105)	(28)

405	225	59	163	397	40	836	862

		Invesco V.I.			Invesco Van Kampen
Invesco V.I. Global		International		Invesco V.I. Mid Cap	V.I. Mid Cap Value
Real Estate Fund—		Growth Fund—		Core Equity Fund—	Fund—
Series I Shares		Series I Shares		Series I Shares	Series I Shares
2010	2009	2010	2009	2010(i)	2010	2009(c)

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

1	2	—	—	—	—	—
(7)	—	—	—	—	—	—

(6)	2	—	—	—	—	—

183	23	293	114	10	51	9
(74)	(4)	(136)	(12)	(1)	(4)	—

109	19	157	102	9	47	9

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Janus Aspen		Janus Aspen
	Balanced		Enterprise		Janus Aspen
	Portfolio—		Portfolio—		Forty Portfolio—
	Institutional		Institutional		Institutional
	Shares		Shares		Shares
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	(14)	(30)	—	—	—	—

Net increase (decrease)	(14)	(30)	—	—	—	—

Series II Policies
Units issued	5	8	—	—	—	—
Units redeemed	(11)	(41)	—	—	—	—

Net increase (decrease)	(6)	(33)	—	—	—	—

Series III Policies
Units issued	211	68	105	69	460	62
Units redeemed	(93)	(122)	(229)	(155)	(238)	(143)

Net increase (decrease)	118	(54)	(124)	(86)	222	(81)

	MFS®		MFS®		MFS®
	Investors Trust		New Discovery		Utilities
	Series—		Series—		Series—
	Initial Class		Initial Class		Initial Class
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	1
Units redeemed	(1)	(6)	—	—	(4)	—

Net increase (decrease)	(1)	(6)	—	—	(4)	1

Series III Policies
Units issued	—	—	—	—	36	26
Units redeemed	—	—	—	—	(33)	(5)

Net increase (decrease)	—	—	—	—	3	21

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

Janus Aspen		Lazard
Worldwide		Retirement		Lord Abbett		LVIP Baron Growth
Portfolio—		International		Series Fund—		Opportunities
Institutional		Equity Portfolio—		Mid-Cap Value		Fund—
Shares		Service Shares		Portfolio		Service Class
2010	2009	2010	2009	2010	2009	2010	2009

1	1	—	—	—	—	—	—
(4)	(5)	—	—	—	—	—	—

(3)	(4)	—	—	—	—	—	—

—	—	1	2	—	—	3	—
—	—	(8)	—	—	(9)	(1)	(11)

—	—	(7)	2	—	(9)	2	(11)

32	65	157	78	176	151	188	52
(90)	(7)	(99)	(7)	(154)	(309)	(157)	(57)

(58)	58	58	71	22	(158)	31	(5)

MFS®		Neuberger Berman		Oppenheimer Capital
Values		AMT Partners		Appreciation		Oppenheimer Core
Series—		Portfolio—		Fund/VA—		Bond Fund/VA—
Initial Class		Class I Shares		Non-Service Shares		Non-Service Shares
2010	2009(a)	2010	2009	2010	2009	2010	2009

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

246	186	24	22	8	4	—	—
(93)	(2)	(63)	(2)	(4)	—	—	—

153	184	(39)	20	4	4	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

PIMCO
	Global Bond			PIMCO Long-Term
	(Unhedged)—		PIMCO High Yield—	U.S. Government—
	Administrative		Administrative	Administrative
	Class Shares		Class Shares	Class Shares
	2010	2009(d)	2010(i)	2010	2009

Series I Policies
Units issued	—	—	—	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—

Series III Policies
Units issued	50	8	1	5	3
Units redeemed	(1)	—	(1)	(4)	(2)

Net increase (decrease)	49	8	—	1	1

	Royce
	Small-Cap
	Portfolio—		T. Rowe Price		T. Rowe Price
	Investment		Blue Chip Growth		Equity Income
	Class		Portfolio		Portfolio
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	4	1
Units redeemed	—	—	—	—	(9)	(10)

Net increase (decrease)	—	—	—	—	(5)	(9)

Series II Policies
Units issued	—	—	—	—	4	3
Units redeemed	—	—	—	—	(7)	(42)

Net increase (decrease)	—	—	—	—	(3)	(39)

Series III Policies
Units issued	234	214	319	115	847	320
Units redeemed	(234)	(189)	(155)	(115)	(699)	(437)

Net increase (decrease)	—	25	164	—	148	(117)

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

						Royce
PIMCO		PIMCO		PIMCO		Micro-Cap
Low Duration—		Real Return—		Total Return—		Portfolio—
Administrative		Administrative		Administrative		Investment
Class Shares		Class Shares		Class Shares		Class
2010	2009	2010	2009	2010	2009	2010	2009

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	7	—	15	—	—
—	—	(2)	(3)	(3)	(6)	—	—

—	—	(2)	4	(3)	9	—	—

83	38	286	370	1,429	482	305	40
(80)	(7)	(401)	(26)	(1,309)	(132)	(50)	(57)

3	31	(115)	344	120	350	255	(17)

				T. Rowe Price
T. Rowe Price		T. Rowe Price		Limited-Term		T. Rowe Price
Index 500		International Stock		Bond		New America Growth
Portfolio		Portfolio		Portfolio		Portfolio
2010	2009	2010	2009	2010	2009	2010	2009

—	——	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	4	6	1	7	—	—
—	—	—	(2)	(1)	(13)	—	—

—	—	4	4	—	(6)	—	—

4	8	67	54	281	96	214	42
(25)	(15)	(38)	(18)	(197)	(65)	(80)	(81)

(21)	(7)	29	36	84	31	134	(39)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	T. Rowe Price		UIF Emerging		UIF Emerging
	Personal Strategy		Markets Debt		Markets Equity
	Balanced		Portfolio—		Portfolio—
	Portfolio		Class I		Class I
	2010	2009	2010	2009	2010	2009

Series I Policies
Units issued	—	—	—	—	31	—
Units redeemed	—	—	—	—	(16)	—

Net increase (decrease)	—	—	—	—	15	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	(1)	(2)	(1)	(8)

Net increase (decrease)	—	—	(1)	(2)	(1)	(8)

Series III Policies
Units issued	500	461	89	31	150	98
Units redeemed	(454)	(195)	(77)	(3)	(67)	(7)

Net increase (decrease)	46	266	12	28	83	91

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b)	For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c)	For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d)	For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e)	For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f)	For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g)	For Series III policies, represents the period December 2009 (Commencement of Investments).
(h)	For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

NYLIAC CSVUL Separate Account-I

UIF						Van Eck VIP
U.S. Real Estate		Van Eck VIP Global		Van Eck VIP Global		Multi-Manager
Portfolio—		Bond Fund—		Hard Assets—		Alternatives—
Class I		Initial Class		Initial Class		Initial Class
2010	2009	2010	2009(b)	2010	2009	2010	2009

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

1	—	3	2	—	—	—	—
(2)	(14)	(1)	—	—	—	—	—

(1)	(14)	2	2	—	—	—	—

174	96	86	1	210	21	4	5
(276)	(192)	(5)	—	(17)	(4)	(2)	(19)

(102)	(96)	81	1	193	17	2	(14)

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006:

	MainStay VP
	Bond—
	Initial Class
	2010	2009	2008	2007	2006

Series I Policies(a)
Net Assets	$16	$15	$14	$19	$1,080
Units Outstanding	1	1	1	1	71
Variable Accumulation Unit Value	$19.18	$17.84	$16.60	$16.06	$15.19
Total Return	7.5%	7.5%	3.4%	5.8%	3.8%
Investment Income Ratio	3.1%	4.8%	3.9%	2.1%	0.3%

Series II Policies(b)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—

Series III Policies(c)
Net Assets	$4,062	$3,606	$2,572	$1,689	$1,177
Units Outstanding	288	276	212	144	107
Variable Accumulation Unit Value	$14.09	$13.07	$12.13	$11.69	$10.98
Total Return	7.8%	7.8%	3.7%	6.5%	4.5%
Investment Income Ratio	3.3%	5.4%	4.9%	3.8%	1.1%

	MainStay VP
	Convertible—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$1	$1
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$14.46	$13.06	$13.06		$14.05	$12.32
Total Return	10.7%	0.0%	(7.0%	)	14.1%	9.6%
Investment Income Ratio	2.9%	2.2%	1.3%		2.4%	2.5%

Series II Policies(b)
Net Assets	$507	$412	$268		$379	$313
Units Outstanding	27	25	24		22	21
Variable Accumulation Unit Value	$19.06	$16.22	$11.13		$17.01	$14.85
Total Return	17.6%	45.7%	(34.6%	)	14.6%	10.1%
Investment Income Ratio	2.9%	2.2%	2.4%		2.4%	2.7%

Series III Policies(c)
Net Assets	$307	$214	$235		$242	$116
Units Outstanding	19	15	25		17	9
Variable Accumulation Unit Value	$16.24	$13.78	$9.43		$14.38	$12.52
Total Return	17.9%	46.1%	(34.4%	)	14.9%	10.4%
Investment Income Ratio	3.7%	1.9%	2.5%		2.8%	0.9%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

									MainStay VP
MainStay VP									Common Stock—
Cash Management									Initial Class
2010		2009		2008		2007		2006	2010	2009	2008		2007	2006

$12,158		$9,396		$23,233		$16,231		$16,157	$1,990	$1,519	$724		$596	$587
9,223		7,107		17,525		12,468		12,920	153	131	76		40	41
$1.32		$1.32		$1.33		$1.30		$1.25	$13.04	$11.62	$9.52		$15.02	$14.38
(0.3%	)	(0.2%	)	1.8%		4.1%		3.9%	12.3%	22.0%	(36.6%	)	4.4%	15.7%
0.0%		0.1%		2.1%		4.7%		4.8%	1.7%	2.2%	1.3%		1.2%	0.6%

$785		$915		$681		$620		$511	$91,831	$82,332	$67,870		$108,001	$103,462
679		789		586		544		468	6,014	6,057	6,096		6,155	6,184
$1.16		$1.16		$1.16		$1.14		$1.09	$15.27	$13.59	$11.13		$17.55	$16.73
(0.2%	)	(0.2%	)	1.9%		4.6%		4.3%	12.3%	22.1%	(36.5%	)	4.9%	16.2%
0.0%		—		2.1%		4.7%		4.5%	1.6%	2.1%	1.5%		1.3%	0.6%

$123,744		$117,358		$172,479		$118,086		$39,142	$15,628	$12,207	$416		$878	$157
106,457		100,978		148,926		103,882		36,094	1,248	1,097	46		61	11
$1.16		$1.16		$1.16		$1.14		$1.08	$12.53	$11.12	$9.09		$14.29	$13.59
0.0%		0.0%		2.2%		4.8%		4.6%	12.6%	22.4%	(36.4%	)	5.1%	16.5%
0.0%		0.1%		2.1%		4.6%		4.7%	1.8%	2.5%	1.9%		1.3%	1.1%

Mainstay VP									MainStay VP
Floating Rate—									Government—
Initial Class									Initial Class
2010		2009		2008		2007		2006	2010	2009	2008		2007	2006

$—		$—		$—		$—		$—	$—	$5	$7		$32	$31
—		—		—		—		—	—	—	—		2	2
$—		$—		$—		$—		$—	$18.13	$17.26	$17.03		$15.57	$14.69
—		—		—		—		—	5.0%	1.3%	9.4%		5.9%	3.3%
—		—		—		—		—	3.2%	3.4%	1.8%		4.9%	—

$—		$—		$—		$79		$—	$—	$—	$—		$—	$—
—		—		—		8		—	—	—	—		—	—
$10.39		$9.97		$9.97		$9.98		$—	$11.56	$11.14	$11.14		$11.14	$11.14
4.2%		—		(0.1%	)	(0.2%	)	—	3.8%	—	—		—	1.6%
—		—		5.8%		26.2%		—	—	—	—		—	—

$751		$749		$380		$420		$344	$2,195	$2,103	$1,993		$1,326	$433
62		67		45		39		33	158	160	154		112	39
$12.07		$11.16		$8.36		$10.82		$10.55	$13.86	$13.16	$12.95		$11.79	$11.05
8.1%		33.6%		(22.8%	)	2.6%		5.5%	5.4%	1.6%	9.8%		6.7%	4.1%
4.0%		3.6%		5.2%		6.4%		6.2%	3.0%	3.7%	3.5%		5.9%	1.4%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP
	Growth Equity—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$435	$—	$1,072		$273	$8,194
Units Outstanding	38	—	120		24	814
Variable Accumulation Unit Value	$11.38	$10.41	$8.95		$11.24	$10.07
Total Return	9.3%	16.3%	(20.4%	)	11.6%	3.7%
Investment Income Ratio	0.6%	—	—		—	0.4%

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$12.10	$11.21	$11.21		$11.21	$—
Total Return	7.9%	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$10,896	$5,072	$6,410		$19,469	$14,688
Units Outstanding	896	468	794		1,474	1,250
Variable Accumulation Unit Value	$12.16	$10.84	$8.07		$13.21	$11.75
Total Return	12.2%	34.2%	(38.9%	)	12.4%	4.4%
Investment Income Ratio	0.6%	0.6%	0.5%		0.2%	0.4%

	MainStay VP
	Income Builder—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$472	$5,508		$12,280	$2,941
Units Outstanding	—	47	677		1,099	281
Variable Accumulation Unit Value	$11.47	$10.02	$8.14		$11.17	$10.47
Total Return	14.4%	23.1%	(27.2%	)	6.8%	8.7%
Investment Income Ratio	—	0.9%	4.0%		3.1%	0.9%

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

MainStay VP						MainStay VP
High Yield Corporate Bond—						ICAP Select Equity—
Initial Class						Initial Class
2010	2009	2008		2007	2006	2010	2009	2008		2007		2006

$35	$78	$92		$164	$157	$1,403	$3,356	$1,536		$177		$176
2	4	7		9	8	98	276	163		12		12
$22.75	$20.25	$14.22		$18.80	$18.51	$14.30	$12.14	$9.41		$15.13		$14.26
12.3%	42.4%	(24.4%	)	1.6%	11.2%	17.8%	29.0%	(37.8%	)	6.1%		18.5%
5.3%	7.0%	9.0%		6.4%	0.1%	0.7%	1.6%	1.0%		0.4%		0.2%

$76	$169	$97		$250	$194	$209,925	$179,293	$99,274		$—		$—
4	9	7		14	11	13,376	13,460	9,620		—		—
$20.92	$18.61	$13.06		$17.26	$16.91	$15.69	$13.32	$10.32		$—		$16.30
12.4%	42.5%	(24.3%	)	2.1%	11.8%	17.8%	29.1%	(36.7%	)	—		8.8%
6.0%	7.9%	7.1%		6.0%	2.5%	0.9%	1.8%	0.8%		—		—

$24,735	$17,280	$10,566		$14,732	$5,915	$17,808	$11,966	$14,524		$24		$5
1,567	1,233	1,079		1,140	468	1,290	1,024	1,609		2		15
$15.78	$14.01	$9.81		$12.92	$12.63	$13.80	$11.68	$9.03		$14.47		$13.54
12.7%	42.8%	(24.1%	)	2.3%	12.0%	18.1%	29.4%	(37.6%	)	6.9%		19.3%
6.1%	8.0%	7.7%		7.8%	2.7%	0.9%	1.8%	0.7%		0.4%		0.3%

MainStay VP						MainStay VP
International Equity—						Large Cap Growth—
Initial Class						Initial Class
2010	2009	2008		2007	2006	2010	2009	2008		2007		2006

$34,441	$33,899	$29,906		$43,580	$67,923	$85	$79	$62		$111		$97
1,910	1,966	2,066		2,228	3,618	11	12	13		14		15
$18.03	$17.24	$14.49		$19.56	$18.77	$7.59	$6.55	$4.69		$7.70		$6.39
4.6%	19.0%	(25.9%	)	4.2%	30.4%	15.8%	39.6%	(39.0%	)	20.5%		6.5%
3.3%	7.2%	1.5%		0.6%	0.3%	—	—	0.1%		—		0.1%

$649	$620	$841		$1,463	$1,377	$—	$—	$—		$—		$67
32	32	52		67	66	—	—	—		—		6
$20.30	$19.40	$16.30		$21.98	$21.00	$—	$—	$—		$—		$10.94
4.6%	19.1%	(25.9%	)	4.7%	31.0%	—	—	—		(0.2%	)	7.0%
3.3%	6.0%	1.4%		0.7%	0.4%	—	—	—		—		0.1%

$21,594	$21,926	$20,138		$29,202	$23,036	$2	$2	$20		$33		$28
1,347	1,435	1,574		1,696	1,404	—	—	2		2		3
$16.03	$15.28	$12.80		$17.22	$16.41	$13.26	$11.42	$8.15		$13.32		$10.98
4.9%	19.4%	(25.7%	)	4.9%	31.3%	16.2%	40.0%	(38.8%	)	21.3%		7.2%
3.3%	6.9%	1.6%		0.7%	0.5%	—	—	0.1%		0.0%		0.1%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP
	Mid Cap Core—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$45,841	$37,402	$27,568		$48,265	$46,294
Units Outstanding	2,119	2,132	2,146		2,165	2,176
Variable Accumulation Unit Value	$21.64	$17.54	$12.84		$22.29	$21.28
Total Return	23.3%	36.6%	(42.4%	)	4.8%	14.7%
Investment Income Ratio	0.4%	0.6%	0.3%		0.4%	—

Series III Policies(c)
Net Assets	$2,511	$9,357	$13,165		$23,854	$21,564
Units Outstanding	156	717	1,381		1,446	1,372
Variable Accumulation Unit Value	$16.14	$13.05	$9.53		$16.50	$15.71
Total Return	23.6%	36.9%	(42.2%	)	5.0%	15.0%
Investment Income Ratio	0.2%	0.1%	0.5%		0.4%	—

	MainStay VP
	S&P 500 Index—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$124,781	$113,527	$94,616		$157,310	$131,923
Units Outstanding	9,699	10,094	10,602		11,052	9,685
Variable Accumulation Unit Value	$12.87	$11.25	$8.93		$14.23	$13.62
Total Return	14.4%	25.9%	(37.2%	)	4.5%	14.6%
Investment Income Ratio	1.8%	2.9%	2.4%		1.7%	0.5%

Series II Policies(b)
Net Assets	$411	$339	$404		$608	$534
Units Outstanding	31	29	44		42	39
Variable Accumulation Unit Value	$13.16	$11.50	$9.13		$14.53	$13.85
Total Return	14.4%	25.9%	(37.2%	)	5.0%	15.1%
Investment Income Ratio	1.8%	2.4%	2.5%		1.7%	0.7%

Series III Policies(c)
Net Assets	$23,527	$22,948	$22,919		$23,852	$22,492
Units Outstanding	1,870	2,093	2,639		1,730	1,716
Variable Accumulation Unit Value	$12.58	$10.97	$8.69		$13.79	$13.10
Total Return	14.7%	26.3%	(37.0%	)	5.2%	15.4%
Investment Income Ratio	1.9%	2.7%	3.7%		1.7%	0.7%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

MainStay VP							MainStay VP
Mid Cap Growth—							Mid Cap Value—
Initial Class							Initial Class
2010	2009	2008		2007		2006	2010	2009	2008		2007		2006

$—	$—	$—		$—		$—	$—	$—	$—		$—		$—
—	—	—		—		—	—	—	—		—		—
$—	$—	$—		$—		$—	$—	$—	$—		$—		$—
—	—	—		—		—	—	—	—		—		—
—	—	—		—		—	—	—	—		—		—

$—	$—	$—		$150		$—	$—	$—	$42,576		$63,752		$64,974
—	—	—		16		—	—	—	4,727		4,769		4,793
$—	$—	$9.12		$9.44		$—	$—	$—	$9.01		$13.37		$13.56
—	—	(3.3%	)	(5.6%	)	—	—	—	(32.6%	)	(1.4%	)	13.8%
—	—	—		—		—	—	5.3%	1.7%		1.0%		0.1%

$—	$—	$3,749		$10,832		$9,851	$—	$—	$479		$507		$221
—	—	394		630		663	—	—	56		40		17
$—	$—	$9.52		$17.20		$14.85	$—	$—	$8.53		$12.63		$12.78
—	—	(44.7%	)	15.8%		9.2%	—	—	(32.5%	)	(1.1%	)	14.0%
—	—	—		—		—	—	5.7%	1.9%		1.1%		0.1%

MainStay VP							MainStay VP
Small Cap Growth—							U.S. Small Cap—
Initial Class							Initial Class
2010	2009	2008		2007		2006	2010	2009

$—	$—	$—		$—		$—	$—	$—
—	—	—		—		—	—	—
$—	$—	$—		$—		$—	$—	$—
—	—	—		—		—	—	—
—	—	—		—		—	—	—

$—	$—	$—		$—		$—	$—	$—
—	—	—		—		—	—	—
$—	$—	$—		$—		$—	$—	$—
—	—	—		—		—	—	—
—	—	—		—		—	—	—

$—	$—	$2,316		$4,522		$4,597	$9,370	$1,987
—	—	344		404		398	716	190
$—	$—	$6.72		$11.19		$11.56	$13.09	$10.47
—	—	(39.9%	)	(3.2%	)	6.3%	25.0%	4.7%
—	—	—		—		—	0.1%	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

Alger Capital
Appreciation
Portfolio—
Class I-2 Shares
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$—	$—	$13		$51	$144
Units Outstanding	—	—	1		3	10
Variable Accumulation Unit Value	$—	$14.23	$10.42		$18.99	$14.22
Total Return	—	36.6%	(45.1%	)	33.5%	19.3%
Investment Income Ratio	—	—	—		—	—

	AllianceBernstein
	VPS International
	Value Portfolio—
	Class A Shares
	2010	2009	2008		2007

Series I Policies(a)
Net Assets	$—	$—	$—		$—
Units Outstanding	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—		$—
Total Return	—	—	—		—
Investment Income Ratio	—	—	—		—

Series II Policies(b)
Net Assets	$—	$—	$—		$—
Units Outstanding	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—		$—
Total Return	—	—	—		—
Investment Income Ratio	—	—	—		—

Series III Policies(c)
Net Assets	$1,072	$1,477	$804		$664
Units Outstanding	176	253	185		72
Variable Accumulation Unit Value	$6.11	$5.84	$4.34		$9.26
Total Return	4.6%	34.7%	(53.2%	)	(7.4%	)
Investment Income Ratio	2.8%	1.6%	0.8%		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Alger						Alger
Small Cap						SMid Cap
Growth						Growth
Portfolio—						Portfolio—
Class I-2 Shares						Class I-2 Shares
2010	2009	2008		2007	2006	2010	2009	2008

$—	$—	$—		$28	$24	$—	$—	$—
—	—	—		2	2	—	—	—
$—	$—	$—		$14.89	$12.79	$—	$—	$—
—	—	(13.8%	)	16.4%	19.2%	—	—	—
—	—	—		—	—	—	—	—

$—	$—	$—		$—	$—	$—	$—	$—
—	—	—		—	—	—	—	—
$—	$—	$—		$—	$—	$—	$—	$—
—	—	—		—	—	—	—	—
—	—	—		—	—	—	—	—

$619	$834	$804		$2,255	$1,950	$67	$27	$6
36	62	86		129	131	7	3	1
$16.97	$13.54	$9.31		$17.43	$14.86	$9.69	$7.84	$5.37
25.3%	45.5%	(46.6%	)	17.2%	20.1%	23.7%	45.9%	(46.3%	)
—	—	—		—	—	—	—	—

AllianceBernstein
VPS Small/Mid
Cap Value					American Century®
Portfolio—					VP Value—
Class A Shares					Class II
2010	2009	2008		2007	2010	2009	2008		2007		2006

$—	$—	$—		$—	$—	$—	$—		$—		$—
—	—	—		—	—	—	—		—		—
$—	$—	$—		$—	$—	$—	$—		$—		$—
—	—	—		—	—	—	—		—		—
—	—	—		—	—	—	—		—		—

$—	$—	$—		$—	$550	$435	$317		$380		$349
—	—	—		—	44	39	34		30		26
$—	$—	$—		$—	$12.56	$11.14	$9.33		$12.77		$13.52
—	—	—		—	12.8%	19.4%	(27.0%	)	(5.5%	)	18.2%
—	—	—		—	2.1%	5.3%	2.2%		1.4%		1.1%

$2,267	$1,377	$114		$—	$952	$512	$224		$882		$227
185	143	17		—	82	50	26		75		18
$12.24	$9.64	$6.75		$—	$11.57	$10.24	$8.55		$11.68		$12.34
26.9%	42.9%	(32.5%	)	—	13.0%	19.7%	(26.8%	)	(5.3%	)	18.5%
0.4%	0.2%	0.5%		—	2.2%	4.6%	2.4%		1.4%		0.6%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	American Funds
	Asset Allocation
	Fund—
	Class 2 Shares
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$433	$1,029	$128		$178	$—
Units Outstanding	41	110	17		17	—
Variable Accumulation Unit Value	$10.53	$9.36	$7.55		$10.71	$—
Total Return	12.5%	24.0%	(29.5%	)	7.1%	—
Investment Income Ratio	1.2%	3.3%	3.4%		2.3%	—

	American Funds
	Growth Fund—
	Class 2 Shares
	2010	2009		2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—		$—		$—	$—
Units Outstanding	—	—		—		—	—
Variable Accumulation Unit Value	$—	$—		$—		$—	$—
Total Return	—	—		—		—	—
Investment Income Ratio	—	—		—		—	—

Series II Policies(b)
Net Assets	$—	$—		$95		$—	$—
Units Outstanding	—	—		17		—	—
Variable Accumulation Unit Value	$5.47	$4.97		$5.68		$—	$—
Total Return	10.1%	(12.5%	)	(43.2%	)	—	—
Investment Income Ratio	—	—		1.3%		—	—

Series III Policies(c)
Net Assets	$8,378	$6,686		$1,083		$1,334	$5
Units Outstanding	808	765		173		119	1
Variable Accumulation Unit Value	$10.37	$8.74		$6.27		$11.19	$9.96
Total Return	18.7%	39.4%		(44.0%	)	12.3%	(0.4%	)
Investment Income Ratio	0.7%	0.9%		1.1%		1.4%	—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

American Funds			American Funds
Global Growth			Global Small
Fund—			Capitalization Fund—
Class 1 Shares			Class 2 Shares
2010	2009		2010	2009	2008		2007	2006

$—	$—		$—	$—	$—		$—	$—
—	—		—	—	—		—	—
$—	$—		$—	$—	$—		$—	$—
—	—		—	—	—		—	—
—	—		—	—	—		—	—

$—	$—		$28	$38	$46		$—	$—
—	—		3	6	9		—	—
$—	$—		$8.14	$6.67	$4.88		$—	$—
—	—		22.1%	36.5%	(51.2%	)	—	—
—	—		1.6%	0.3%	—		—	—

$258	$—		$681	$407	$120		$471	$—
23	—		60	44	21		38	—
$11.20	$9.99		$11.37	$9.29	$5.76		$12.39	$—
12.0%	(0.1%	)	22.4%	61.3%	(53.5%	)	23.9%	—
7.1%	—		1.8%	0.4%	—		2.9%	—

American Funds							American Funds
Growth-Income							International
Fund—							Fund—
Class 2 Shares							Class 2 Shares
2010	2009	2008		2007		2006	2010	2009	2008		2007	2006

$—	$—	$—		$—		$—	$—	$—	$—		$—	$—
—	—	—		—		—	—	—	—		—	—
$—	$—	$—		$—		$—	$—	$—	$—		$—	$—
—	—	—		—		—	—	—	—		—	—
—	—	—		—		—	—	—	—		—	—
—	—	—		—		—	—	—	—		—	—

$—	$—	$—		$—		$—	$—	$—	$—		$—	$—
—	—	—		—		—	—	—	—		—	—
$—	$—	$—		$—		$—	$12.44	$11.64	$11.64		$11.64	$—
—	—	—		—		—	6.9%	—	—		—	—
—	—	—		—		—	—	—	—		0.3%	—

$450	$209	$48		$33		$—	$9,766	$8,655	$4,075		$1,647	$—
50	26	8		3		—	925	879	592		138	—
$8.94	$8.02	$6.11		$9.84		$—	$10.56	$9.85	$6.88		$11.89	$—
11.4%	31.2%	(37.8%	)	(1.6%	)	—	7.2%	43.1%	(42.1%	)	18.9%	—
2.2%	1.8%	2.4%		2.8%		—	2.2%	1.7%	2.6%		2.2%	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Calvert VP
	SRI Balanced
	Portfolio
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$12.64
Total Return	—	—	—		—	1.8%
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$14	$13	$10		$16	$22
Units Outstanding	1	1	1		1	2
Variable Accumulation Unit Value	$12.27	$10.95	$8.74		$12.72	$12.38
Total Return	12.1%	25.3%	(31.3%	)	2.8%	8.8%
Investment Income Ratio	1.5%	2.2%	2.6%		2.3%	0.3%

	Dreyfus IP
	Technology
	Growth—
	Initial Shares
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$12.51	$9.86	$9.86		$9.86	$9.86
Total Return	26.9%	—	—		—	0.7%
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$1,543	$932	$531		$671	$376
Units Outstanding	106	83	75		56	36
Variable Accumulation Unit Value	$14.52	$11.17	$7.09		$12.05	$10.50
Total Return	29.9%	57.7%	(41.2%	)	14.7%	4.3%
Investment Income Ratio	—	0.4%	—		—	—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

							Delaware VIP
							International Value
Davis Value							Equity Series—
Portfolio							Standard Class
2010	2009	2008		2007		2006	2010	2009	2008		2007	2006

$—	$—	$—		$—		$—	$—	$—	$—		$—	$—
—	—	—		—		—	—	—	—		—	—
$—	$—	$—		$—		$—	$—	$—	$—		$—	$—
—	—	—		—		—	—	—	—		—	—
—	—	—		—		—	—	—	—		—	—

$—	$—	$—		$151		$143	$—	$—	$—		$—	$—
—	—	—		14		13	—	—	—		—	—
$11.35	$10.73	$10.73		$10.97		$11.31	$—	$—	$—		$—	$—
5.8%	0.0%	(2.2%	)	(3.0%	)	14.7%	—	—	—		—	—
—	—	—		3.1%		0.6%	—	—	—		—	—

$1,162	$1,354	$1,070		$1,783		$315	$936	$3	$—		$403	$—
111	146	151		150		28	131	1	—		38	—
$10.47	$9.28	$7.08		$11.86		$11.34	$7.17	$6.46	$6.10		$10.59	$—
12.8%	31.2%	(40.3%	)	4.6%		15.0%	10.9%	6.0%	(42.4%	)	5.9%	—
1.1%	0.9%	0.9%		1.4%		1.1%	4.8%	4.5%	2.4%		2.0%	—

								DWS
Dreyfus VIF								Dreman
Opportunistic								Small Mid Cap
Small Cap—								Value VIP—
Initial Shares								Class A Shares
2010	2009	2008		2007		2006		2010	2009	2008		2007

$—	$—	$—		$—		$—		$—	$—	$—		$—
—	—	—		—		—		—	—	—		—
$—	$—	$—		$—		$—		$—	$—	$—		$—
—	—	—		—		—		—	—	—		—
—	—	—		—		—		—	—	—		—

$—	$—	$—		$—		$—		$—	$—	$—		$—
—	—	—		—		—		—	—	—		—
$12.54	$10.90	$10.90		$10.90		$10.90		$—	$—	$—		$—
15.0%	—	—		—		(6.5%	)	—	—	—		—
—	—	—		—		0.6%		—	—	—		—

$17	$13	$11		$19		$35		$1,899	$969	$861		$1,220
2	2	2		2		3		192	121	139		131
$10.36	$7.90	$6.27		$10.05		$11.30		$9.88	$8.03	$6.19		$9.29
31.1%	26.0%	(37.6%	)	(11.1%	)	3.7%		23.1%	29.7%	(33.4%	)	(7.1%	)
0.7%	1.6%	0.9%		0.7%		0.5%		1.3%	2.4%	1.7%		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	DWS Global
	Opportunities
	VIP—
	Class A Shares
	2010	2009	2008		2007

Series I Policies(a)
Net Assets	$—	$—	$—		$—
Units Outstanding	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—		$—
Total Return	—	—	—		—
Investment Income Ratio	—	—	—		—

Series II Policies(b)
Net Assets	$—	$—	$—		$—
Units Outstanding	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—		$—
Total Return	—	—	—		—
Investment Income Ratio	—	—	—		—

Series III Policies(c)
Net Assets	$4	$2	$11		$—
Units Outstanding	—	—	2		—
Variable Accumulation Unit Value	$9.83	$7.76	$5.24		$—
Total Return	26.6%	48.2%	(47.6%	)	—
Investment Income Ratio	0.4%	2.5%	—		—

	Fidelity® VIP
	Equity-Income—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$1	$3	$3		$59	$60
Units Outstanding	—	—	—		4	4
Variable Accumulation Unit Value	$13.51	$11.77	$9.07		$15.87	$15.74
Total Return	14.8%	29.8%	(42.8%	)	0.8%	19.4%
Investment Income Ratio	0.6%	2.2%	0.8%		1.8%	2.5%

Series II Policies(b)
Net Assets	$3	$13	$6		$11	$—
Units Outstanding	—	1	1		1	—
Variable Accumulation Unit Value	$14.69	$12.79	$9.85		$17.21	$16.97
Total Return	14.9%	29.9%	(42.8%	)	1.4%	8.2%
Investment Income Ratio	0.7%	—	—		—	2.5%

Series III Policies(c)
Net Assets	$4,201	$4,221	$4,568		$9,198	$8,274
Units Outstanding	349	404	570		658	514
Variable Accumulation Unit Value	$12.02	$10.44	$8.02		$13.98	$13.77
Total Return	15.1%	30.2%	(42.7%	)	1.5%	20.2%
Investment Income Ratio	1.9%	2.0%	2.5%		2.0%	3.5%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

DWS							Fidelity® VIP
Small Cap Index VIP—							Contrafund®—
Class A Shares							Initial Class
2010	2009	2008		2007		2006	2010	2009	2008		2007	2006

$—	$—	$—		$—		$—	$156	$153	$121		$306	$263
—	—	—		—		—	7	8	9		13	13
$—	$—	$—		$—		$—	$21.03	$18.00	$13.30		$23.22	$19.88
—	—	—		—		—	16.9%	35.3%	(42.7%	)	16.8%	10.9%
—	—	—		—		—	1.2%	1.4%	0.9%		1.0%	1.5%

$—	$—	$75		$113		$102	$1,152	$1,003	$1,011		$1,790	$1,227
—	—	8		8		7	61	62	85		86	69
$10.86	$9.66	$9.55		$14.53		$14.85	$18.81	$16.09	$11.88		$20.73	$17.67
12.5%	1.1%	(34.3%	)	(2.1%	)	17.2%	16.9%	35.4%	(42.7%	)	17.3%	11.4%
—	6.4%	1.6%		0.8%		0.6%	1.3%	1.4%	1.0%		1.1%	1.2%

$9,215	$14,482	$9,454		$14,260		$24,980	$25,353	$22,805	$16,770		$19,399	$11,897
648	1,287	1,065		1,057		1,816	1,629	1,718	1,716		1,140	822
$14.22	$11.25	$8.89		$13.49		$13.75	$15.56	$13.28	$9.78		$17.02	$14.47
26.4%	26.6%	(34.1%	)	(1.9%	)	17.5%	17.2%	35.7%	(42.5%	)	17.6%	11.7%
0.7%	1.7%	1.6%		0.9%		0.4%	1.3%	1.4%	1.2%		1.1%	1.5%

Fidelity® VIP						Fidelity® VIP
Freedom 2010						Freedom 2020
Portfolio—						Portfolio—
Initial Class						Initial Class
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$—	$—	$—		$31	$—	$5	$22	$11		$18	$—
—	—	—		3	—	—	2	2		2	—
$10.96	$10.20	$10.20		$10.25	$—	$10.84	$9.49	$7.38		$10.98	$—
7.4%	—	(0.4%	)	2.5%	—	14.2%	28.7%	(32.8%	)	9.8%	—
—	—	—		14.8%	—	0.5%	3.5%	3.2%		2.5%	—

$1,814	$1,209	$1,049		$340	$180	$7,120	$5,111	$3,127		$931	$177
144	108	117		28	16	580	477	376		75	16
$12.59	$11.14	$8.97		$11.96	$11.01	$12.27	$10.72	$8.31		$12.33	$11.19
13.0%	24.3%	(25.1%	)	8.7%	9.8%	14.5%	29.0%	(32.6%	)	10.2%	12.0%
3.4%	4.2%	4.5%		2.3%	1.8%	2.4%	4.1%	4.7%		3.8%	1.8%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP						Fidelity® VIP
	Freedom 2030						Freedom 2040
	Portfolio—						Portfolio—
	Initial Class						Initial Shares
	2010	2009	2008		2007	2006	2010

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—	$—
Units Outstanding	—	—	—		—	—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—	$—
Total Return	—	—	—		—	—	—
Investment Income Ratio	—	—	—		—	—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—	$—
Units Outstanding	—	—	—		—	—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—	$—
Total Return	—	—	—		—	—	—
Investment Income Ratio	—	—	—		—	—	—

Series III Policies(c)
Net Assets	$4,422	$4,089	$1,872		$644	$230	$7
Units Outstanding	380	408	246		52	21	1
Variable Accumulation Unit Value	$11.64	$10.03	$7.61		$12.29	$11.04	$11.95
Total Return	16.1%	31.7%	(38.0%	)	11.4%	10.4%	19.5%
Investment Income Ratio	2.0%	2.7%	4.2%		1.8%	4.1%	0.1%

	Fidelity® VIP
	Investment Grade Bond—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$1,458	$1,301	$1,904		$2,001	$1,653
Units Outstanding	93	89	151		153	131
Variable Accumulation Unit Value	$15.70	$14.60	$12.65		$13.11	$12.59
Total Return	7.5%	15.4%	(3.5%	)	4.1%	4.1%
Investment Income Ratio	3.7%	10.3%	4.2%		4.1%	3.4%

Series III Policies(c)
Net Assets	$9,453	$7,987	$5,070		$4,516	$2,444
Units Outstanding	678	619	456		392	221
Variable Accumulation Unit Value	$13.90	$12.90	$11.14		$11.52	$11.04
Total Return	7.8%	15.7%	(3.2%	)	4.3%	4.3%
Investment Income Ratio	3.7%	8.3%	3.9%		3.7%	2.8%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP						Fidelity® VIP
Growth—						Index 500—
Initial Class						Initial Class
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$15	$59	$46		$244	$71	$162	$143	$247		$336	$1,519
1	6	6		16	6	10	11	23		20	94
$12.35	$9.97	$7.79		$14.79	$11.67	$15.40	$13.42	$10.63		$16.91	$16.08
23.9%	28.0%	(47.3%	)	26.6%	6.6%	14.7%	26.3%	(37.2%	)	5.2%	15.4%
0.1%	0.5%	0.5%		0.8%	0.6%	2.0%	2.2%	2.6%		3.1%	1.3%

$943	$775	$1,720		$3,823	$2,568	$43,498	$33,360	$24,421		$32,904	$26,736
78	80	230		268	229	3,447	3,042	2,817		2,392	2,049
$11.98	$9.65	$7.52		$14.23	$11.21	$12.62	$10.97	$8.67		$13.75	$13.04
24.2%	28.3%	(47.2%	)	27.0%	6.9%	15.0%	26.6%	(37.0%	)	5.4%	15.7%
0.3%	0.4%	0.8%		0.8%	0.6%	2.1%	2.7%	2.3%		3.5%	1.3%

Fidelity® VIP						Fidelity® VIP
Mid-Cap—						Money Market—
Initial Class						Initial Class
2010	2009	2008		2007	2006	2010	2009

$—	$—	$—		$—	$—	$—	$—
—	—	—		—	—	—	—
$—	$—	$—		$—	$—	$—	$—
—	—	—		—	—	—	—
—	—	—		—	—	—	—

$891	$669	$468		$1,152	$1,196	$—	$—
36	35	34		51	61	—	—
$24.70	$19.22	$13.76		$22.77	$19.74	$—	$—
28.5%	39.7%	(39.6%	)	15.3%	12.4%	—	—
0.4%	0.7%	0.5%		0.9%	0.3%	—	—

$33,624	$20,074	$13,908		$22,201	$17,242	$17,051	$8,630
1,721	1,324	1,284		1,242	1,115	1,698	862
$19.54	$15.16	$10.82		$17.87	$15.46	$10.04	$10.02
28.8%	40.1%	(39.4%	)	15.6%	12.7%	0.2%	0.2%
0.4%	0.7%	0.5%		0.9%	0.3%	0.2%	0.3%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP
	Overseas—
	Initial Class
	2010	2009	2008		2007		2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—		$—
Units Outstanding	—	—	—		—		—
Variable Accumulation Unit Value	$—	$—	$—		$—		$—
Total Return	—	—	—		—		—
Investment Income Ratio	—	—	—		—		—

Series II Policies(b)
Net Assets	$84	$35	$147		$156		$—
Units Outstanding	8	4	17		10		—
Variable Accumulation Unit Value	$11.02	$9.76	$8.74		$15.59		$15.82
Total Return	12.8%	11.7%	(43.9%	)	(1.5%	)	8.9%
Investment Income Ratio	2.1%	1.9%	3.6%		7.7%		1.4%

Series III Policies(c)
Net Assets	$9,470	$9,096	$7,991		$13,500		$14,042
Units Outstanding	682	741	824		783		955
Variable Accumulation Unit Value	$13.87	$12.26	$9.69		$17.25		$14.70
Total Return	13.1%	26.5%	(43.8%	)	17.3%		18.1%
Investment Income Ratio	1.4%	2.2%	2.6%		3.0%		0.4%

	Invesco V.I. Global
	Real Estate Fund—
	Series I Shares
	2010	2009	2008		2007		2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—		$—
Units Outstanding	—	—	—		—		—
Variable Accumulation Unit Value	$—	$—	$—		$—		$—
Total Return	—	—	—		—		—
Investment Income Ratio	—	—	—		—		—

Series II Policies(b)
Net Assets	$70	$105	$67		$16		$75
Units Outstanding	8	14	12		2		7
Variable Accumulation Unit Value	$8.85	$7.55	$5.75		$10.42		$11.06
Total Return	17.2%	31.2%	(44.8%	)	(5.8%	)	10.6%
Investment Income Ratio	4.1%	—	12.8%		1.0%		8.0%

Series III Policies(c)
Net Assets	$2,288	$1,020	$655		$1,197		$5,505
Units Outstanding	229	120	101		102		445
Variable Accumulation Unit Value	$10.01	$8.52	$6.48		$11.70		$12.38
Total Return	17.5%	31.5%	(44.6%	)	(5.5%	)	23.8%
Investment Income Ratio	5.0%	—	7.1%		2.3%		4.0%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP					Fidelity® VIP
Value Leaders—					Value Strategies—
Initial Class					Service Class 2
2010	2009	2008		2007	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—		—	—
—	—	—		—	—	—	—		—	—

$—	$—	$—		$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—		—	—
—	—	—		—	—	—	—		—	—

$5	$22	$—		$—	$327	$181	$187		$432	$255
—	2	—		—	23	16	26		29	18
$14.02	$12.75	$9.96		$—	$14.40	$11.40	$7.25		$14.89	$14.12
10.0%	27.9%	(0.4%	)	—	26.3%	57.2%	(51.3%	)	5.4%	16.0%
1.4%	2.9%	2.4%		—	0.4%	0.4%	0.5%		0.7%	0.3%

Invesco V.I.						Invesco V.I.
International						Mid Cap
Growth Fund—						Core Equity Fund—
Series I Shares						Series I Shares
2010	2009	2008		2007	2006	2010

$—	$—	$—		$—	$—	$—
—	—	—		—	—	—
$—	$—	$—		$—	$—	$—
—	—	—		—	—	—
—	—	—		—	—
—

$—	$—	$—		$—	$—	$—
—	—	—		—	—	—
$—	$—	$—		$—	$—	$—
—	—	—		—	—	—
—	—	—		—	—
—

$8,318	$5,666	$3,366		$4,552	$30	$99
677	520	418		337	3	9
$12.29	$10.89	$8.05		$13.50	$11.77	$10.87
12.9%	35.2%	(40.4%	)	14.7%	16.7%	8.7%
2.6%	1.7%	0.6%		—	2.3%	0.9%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Invesco Van Kampen V.I.
	Mid Cap		Janus Aspen
	Value Fund—		Balanced Portfolio—
	Series I Shares		Institutional Shares
	2010	2009	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$10,229	$9,772	$8,303		$10,243	$9,579
Units Outstanding	—	—	442	456	486		503	517
Variable Accumulation Unit Value	$—	$—	$23.15	$21.42	$17.07		$20.35	$18.54
Total Return	—	—	8.1%	25.5%	(16.1%	)	9.8%	9.9%
Investment Income Ratio	—	—	2.9%	3.0%	2.7%		2.6%	2.1%

Series II Policies(b)
Net Assets	$—	$—	$1,773	$1,728	$1,796		$1,994	$1,623
Units Outstanding	—	—	103	109	142		133	119
Variable Accumulation Unit Value	$—	$—	$17.15	$15.86	$12.63		$15.04	$13.64
Total Return	—	—	8.1%	25.6%	(16.0%	)	10.3%	10.4%
Investment Income Ratio	—	—	2.8%	2.8%	2.8%		2.6%	2.3%

Series III Policies(c)
Net Assets	$1,152	$147	$7,339	$5,014	$4,622		$4,650	$1,928
Units Outstanding	56	9	455	337	391		331	152
Variable Accumulation Unit Value	$20.48	$16.75	$16.11	$14.87	$11.81		$14.03	$12.69
Total Return	22.2%	67.5%	8.4%	25.9%	(15.8%	)	10.5%	10.7%
Investment Income Ratio	0.5%	1.4%	2.9%	2.7%	2.8%		2.7%	2.2%

	Janus Aspen
	Worldwide Portfolio—
	Institutional Shares
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$165	$172	$158		$296	$276
Units Outstanding	13	16	20		20	21
Variable Accumulation Unit Value	$12.72	$11.02	$8.02		$14.55	$13.37
Total Return	15.5%	37.3%	(44.8%	)	8.9%	17.4%
Investment Income Ratio	0.6%	1.4%	1.2%		0.8%	1.7%

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$11.35	$10.53	$10.53		$10.53	$10.53
Total Return	7.8%	—	—		—	(2.4%	)
Investment Income Ratio	—	—	—		—	2.2%

Series III Policies(c)
Net Assets	$586	$1,095	$370		$749	$599
Units Outstanding	50	108	50		56	49
Variable Accumulation Unit Value	$11.79	$10.18	$7.39		$13.36	$12.18
Total Return	15.8%	37.7%	(44.7%	)	9.6%	18.2%
Investment Income Ratio	0.6%	1.8%	1.2%		0.8%	2.0%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Janus Aspen						Janus Aspen
Enterprise Portfolio—						Forty Portfolio—
Institutional Shares						Institutional Shares
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$6,722	$7,103	$5,755		$7,998	$5,191	$10,123	$6,695	$5,270		$7,521	$4,077
376	500	586		458	363	756	534	615		490	364
$17.89	$14.22	$9.82		$17.44	$14.29	$13.38	$12.53	$8.56		$15.33	$11.19
25.8%	44.8%	(43.7%	)	22.0%	13.6%	6.7%	46.3%	(44.1%	)	37.0%	9.3%
0.1%	—	0.3%		0.2%	—	0.4%	0.0%	0.1%		0.4%	0.5%

						Lord Abbett
Lazard Retirement						Series Fund—
International Equity Portfolio—						Mid-Cap Value
Service Shares						Portfolio
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$122	$178	$130		$—	$—	$38	$31	$123		$188	$166
12	19	17		—	—	2	2	11		10	9
$9.99	$9.38	$7.75		$10.55	$—	$17.30	$13.83	$10.95		$18.10	$18.03
6.5%	21.2%	(26.6%	)	5.5%	—	25.1%	26.3%	(39.5%	)	0.3%	12.0%
1.1%	2.8%	3.2%		2.1%	—	0.4%	0.2%	1.4%		0.5%	0.1%

$3,623	$2,740	$1,599		$3,086	$2,291	$5,613	$4,235	$4,685		$13,379	$11,906
301	243	172		209	172	412	390	548		945	846
$12.05	$11.29	$9.30		$14.76	$13.32	$13.63	$10.87	$8.58		$14.15	$14.07
6.7%	21.5%	(37.0%	)	10.8%	22.5%	25.4%	26.6%	(39.4%	)	0.6%	12.2%
1.5%	3.1%	1.0%		2.7%	1.4%	0.5%	0.5%	1.1%		0.5%	0.6%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	LVIP Baron Growth
	Opportunities Fund—
	Service Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$60	$34	$96		$144	$71
Units Outstanding	6	4	15		13	7
Variable Accumulation Unit Value	$9.68	$7.68	$6.60		$10.86	$10.53
Total Return	26.1%	16.4%	(39.3%	)	3.1%	5.3%
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$3,625	$2,559	$1,885		$2,685	$788
Units Outstanding	284	253	258		224	68
Variable Accumulation Unit Value	$12.76	$10.09	$7.30		$11.99	$11.59
Total Return	26.4%	38.3%	(39.1%	)	3.4%	15.5%
Investment Income Ratio	—	—	—		—	—

	MFS®
	Utilities Series—
	Initial Class
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$71	$119	$73		$28	$—
Units Outstanding	4	8	7		2	—
Variable Accumulation Unit Value	$16.36	$14.41	$10.85		$17.45	$13.64
Total Return	13.5%	32.9%	(37.8%	)	27.9%	5.6%
Investment Income Ratio	3.7%	4.7%	0.6%		1.3%	4.3%

Series III Policies(c)
Net Assets	$1,910	$1,632	$973		$1,258	$621
Units Outstanding	105	102	81		65	41
Variable Accumulation Unit Value	$18.22	$16.01	$12.02		$19.28	$15.08
Total Return	13.8%	33.2%	(37.7%	)	27.9%	31.3%
Investment Income Ratio	2.9%	4.4%	1.5%		0.8%	0.4%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

MFS® Investors						MFS®
Trust Series—						New Discovery Series—
Initial Class						Initial Class
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$88	$81	$137		$210	$194	$—	$—	$—		$—	$—
5	6	12		12	12	—	—	—		—	—
$16.00	$14.44	$11.41		$17.09	$15.54	$—	$—	$—		$—	$—
10.8%	26.6%	(33.2%	)	10.0%	12.7%	—	—	—		—	—
1.2%	2.6%	0.8%		0.8%	0.5%	—	—	—		—	—

$—	$—	$—		$—	$—	$10	$8	$5		$9	$15
—	—	—		—	—	1	1	1		1	1
$—	$—	$—		$—	$—	$16.39	$12.02	$7.37		$12.14	$11.84
—	—	—		—	—	36.3%	63.2%	(39.3%	)	2.5%	13.2%
—	—	—		—	—	—	—	—		—	—

		Neuberger					Oppenheimer Capital
MFS®		Berman AMT Partners					Appreciation
Values Series—		Portfolio—					Fund/VA—
Initial Class		Class I Shares					Non-Services Shares
2010	2009	2010	2009	2008		2007	2010	2009	2008		2007

$—	$—	$—	$—	$—		$—	$—	$—	$—		$—
—	—	—	—	—		—	—	—	—		—
$—	$—	$—	$—	$—		$—	$—	$—	$—		$—
—	—	—	—	—		—	—	—	—		—
—	—	—	—	—		—
—	—	—	—

$—	$—	$—	$—	$—		$—	$—	$—	$—		$—
—	—	—	—	—		—	—	—	—		—
$—	$—	$—	$—	$—		$—	$—	$—	$—		$—
—	—	—	—	—		—	—	—	—		—
—	—	—	—	—		—	—	—	—		—

$4,499	$2,198	$348	$606	$288		$—	$81	$37	$1		$—
337	184	38	77	57		—	8	4	—		—
$13.33	$11.95	$9.15	$7.91	$5.07		$—	$9.65	$8.82	$6.10		$—
11.5%	19.5%	15.7%	56.1%	(49.3%	)	—	9.4%	44.5%	(39.0%	)	—
1.5%	1.2%	0.5%	2.8%	1.0%		—	0.0%	0.2%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Oppenheimer					PIMCO Global Bond
	Core Bond					(Unhedged)—
	Fund/VA—					Administrative
	Non-Service Shares					Class Shares
	2010	2009	2008		2007	2010	2009

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—	$—
Units Outstanding	—	—	—		—	—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—	$—
Total Return	—	—	—		—	—	—
Investment Income Ratio	—	—	—		—	—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—	$—
Units Outstanding	—	—	—		—	—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—	$—
Total Return	—	—	—		—	—	—
Investment Income Ratio	—	—	—		—	—	—

Series III Policies(c)
Net Assets	$1	$1	$1		$—	$721	$85
Units Outstanding	—	—	—		—	57	8
Variable Accumulation Unit Value	$9.13	$8.12	$7.44		$—	$12.63	$11.31
Total Return	12.4%	9.0%	(25.6%	)	—	11.7%	13.1%
Investment Income Ratio	1.6%	—	—		—	2.6%	3.0%

	PIMCO
	Real Return—
	Administrative Class Shares
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$25	$55	$2		$103	$90
Units Outstanding	2	4	—		9	9
Variable Accumulation Unit Value	$13.51	$12.53	$10.61		$11.50	$10.42
Total Return	7.8%	18.1%	(7.8%	)	10.4%	0.5%
Investment Income Ratio	1.5%	3.7%	3.8%		4.7%	4.2%

Series III Policies(c)
Net Assets	$10,315	$11,006	$5,606		$4,776	$2,622
Units Outstanding	749	864	520		412	250
Variable Accumulation Unit Value	$13.72	$12.69	$10.72		$11.59	$10.48
Total Return	8.1%	18.4%	(7.5%	)	10.7%	0.7%
Investment Income Ratio	1.4%	3.0%	3.5%		4.6%	4.2%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

	PIMCO
PIMCO	Long-Term
High Yield—	U.S. Government—						PIMCO
Administrative	Administrative						Low Duration—
Class Shares	Class Shares						Administrative Class Shares
2010	2010	2009		2008	2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—	—		—	—
—	—	—		—	—	—	—	—	—		—	—

$—	$—	$—		$—	$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$10.41	$10.12	$10.12		$10.12	$10.12
—	—	—		—	—	—	2.9%	—	—		—	0.5%
—	—	—		—	—	—	—	—	—		—	3.9%

$—	$135	$108		$100	$43	$579	$2,025	$1,892	$1,318		$415	$264
—	9	8		7	4	54	151	148	117		37	25
$10.94	$14.91	$13.35		$13.97	$11.91	$10.64	$13.45	$12.77	$11.27		$11.31	$10.54
9.4%	11.7%	(4.4%	)	17.3%	11.9%	—	5.3%	13.3%	(0.4%	)	7.4%	4.3%
33.9%	3.6%	3.7%		3.8%	—	4.0%	1.6%	3.5%	4.0%		4.8%	4.1%

PIMCO					Royce
Total Return—					Micro-Cap Portfolio—
Administrative Class Shares					Investment Class
2010	2009	2008	2007	2006	2010	2009	2008		2007	2006

$—	$—	$—	$—	$—	$—	$—	$—		$—	$—
—	—	—	—	—	—	—	—		—	—
$—	$—	$—	$—	$—	$—	$—	$—		$—	$—
—	—	—	—	—	—	—	—		—	—
—	—	—	—	—	—	—	—		—	—

$74	$110	$—	$—	$69	$62	$48	$31		$338	$405
6	9	—	—	7	4	4	4		22	27
$12.98	$12.03	$10.65	$10.65	$10.56	$17.78	$13.71	$8.70		$15.37	$14.82
7.8%	13.0%	—	0.9%	3.6%	29.6%	57.6%	(43.4%	)	3.7%	20.9%
2.4%	5.2%	—	4.7%	4.4%	2.0%	—	0.9%		1.3%	0.3%

$44,048	$39,016	$29,834	$24,413	$14,366	$7,509	$2,238	$1,567		$3,369	$1,722
2,847	2,727	2,377	2,039	1,305	416	161	178		218	116
$15.48	$14.31	$12.55	$11.97	$11.01	$18.05	$13.89	$8.79		$15.49	$14.90
8.1%	14.1%	4.8%	8.8%	3.8%	30.0%	58.0%	(43.3%	)	4.0%	21.2%
2.4%	5.2%	4.4%	4.7%	4.3%	2.4%	—	2.8%		1.7%	0.3%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Royce
	Small-Cap Portfolio—
	Investment Class
	2010	2009	2008		2007		2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—		$—
Units Outstanding	—	—	—		—		—
Variable Accumulation Unit Value	$—	$—	$—		$—		$—
Total Return	—	—	—		—		—
Investment Income Ratio	—	—	—		—		—

Series II Policies(b)
Net Assets	$—	$—	$—		$—		$—
Units Outstanding	—	—	—		—		—
Variable Accumulation Unit Value	$11.67	$10.50	$10.50		$10.50		$10.50
Total Return	11.1%	—	—		—		5.0%
Investment Income Ratio	—	—	—		—		—

Series III Policies(c)
Net Assets	$8,634	$7,162	$5,087		$3,797		$1,546
Units Outstanding	634	634	609		331		132
Variable Accumulation Unit Value	$13.61	$11.29	$8.35		$11.47		$11.72
Total Return	20.5%	35.2%	(27.2%	)	(2.1%	)	15.4%
Investment Income Ratio	0.1%	—	1.0%		0.1%		0.1%

	T. Rowe Price
	Index 500
	Portfolio
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series III Policies(c)
Net Assets	$214	$393	$373		$442	$347
Units Outstanding	18	39	46		34	28
Variable Accumulation Unit Value	$11.60	$10.13	$8.03		$12.82	$12.20
Total Return	14.6%	26.1%	(37.4%	)	5.1%	15.4%
Investment Income Ratio	1.7%	1.9%	2.1%		1.7%	2.4%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

T. Rowe Price						T. Rowe Price
Blue Chip Growth						Equity Income
Portfolio						Portfolio
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$348	$385	$405		$658	$659
—	—	—		—	—	22	27	36		37	38
$—	$—	$—		$—	$—	$16.13	$14.06	$11.23		$17.64	$17.20
—	—	—		—	—	14.7%	25.2%	(36.3%	)	2.5%	18.1%
—	—	—		—	—	1.9%	2.0%	2.3%		1.7%	1.7%

$—	$—	$—		$—	$141	$964	$881	$1,078		$2,152	$1,681
—	—	—		—	11	69	72	111		141	113
$13.81	$12.64	$12.64		$12.64	$12.31	$13.98	$12.18	$9.72		$15.26	$14.81
9.3%	—	—		2.7%	9.4%	14.7%	25.3%	(36.3%	)	3.0%	18.7%
—	—	—		—	0.2%	1.9%	2.0%	2.3%		1.8%	1.6%

$12,317	$8,659	$6,092		$8,877	$7,222	$21,486	$16,988	$14,562		$20,879	$12,882
902	738	738		618	567	1,635	1,487	1,604		1,467	934
$13.66	$11.74	$8.25		$14.36	$12.73	$13.14	$11.42	$9.09		$14.23	$13.78
16.4%	42.2%	(42.5%	)	12.7%	9.7%	15.0%	25.6%	(36.1%	)	3.3%	19.0%
—	—	0.1%		0.5%	0.3%	2.0%	2.0%	2.4%		1.8%	1.6%

T. Rowe Price						T. Rowe Price
International Stock						Limited-Term Bond
Portfolio						Portfolio
2010	2009	2008		2007	2006	2010	2009	2008	2007	2006

$—	$—	$—		$—	$—	$—	$—	$—	$—	$—
—	—	—		—	—	—	—	—	—	—
$—	$—	$—		$—	$—	$—	$—	$—	$—	$—
—	—	—		—	—	—	—	—	—	—
—	—	—		—	—	—	—	—	—	—

$615	$489	$284		$477	$377	$49	$52	$124	$121	$101
40	36	32		27	24	4	4	10	10	9
$15.51	$13.59	$8.94		$17.47	$15.50	$13.28	$12.92	$11.96	$11.80	$11.22
14.2%	52.0%	(48.8%	)	12.8%	18.8%	2.8%	8.0%	1.3%	5.2%	3.8%
1.0%	3.1%	2.4%		1.6%	1.4%	2.8%	3.5%	4.0%	4.3%	4.0%

$2,297	$1,610	$736		$1,672	$905	$3,540	$2,392	$1,862	$1,604	$873
147	118	82		96	58	278	194	163	143	82
$15.61	$13.64	$8.95		$17.45	$15.44	$12.74	$12.35	$11.41	$11.23	$10.65
14.5%	52.4%	(48.7%	)	13.0%	19.1%	3.1%	8.3%	1.6%	5.5%	4.1%
1.1%	2.8%	2.0%		1.7%	0.9%	2.8%	3.4%	4.0%	4.2%	3.8%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	T. Rowe Price
	New America Growth
	Portfolio
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$—	$—	$—		$—	$—
Units Outstanding	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—		$—	$—
Total Return	—	—	—		—	—
Investment Income Ratio	—	—	—		—	—

Series II Policies(b)
Net Assets	$—	$—	$—		$247	$295
Units Outstanding	—	—	—		18	24
Variable Accumulation Unit Value	$15.69	$14.07	$14.07		$13.85	$12.22
Total Return	11.5%	—	1.6%		13.3%	14.9%
Investment Income Ratio	—	—	—		—	0.1%

Series III Policies(c)
Net Assets	$4,768	$2,355	$1,886		$2,665	$1,011
Units Outstanding	327	193	232		202	87
Variable Accumulation Unit Value	$14.58	$12.18	$8.13		$13.17	$11.58
Total Return	19.7%	49.8%	(38.2%	)	13.8%	7.3%
Investment Income Ratio	0.2%	—	—		—	0.1%

	UIF Emerging
	Markets Equity
	Portfolio—
	Class I
	2010	2009	2008		2007	2006

Series I Policies(a)
Net Assets	$428	$—	$—		$80	$56
Units Outstanding	15	—	—		2	2
Variable Accumulation Unit Value	$28.10	$23.68	$13.98		$32.35	$23.19
Total Return	18.7%	69.3%	(56.8%	)	39.5%	36.2%
Investment Income Ratio	0.8%	—	—		0.5%	0.8%

Series II Policies(b)
Net Assets	$111	$110	$139		$572	$78
Units Outstanding	5	6	14		25	5
Variable Accumulation Unit Value	$20.30	$17.10	$10.09		$23.32	$16.65
Total Return	18.7%	69.4%	(56.7%	)	40.1%	36.8%
Investment Income Ratio	0.7%	—	—		0.1%	0.7%

Series III Policies(c)
Net Assets	$12,440	$8,690	$3,985		$7,958	$3,353
Units Outstanding	494	411	320		278	164
Variable Accumulation Unit Value	$25.19	$21.16	$12.46		$28.72	$20.45
Total Return	19.0%	69.8%	(56.6%	)	40.5%	37.1%
Investment Income Ratio	0.6%	—	—		0.4%	0.8%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

T. Rowe Price						UIF Emerging
Personal Strategy Balanced						Markets Debt Portfolio—
Portfolio						Class I
2010	2009	2008		2007	2006	2010	2009	2008		2007	2006

$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
$—	$—	$—		$—	$—	$—	$—	$—		$—	$—
—	—	—		—	—	—	—	—		—	—
—	—	—		—	—	—	—	—		—	—

$—	$—	$—		$—	$—	$85	$86	$91		$132	$116
—	—	—		—	—	5	6	8		10	9
$—	$—	$—		$—	$—	$16.05	$14.66	$11.29		$13.31	$12.52
—	—	—		—	—	9.5%	29.9%	(15.2%	)	6.3%	10.5%
—	—	—		—	—	4.1%	7.8%	7.0%		7.3%	8.1%

$29,287	$25,168	$16,427		$13,558	$19,466	$1,988	$1,626	$907		$600	$193
1,987	1,941	1,675		969	1,497	114	102	74		42	14
$14.74	$12.96	$9.81		$13.99	$13.00	$17.43	$15.88	$12.20		$14.35	$13.47
13.7%	32.1%	(29.9%	)	7.6%	11.9%	9.7%	30.2%	(15.0%	)	6.5%	10.8%
2.3%	2.1%	2.6%		2.1%	2.3%	4.6%	6.7%	7.7%		7.3%	10.4%

UIF U.S. Real Estate Portfolio—							Van Eck VIP Global Bond Fund—
Class I							Initial Class
2010	2009	2008		2007		2006	2010	2009	2008	2007

$—	$—	$—		$—		$—	$—	$—	$—	$—
—	—	—		—		—	—	—	—	—
$—	$—	$—		$—		$—	$—	$—	$—	$—
—	—	—		—		—	—	—	—	—
—	—	—		—		—	—	—	—	—

$111	$104	$283		$466		$378	$50	$27	$—	$—
5	6	20		21		14	4	2	—	—
$23.04	$17.78	$13.88		$22.41		$27.09	$11.90	$11.23	$—	$—
29.6%	28.0%	(38.0%	)	(17.3%	)	37.7%	5.9%	12.3%	—	—
2.4%	2.2%	3.3%		0.9%		0.7%	2.5%	—	—	—

$9,056	$8,454	$7,663		$11,399		$5,238	$976	$13	$4	$—
477	579	675		622		237	82	1	—	—
$18.98	$14.61	$11.38		$18.32		$22.10	$11.97	$11.27	$10.63	$10.26
30.0%	28.4%	(37.9%	)	(17.1%	)	38.0%	6.2%	6.0%	3.6%	—
2.0%	3.1%	3.7%		1.2%		1.1%	0.1%	2.3%	1.5%	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Van Eck VIP
	Global Hard Assets—
	Initial Class
	2010	2009	2008		2007

Series I Policies(a)
Net Assets	$—	$—	$—		$—
Units Outstanding	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—		$—
Total Return	—	—	—		—
Investment Income Ratio	—	—	—		—

Series II Policies(b)
Net Assets	$—	$—	$—		$—
Units Outstanding	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—		$—
Total Return	—	—	—		—
Investment Income Ratio	—	—	—		—

Series III Policies(c)
Net Assets	$2,057	$152	$16		$—
Units Outstanding	213	20	3		—
Variable Accumulation Unit Value	$9.64	$7.46	$4.74		$—
Total Return	29.2%	57.5%	(52.6%	)	—
Investment Income Ratio	0.2%	0.1%	—		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Van Eck VIP
Multi-Manager
Alternatives—
Initial Class
2010	2009	2008		2007	2006

$—	$—	$—		$—	$—
—	—	—		—	—
$—	$—	$—		$—	$—
—	—	—		—	—
—	—	—		—	—

$—	$—	$—		$—	$—
—	—	—		—	—
$—	$—	$—		$—	$—
—	—	—		—	—
—	—	—		—	—

$225	$188	$296		$306	$244
19	17	31		27	23
$11.66	$11.11	$9.76		$11.23	$10.79
5.0%	13.9%	(13.1%	)	4.1%	8.7%
—	0.4%	0.1%		0.6%	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2011

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS
(GAAP Basis)
December 31, 2010 and 2009

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED BALANCE SHEET

	December 31,
	2010	2009
	(In millions)

ASSETS
Fixed maturities, at fair value
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $452 in 2010 and $449 in 2009)	$64,374	$57,248
Trading securities	96	43
Equity securities, at fair value
Available-for-sale	23	45
Trading securities	3	2
Mortgage loans, net of allowances	5,805	5,779
Policy loans	822	807
Securities purchased under agreements to resell	146	172
Investments in affiliates	1,047	973
Other investments	1,080	1,046

Total investments	73,396	66,115
Cash and cash equivalents	761	487
Deferred policy acquisition costs	3,429	4,041
Interest in annuity contracts	5,454	4,858
Amounts recoverable from reinsurer
Affiliated	7,095	6,684
Unaffiliated	255	243
Other assets	1,121	966
Separate account assets	18,759	16,089

Total assets	$110,270	$99,483

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholders’ account balances	$60,656	$56,268
Future policy benefits	6,937	5,292
Policy claims	231	237
Obligations under structured settlement agreements	5,454	4,858
Amounts payable to reinsurer
Affiliated	6,148	5,906
Unaffiliated	37	35
Other liabilities	2,688	2,978
Separate account liabilities	18,759	16,089

Total liabilities	100,910	91,663

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,628	3,628
Accumulated other comprehensive income	1,000	111
Retained earnings	4,707	4,056

Total stockholder’s equity	9,360	7,820

Total liabilities and stockholder’s equity	$110,270	$99,483

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF INCOME

	Year Ended December 31,
	2010	2009	2008
	(In millions)

Revenues
Premiums	$1,892	$1,797	$1,374
Fees-universal life and annuity policies	731	635	619
Net investment income	3,567	3,265	2,755
Net investment gains (losses)
Total other-than-temporary impairments on fixed maturity securities	(172)	(397)	(331)
Total other-than-temporary impairments on fixed maturity securities recognized in accumulated other comprehensive income	57	241	—
All other net investment gains (losses), net	124	71	(75)

Total net investment gains (losses)	9	(85)	(406)
Net revenue from reinsurance	218	145	206
Other income	47	41	35

Total revenues	6,464	5,798	4,583

Expenses
Interest credited to policyholders’ account balances	2,217	2,068	2,141
Increase in liabilities for future policy benefits	1,467	1,480	1,225
Policyholder benefits	674	502	349
Operating expenses	1,247	954	900

Total expenses	5,605	5,004	4,615

Income (loss) before income taxes	859	794	(32)
Income tax expense (benefit)	208	260	(63)

Net income	$651	$534	$31

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY
Years Ended December 31, 2010, 2009 and 2008
(In millions)

			Accumulated Other
			Comprehensive Income (Loss)
				Net Unrealized
				Gains (Losses)
				on Other-Than
			Net	Temporarily
		Additional	Unrealized	Impaired Fixed		Total
	Capital	Paid In	Investment	Maturity	Retained	Stockholder’s
	Stock	Capital	Gains (Losses)	Investments	Earnings	Equity

Balance at January 1, 2008	$25	$1,410	$95	$—	$3,443	$4,973

Comprehensive income:
Net income					31	31

Unrealized investment losses, net of related offsets, reclassification adjustments and income taxes			(2,232)			(2,232)

Other comprehensive loss						(2,232)

Total comprehensive loss						(2,201)

Capital Contribution		1,218				1,218

Balance at December 31, 2008	25	2,628	(2,137)	—	3,474	3,990

Cumulative effect of change in accounting principle, net of related offsets and income tax			(40)	(8)	48	—

Balance at January 1, 2009, as adjusted	25	2,628	(2,177)	(8)	3,522	3,990

Comprehensive income:
Net income					534	534

Unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes			2,360	(64)		2,296

Other comprehensive income						2,296

Total comprehensive income						2,830

Capital Contribution		1,000				1,000

Balance at December 31, 2009	25	3,628	183	(72)	4,056	7,820

Comprehensive income:
Net income					651	651

Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes			875	14		889

Other comprehensive income						889

Total comprehensive income						1,540

Balance at December 31, 2010	$25	$3,628	$1,058	$(58)	$4,707	$9,360

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF CASH FLOWS

	Year Ended December 31,
	2010	2009	2008
	(In millions)

Cash Flows from Operating Activities:
Net income	$651	$534	$31
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	(8)	(26)	10
Net capitalization of deferred policy acquisition costs	(83)	(403)	(324)
Universal life and annuity fees	(570)	(529)	(489)
Interest credited to policyholders’ account balances	2,217	2,068	2,141
Net investment (gains) losses	(9)	85	406
Equity in earnings of limited partnerships	(22)	(25)	65
Deferred income taxes	72	53	104
Net revenue from intercompany reinsurance	(1)	(35)	(74)
Net change in unearned revenue liability	36	42	36
Changes in:
Other assets and other liabilities	(225)	34	23
Reinsurance recoverables (payables)	(52)	12	38
Policy claims	(6)	44	10
Future policy benefits	1,476	1,482	1,233

Net cash provided by operating activities	3,476	3,336	3,210

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	24,722	19,826	16,084
Maturity of available-for-sale fixed maturities	1,573	1,176	1,217
Sale of equity securities	40	1,526	51
Repayment of mortgage loans	996	625	491
Sale of other investments	746	109	129
Sale of trading securities	22	16	17
Securities purchased under agreements to resell	26	13	497
Cost of:
Available-for-sale fixed maturities acquired	(31,524)	(31,912)	(23,354)
Equity securities acquired	(11)	(369)	(241)
Cash collateral paid on derivatives	—	13	(12)
Mortgage loans acquired	(1,055)	(803)	(936)
Acquisition of other investments	(997)	(633)	(994)
Acquisition of trading securities	(73)	—	(10)
Policy loans (net)	(18)	(57)	(47)

Net cash used in investing activities	(5,553)	(10,470)	(7,108)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	7,756	10,396	9,509
Withdrawals	(4,467)	(4,415)	(4,973)
Net transfers to the separate accounts	(567)	(29)	(307)
(Decrease) increase in loaned securities	—	(736)	(460)
Securities sold under agreements to repurchase (net)	(353)	499	34
Net (paydowns) proceeds from debt	(52)	65	—
Change in book and bank overdrafts	17	(22)	29
Cash collateral received on derivatives	14	79	69
Cash contribution from parent	—	877	11

Net cash provided by financing activities	2,348	6,714	3,912

Effect of exchange rate changes on cash and cash equivalents	3	—	—

Net increase (decrease) in cash and cash equivalents	274	(420)	14
Cash and cash equivalents, beginning of year	487	907	893

Cash and cash equivalents, end of year	$761	$487	$907

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(GAAP BASIS)
DECEMBER 31, 2010, 2009 AND 2008

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company is comprised of two primary business operations: U.S. Life Insurance and Agency (“U.S. Life”) and Retirement Income Security (“RIS”). The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s agency force with certain products also marketed through independent brokers and brokerage general agents.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled limited liability companies, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been reconciled in consolidation.

Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder’s equity as previously reported.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 17 — Statutory Financial Information for further discussion).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserve for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 15 — Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidated Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in net unrealized investment gains (losses) in accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Unrealized gains and losses from fixed maturity investments classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources such as Bloomberg, Intex and Blackrock Solutions or internal estimates. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at date of acquisition), projected future cash flows are updated quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 15 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains (losses) in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

The cost basis of available-for-sale fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary.

Factors considered in evaluating whether a decline in value is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the carrying value of the equity security is reduced to its fair value with the associated realized loss reported in net investment gains (losses).

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity security’s cost and its fair value is recognized in earnings when the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If neither of these two conditions exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other than credit factors (“non-credit loss”) would be recognized in other comprehensive income (“OCI”). The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes and the financial condition of the issuer(s), credit

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

For the non-agency residential mortgage-backed security (“RMBS”) portfolio, the Company updates cash flow projections quarterly. The projections are determined for each security based upon the evaluation of prepayment, delinquency and default rates for the pool of mortgages collateralizing each security, and the projected impact on the course of future prepayments, defaults and loss in the pool of mortgages, but do not include market prices. As a result, forecasts may change from period to period and additional impairments may be recognized over time as a result of deterioration in the fundamentals of a particular security or group of securities and/or a continuation of heightened mortgage defaults for a period longer than the assumptions used in the forecasts. Both qualitative and quantitative factors are used in creating the Company’s RMBS cash flow models. As such, any estimate of impairments is subject to the inherent limitation on the Company’s ability to predict the aggregate course of future events. It should, therefore, be expected that actual losses may vary from any estimate and the Company may recognize additional OTTI.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired fixed maturity security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by a current appraisal. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on specific metropolitan areas and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued, but uncollected, interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy’s cash surrender value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), real estate and collateralized third-party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs and are not further depreciated once classified as such.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this specialized accounting practice in consolidation. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

Collateralized third-party commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a regular basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s measurement effective interest rate, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding debt in each related risk category to determine the general reserve on these loans.

At the time of funding of a loan, management determines the amount of the loan that will be held for sale. The syndication amounts have historically been sold within one year. Loans held-for-sale are carried at the lower of cost or fair value on an individual asset basis.

Net investment gains or losses on sales are generally computed using the specific identification method.

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE’s primary beneficiary, it is required to consolidate the VIE.

In June 2009, the Financial Accounting Standards Board (“FASB”) amended the consolidation guidance for VIEs (see Note 3 — Recent Accounting Pronouncements). Under this amended guidance, the Company is the primary beneficiary if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE or the right to receive benefits from the entity that could be potentially significant. If both conditions are present, the Company is required to consolidate the VIE.

This amended guidance also included an indefinite deferral of the application of the new guidance provided to certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structure and former qualifying special purpose entities. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provision included in the amended guidance, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb the majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties for the purpose of enhancing income on certain securities held. Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. If foreign securities are loaned and the denomination of the collateral is other than the denomination of the currency of the loaned securities, then initial required collateral is 105% of the face value. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value, including accrued interest. It is the Company’s policy to generally take possession, or control, of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company’s designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Deferred Policy Acquisition Costs

The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year’s amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI. Beginning in 2009 for new business, the Company increased the expected life for universal life policies and deferred annuity contracts up to a maximum of 99 years.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

Intangible Assets

An intangible asset with a finite life is amortized over its useful life. Intangible assets with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using discounted cash flow analysis using assumptions that a market participant would use.

All intangible assets are reported in other assets in the accompanying Consolidated Balance Sheet.

Derivative Financial Instruments

Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value, or cash flows, for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

discounted cash flows of the hedging instrument are within 80% and 125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis in accordance with its risk management policy.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2010 and 2009, the Company evaluated the creditworthiness of counterparties, and, except as discussed in Note 12 — Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

Fair Value Hedges

The Company designates and accounts for the following as fair value hedges when they have met the requirements of authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) equity swaps to hedge the market price risk for common stock investments.

For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment gains and losses, together with changes in the fair value of the related hedged item. The Company’s fair value hedges primarily hedge fixed maturity securities.

Cash Flow Hedges

The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of the authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities and (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

For cash flow hedges in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows; changes in the derivatives’ fair value will not be included in current earnings but are reported as changes in OCI. These changes in fair value will be included in net investment gains (losses) or net investment income of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under the authoritative guidance related to foreign currency, the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset or liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses).

The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in OCI will be recognized immediately in net investment gains (losses) and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses).

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows see Note 12 — Derivative Financial Instruments and Risk Management.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (see Note 6 — Policyholders’ Liabilities).

Future Policy Benefits

The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

additional liabilities may be required, resulting in a charge to policyholder benefits and claims. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts, which are discussed more fully in Note 6 — Policyholders’ Liabilities.

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in other liabilities in the accompanying Consolidated Balance Sheet. See Note 15 — Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (“SEC”) and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities consist primarily of net deferred tax liabilities, collateral received on securities loaned and payables to affiliates.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 6 — Policyholders’ Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 6 — Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company’s general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 10 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within thirty days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than fifty percent likely of being realized

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

upon settlement. Unrecognized tax benefits are included within other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

Fair Value Measurements

For fair values of various assets and liabilities refer to Note 15 — Fair Value Measurements.

Business Risks and Uncertainties

In periods of extreme volatility and disruptions in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, limited liability corporations, preferred and common stocks and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but have been experiencing significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and its portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than they otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on almost all of its life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on its portfolio of investments supporting those products, thus generating losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to us due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

The Risk-Based Capital, or RBC, ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its U.S. Life and RIS businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third-parties or employees as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption as of the beginning of a fiscal year is permitted. The guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The disclosures are effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company has elected to early adopt this guidance and has provided the disclosures required by this guidance in Note 4 — Investments. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. The disclosures will be effective, and the Company will provide these disclosures, concurrent with the effective date of proposed guidance for determining what constitutes a troubled debt restructuring.

In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company’s adoption of this guidance, effective

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

January 1, 2011, is not expected to have a material effect on the Company’s consolidated financial position, results of operations and financial statement disclosures.

In March 2010, the FASB issued updated guidance that amends and clarifies the accounting for credit derivatives embedded in interests in securitized financial assets. This new guidance eliminates the scope exception for embedded credit derivatives (except for those that are created solely by subordination) and provides new guidance on how the evaluation of embedded credit derivatives is to be performed. This new guidance is effective for the first interim reporting period beginning after June 15, 2010. The Company’s adoption of this guidance effective July 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations and financial statement disclosures.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation of asset classes and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures are provided in Note 15 — Fair Value Measurements.

In June 2009, the FASB issued authoritative guidance which changes the analysis required to determine whether or not an entity is a VIE. In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company’s involvement with a VIE on its financial statements. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009.

In February 2010, the FASB issued updated guidance relative to VIEs which defers, except for disclosure requirements, the impact of this guidance for entities that (i) possess the attributes of an investment company, (ii) do not require the reporting entity to fund losses, and (iii) are not financing vehicles or entities that were formerly classified as qualified special purpose entities (“QSPE”). The Company’s adoption of this guidance effective January 1, 2010 did not result in any transition adjustment.

In June 2009, the FASB issued authoritative guidance which changes the accounting for transfers of financial assets, and is effective for transfers of financial assets occurring in interim and annual reporting periods beginning after November 15, 2009. It removes the concept of a QSPE from the guidance for transfers of financial assets and removes the exception from applying the guidance for consolidation of VIEs to QSPEs. It changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also defines “participating interest” to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. The Company’s adoption of this guidance effective January 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations and financial statement disclosures.

In August 2009, the FASB issued authoritative guidance for the fair value measurement of liabilities. This guidance includes valuation techniques which may be used for measuring fair value when a quoted price in an active market for the identical liability is not available, which includes one or more of the following valuation techniques (i) quoted prices for identical liability when traded as an asset; (ii) quoted prices for similar liabilities or similar liabilities when traded as an asset, or (iii) another valuation technique that is consistent with the fair value principles within GAAP, such as the income or market approach. It also clarifies the adjustments to market inputs that are

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

appropriate for debt obligations that are restricted from being transferred to another obligor. This guidance is effective for the first reporting period beginning after issuance. The Company’s adoption of this guidance effective December 31, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.

In June 2009, the FASB issued authoritative guidance for, and on July 1, 2009 launched, the FASB’s Accounting Standards Codification as the source of authoritative GAAP to be applied by non-governmental entities. The Codification is not intended to change GAAP but is a new structure which takes accounting pronouncements and organizes them by accounting topic. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company’s adoption of this guidance effective for the interim reporting period ending September 30, 2009 impacts the way the Company references GAAP accounting standards in the financial statements but has no impact on the consolidated financial statements.

In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. The Company’s adoption of this guidance, effective with the annual reporting period ended December 31, 2009, did not have a material effect on the Company’s consolidated financial position or results of operations. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 18 — Subsequent Events.

In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of OTTI. This guidance amends previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security’s amortized cost and its fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings (“credit loss”). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors (“non-credit loss”) is recorded as other comprehensive income (loss). When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost or amortized cost and its fair value with a corresponding charge to earnings.

Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security’s amortized cost basis. Also, prior to the adoption of this guidance the entire difference between the fixed maturity security’s amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The Company early adopted this guidance effective January 1, 2009 which resulted in an increase of $48 million, net of related DAC, policyholder liability and tax adjustments, to retained earnings with a corresponding decrease to AOCI to reclassify the non-credit loss portion of previously recognized OTTI losses on fixed maturity securities held at January 1, 2009.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 4 — INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturity securities as of December 31, 2010 and 2009, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2010		2009
	Amortized	Fair	Amortized	Fair
Available-for-sale	Cost	Value	Cost	Value

Due in one year or less	$2,609	$2,665	$1,754	$1,788
Due after one year through five years	14,651	15,456	13,799	14,367
Due after five years through ten years	12,127	12,903	11,712	12,045
Due after ten years	5,548	5,855	5,057	5,141
Mortgage and asset-backed securities:
U.S. Government or U.S. Government agency	1,187	1,243	816	835
Other mortgage-backed securities	22,169	22,535	20,835	20,163
Other asset-backed securities	3,703	3,711	2,957	2,899
Redeemable preferred securities	6	6	9	10

Total Available-for-sale	$62,000	$64,374	$56,939	$57,248

At December 31, 2010 and 2009, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2010
	Amortized	Unrealized	Unrealized	Estimated	OTTI in
Available-for-sale	Cost	Gains	Losses	Fair Value	AOCI[1]

U.S. Treasury and U.S. Government
Corporations and agencies	$2,886	$83	$23	$2,946	$—
U.S. Agencies, state and municipal	1,217	32	17	1,232	—
Foreign governments	750	79	1	828	—
U.S. Corporate	24,389	1,562	107	25,844	—
Foreign corporate	6,880	437	45	7,272	—
Residential mortgage-backed securities	17,291	590	499	17,382	(146)
Commercial mortgage-backed securities	4,878	300	25	5,153	—
Asset-backed securities[2]	3,703	71	63	3,711	(12)
Redeemable preferred securities	6	—	—	6	—

Total Available-for-sale	$62,000	$3,154	$780	$64,374	$(158)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	Amortized	Unrealized	Unrealized	Estimated	OTTI in
Available-for-sale	Cost	Gains	Losses	Fair Value	AOCI[1]

U.S. Treasury and U.S. Government
Corporations and agencies	$3,035	$33	$69	$2,999	$—
U.S. Agencies, state and municipal	715	19	9	725	—
Foreign governments	731	55	4	782	—
U.S. Corporate	22,584	1,021	256	23,349	—
Foreign corporate	6,073	305	57	6,321	—
Residential mortgage-backed securities	15,765	350	857	15,258	(205)
Commercial mortgage-backed securities	5,070	93	258	4,905	(5)
Asset-backed securities[2]	2,957	54	112	2,899	(8)
Redeemable preferred securities	9	1	—	10	—

Total Available-for-sale	$56,939	$1,931	$1,622	$57,248	$(218)

[1]	Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $7 million and $39 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date for the years ended December 31, 2010 and 2009, respectively.

[2]	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2010 and 2009, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $280 million and $313 million, respectively.

The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Investments in fixed maturity securities that have been non-income producing for the last twelve months totaled $1 million and $2 million at December 31, 2010 and 2009, respectively. These investments have been deemed other-than-temporarily impaired.

Equity Securities — Unaffiliated

At December 31, 2010 and 2009, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

2010	$13	$11	$1	$23
2009	$36	$9	$—	$45

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2010 and 2009, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $125 million and $161 million, respectively, at fixed and floating interest rates ranging from 2.08% to 6.22% in 2010, and fixed and floating interest rates ranging from 3.92% to 7.13% in 2009. These commitments are diversified by property type and geographic region.

The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

At December 31, 2010 and 2009, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2010		2009
	Carrying	% of	Carrying	% of
	Value	Total	Value	Total

Property Type:
Office buildings	$1,853	31.9%	$1,736	30.0%
Retail facilities	1,217	21.0%	1,182	20.5%
Industrial	1,185	20.4%	1,111	19.2%
Apartment buildings	938	16.2%	853	14.8%
Residential	563	9.7%	840	14.5%
Other	49	0.8%	57	1.0%

Total	$5,805	100.0%	$5,779	100.0%

Geographic Region:
South Atlantic	$1,516	26.1%	$1,410	24.4%
Central	1,499	25.8%	1,511	26.1%
Pacific	1,381	23.8%	1,386	24.0%
Middle Atlantic	1,154	19.9%	1,176	20.4%
New England	255	4.4%	296	5.1%

Total	$5,805	100.0%	$5,779	100.0%

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. As of December 31, 2010, an analysis of the aging of the principal balances, excluding the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

allowance for credit losses, that are past due and the mortgage loans on non-accrual status and ninety days past-due and still accruing were as follows (in millions):

							Recorded
						Total	Mortgage Loans >	Non-Accrual
	30-59	60-89	90 Days	Total		Mortgage	90 Days	Mortgage
	Days	Days	and Over	Past Due	Current	Loans	Accruing	Loans

Property Type:
Office buildings	$—	$—	$—	$—	$1,865	$1,865	$—	$—
Retail facilities	—	—	—	—	1,225	1,225	—	—
Industrial	—	—	—	—	1,193	1,193	—	—
Apartment buildings	—	—	—	—	947	947	—	—
Residential	—	—	9	9	562	571	—	9
Other	—	—	—	—	50	50	—	—

Total	$—	$—	$9	$9	$5,842	$5,851	$—	$9

As discussed in Note 2 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the year ended December 31, 2010, is summarized below (in millions):

Allowance for Credit Losses:	Residential	Commercial	Total

Beginning balance	$10	$44	$54
Charge-offs	(1)	8	7
Recoveries	(1)	(14)	(15)

Ending Balance	$8	$38	$46

Ending Balance
Individually evaluated for impairment (specific)	$3	$4	$7
Collectively evaluated for impairment (general)	$5	$34	$39
Mortgage Loans:
Ending balance (recorded investment):
Individually evaluated for impairment (specific)	$11	$36	$47
Collectively evaluated for impairment (general)	$560	$5,244	$5,804

As of December 31, 2009 and 2008, the allowance for credit losses was $54 million and $13 million, respectively. For the year ended December 31, 2009, the provision for credit losses was $43 million and direct write-downs were $2 million. For the year ended December 31, 2008, the provision for credit losses was $4 million and there were no direct write-downs.

The Company closely monitors commercial mortgage loans with the potential for impairment by considering a number of factors. These factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. Mortgage loans with the potential for impairment take priority in receiving an appraisal. Residential mortgage loans that are sixty or more days delinquent are also monitored for potential impairment, whereby an appraisal of the underlying asset is obtained.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2010, LTVs on the Company’s mortgage loans are as follows (in millions):

	Office	Retail		Apartment
	Buildings	Facilities	Industrial	Buildings	Residential	Other	Total

above 95%	$25	$—	$11	$34	$4	$—	$74
91% to 95%	49	21	18	78	2	—	168
81% to 90%	274	89	352	109	7	28	859
71% to 80%	198	154	129	252	41	—	774
below 70%	1,307	953	675	465	509	21	3,930

Total	$1,853	$1,217	$1,185	$938	$563	$49	$5,805

As of December 31, 2010, impaired commercial and residential mortgage loans were $32 million and $7 million, respectively. Further information on impaired mortgage loans is provided below (in millions):

	Recorded	Unpaid Principal	Related	Average Recorded	Interest Income
	Investment	Balance	Allowance	Investment	Recognized

With related allowance:
Office Buildings	$6	$7	$1	$36	$	*
Apartment Building	15	17	2	15	1
Residential	7	11	4	8		*
Industrial	11	11	—	11	1

Total	$39	$46	$7	$70	$2

Commercial	$32	$35	$3	$62	$2

Residential	$7	$11	$4	$8		*

*	Amounts less than $1 million

At December 31, 2010, the Company did not have any impaired loans without a related allowance.

The Company did not have any loan modifications in 2010 and 2009.

Investments in Affiliates

	2010	2009

New York Life Short Term Fund	$509	$968
Madison Capital Funding LLC Loan Agreement	533	—
Other	5	5

Total investments in affiliates	$1,047	$973

The New York Life Short Term Fund (“STIF”) was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYL Investments”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The Madison Capital Funding LLC (“MCF”) Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 14 — Related Party Transactions for further discussion.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Other is related to promissory notes from MCF. Refer to Note 14 — Related Party Transactions for further discussion.

Other Investments

The components of other investments as of December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Limited partnerships/Limited liability companies	$526	$312
Collateralized third-party loans	273	351
Derivatives	211	230
Investment, at fair value, of consolidated investment company	—	137
Other invested assets	70	16

Total other investments	$1,080	$1,046

Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $1 million and $2 million for the years ended December 31, 2010 and 2009, respectively, and were recorded as a component of AOCI in the accompanying Consolidated Balance Sheet.

The investment, at fair value, of a consolidated investment company consists primarily of fixed maturities. This investment was liquidated in 2010.

Collateralized third-party loans are senior secured commercial loans, and are typically collateralized by all assets of the borrower. The Company’s collateralized third-party loans, before loss reserve, amounted to $291 million and $368 million at December 31, 2010 and 2009, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve (see Note 2 — Significant Accounting Policies for further details). The loss reserve was $18 million and $17 million for the years ended December 31, 2010 and 2009, respectively.

Unfunded commitments on limited partnerships, limited liability companies and collateralized third-party loans amounted to $225 million and $181 million at December 31, 2010 and 2009, respectively.

There was no accumulated depreciation on real estate for December 31 2010 or 2009. Depreciation expense for the year ended December 31, 2010 was less than $1 million, and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income. There was no depreciation expense for the year ended December 31, 2009. Depreciation expense for the year ended December 31, 2008 totaled less than $1 million.

VIEs

Consolidated VIE

At December 31, 2010 and 2009, the Company included assets of $45 million and $52 million, respectively in the accompanying Consolidated Balance Sheet, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the deal documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to Energy Savings Performance Contracts and issuing certificates representing the right to those receivables. The following table reflects (in millions) the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE. The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

	December 31,
	2010	2009

Cash	$4	$14

Other investments*	41	38

Total assets	$45	$52

Other liabilities	5	14

Total liabilities	$5	$14

*	Included in Limited partnerships/Limited liability companies

Unconsolidated VIEs

In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the sponsor. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs economic performance. The Company classifies these investments on its accompanying Consolidated Balance Sheet as fixed maturity securities, available-for-sale and trading and its maximum exposure to loss associated with these investments was $26,341 million and $23,103 million as of December 31, 2010 and December 31, 2009, respectively.

In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on the accompanying Consolidated Balance Sheet as “other investments” and its maximum exposure to loss associated with these entities was $526 million and $312 million as of December 31, 2010 and December 31, 2009, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 4 — Investments.

Restricted Assets and Special Deposits

Assets of $5 million and $13 million at December 31, 2010 and 2009, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 5 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2010, 2009 and 2008 were as follows (in millions):

	2010	2009	2008

Fixed maturity securities	$3,171	$2,869	$2,458
Equity securities	1	18	6
Mortgage loans	352	338	316
Policy loans	56	54	52
Other investments	65	45	1

Gross investment income	3,645	3,324	2,833
Investment expenses	(78)	(59)	(78)

Net investment income	$3,567	$3,265	$2,755

For the years ended December 31, 2010, 2009 and 2008, net investment losses were as follows (in millions):

	2010	2009	2008

Fixed maturity securities
Total OTTI losses	$(172)	$(397)	$(331)
Portion of OTTI loss recognized in OCI	57	241	—

Net OTTI losses on fixed maturities recognized in earnings	(115)	(156)	(331)
All other gains (losses)	221	33	(73)

Fixed maturity securities, net	106	(123)	(404)
Equity securities	5	98	(8)
Mortgage loans	(13)	(52)	(4)
Derivative instruments	(109)	6	11
Other	20	(14)	(1)

Net investment losses	$9	$(85)	$(406)

The net gain on trading securities (both fixed maturity and equity securities) amounted to $5 million and $6 million for the years ended December 31, 2010 and 2009, respectively. For December 31, 2008, the net losses on fixed maturity trading securities amounted to $11 million.

Realized gains on sales of available-for-sale fixed maturities were $270 million, $218 million and $131 million for the years ended December 31, 2010, 2009 and 2008, respectively; and realized losses were $53 million, $191 million and $193 million, respectively. Realized gains on sales of available-for-sale equity securities were $5 million, $173 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively, and realized losses were less than $1 million, $71 million, and less than $1 million, respectively.

Losses from OTTI on equity securities (included in net investment gains (losses) on equity securities above) were less than $1 million, $4 million and $9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present the Company’s gross unrealized losses and fair values for fixed maturities and equities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2010 and 2009 (in millions):

	2010
	Less Than 12 Months		Greater Than 12 Months				Total
	Fair	Unrealized	Fair		Unrealized		Fair	Unrealized
	Value	Losses	Value		Losses		Value	Losses

Fixed Maturities
U.S. Treasury and U.S. Government corporations and agencies	$555	$22	$2		$1		$557	$23
U.S. agencies, state and municipal	401	17	—		—		401	17
Foreign governments	24	1	1			*	25	1
U.S. corporate	2,212	70	508		37		2,720	107
Foreign corporate	819	35	120		10		939	45
Residential mortgage-backed securities	2,981	102	1,689		397		4,670	499
Commercial mortgage-backed securities	87	2	222		23		309	25
Asset-backed securities	650	6	227		57		877	63

Total fixed maturities	7,729	255	2,769		525		10,498	780

Equities
Common stock	2	1		*		*	2	1

Total equities	2	1	—		—		2	1

Total	$7,731	$256	$2,769		$525		$10,500	$781

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	Less Than 12 Months[1]			Greater Than 12 Months		Total
	Fair	Unrealized		Fair	Unrealized	Fair	Unrealized
	Value	Losses		Value	Losses	Value	Losses

Fixed Maturities
U.S. Treasury and U.S. Government corporations and agencies	$1,880	$68		$13	$1	$1,893	$69
U.S. agencies, state and municipal	193	3		30	6	223	9
Foreign governments	61	1		18	3	79	4
U.S. corporate	2,918	57		2,677	199	5,595	256
Foreign corporate	714	15		550	42	1,264	57
Residential mortgage-backed securities	5,191	341		1,892	516	7,083	857
Commercial mortgage-backed securities	548	12		2,087	246	2,635	258
Asset-backed securities	535	31		395	81	930	112

Total fixed maturities	12,040	528		7,662	1,094	19,702	1,622

Equities
Common stock	3		*	—	—	3		*

Total equities	3	—		—	—	3	—

Total	$12,043	$528		$7,662	$1,094	$19,705	$1,622

*	Unrealized loss is less than $1 million.

[1]	The aging of the unrealized losses as of December 31, 2009 was reset back to the date the security would have been first impaired by the adoption of new authoritative guidance.

At December 31, 2010, the unrealized loss amount consisted of approximately 1,999 different fixed-maturity securities and 28 equity securities.

At December 31, 2010, unrealized losses on investment grade fixed maturities were $414 million or 53% of the Company’s total fixed maturity securities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $366 million or 47% of the Company’s total fixed maturities unrealized losses at December 31, 2010.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $357 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $42 million for 6 months or less, $18 million for greater than 6 months through 12 months and $297 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Corporate Bonds.  U.S. Corporate securities with a fair value below 80% of the security’s amortized cost totaled $17 million or 16% of the total unrealized losses on U.S. Corporate securities. Foreign corporate securities with a fair value below 80% of the security’s amortized cost totaled $1 million or 3% of the total unrealized loss on foreign corporate securities. The overall improvement in the Company’s fixed maturity investments generally reflects higher market prices, mainly due to credit spread tightening throughout the year. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security’s amortized cost include Finance ($7 million), Gaming and Real Estate Investment Trusts (“REITs”) ($3 million each) and Utilities ($2 million). These securities are evaluated in accordance with the Company’s impairment policy. Because the securities continue to meet their contractual payments and the Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery, the Company did not consider these investments to be other than temporarily impaired.

Mortgage-Backed Securities.  Residential mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $287 million or 57% of total unrealized losses on residential mortgage — backed securities. Commercial mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $11 million or 44% of total unrealized losses on commercial mortgage-backed securities. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. For securities rated below AA at acquisition, when the fair value of the security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other-than-temporarily impaired and a realized loss is recognized in net investments gains in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other- than-temporary impairments in accordance with its impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before its anticipated recovery in value; therefore, the Company did not consider these investments to be other-than-temporarily impaired.

Asset-Backed Securities.  Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. For securities rated below AA at acquisition, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other-than-temporarily impaired and a realized loss is recognized in net investment gains in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with the Company’s impairment policy. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $41 million or 65% of the total unrealized losses for asset-backed securities. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before recovery , therefore the Company did not consider these investments to be other than temporarily impaired.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The components of net unrealized investment gains (losses) reported in OCI at December 31, 2010, 2009 and 2008 are as follows (in millions):

	2010	2009	2008

Fixed maturity securities, available for sale-all other	$2,525	$488	$(4,225)
Fixed maturity securities on which an OTTI loss has been recognized	(151)	(179)	—

Total fixed maturity securities	2,374	309	(4,225)
Equity securities, available for sale	10	11	37
Derivatives designed as cash flow hedges	(12)	(10)	33
Other investments	1	(2)	(3)

Subtotal	2,373	308	(4,158)
Amounts recognized for:
Policyholders’ account balances and future policy benefits	14	4	(56)
Other assets (sales inducements)	(17)	(5)	55
Deferred policy acquisition costs	(832)	(137)	871
Deferred taxes	(538)	(59)	1,151

Net unrealized gains (losses) on investments	$1,000	$111	$(2,137)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains (losses) on fixed maturity securities for the years ended December 31, 2010, 2009 and 2008, are presented separately for amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI Loss has been Recognized

						Accumulated
						Other
						Comprehensive
				Policyholders’	Deferred	Income (Loss)
				Account	Income	Related To Net
	Net Unrealized		Deferred	Balances and	Tax	Unrealized
	Gains (Losses)	Deferred Policy	Sales	Future Policy	(Liability)	Investment
	On Investments	Acquisition Costs	Inducements	Benefits	Benefit	Gains (Losses)

Balance, December 31, 2008	$—	$—	$—	$—	$—	$—
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(17)	4	—	—	5	(8)
Net investment gains (losses) on investments arising during the period	(238)	—	—	—	83	(155)
Reclassification adjustment for (gains) losses included in net income	253	—	—	—	(88)	165
Reclassification adjustment for OTTI losses excluded from net income[1]	(177)	—	—	—	62	(115)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and deferred sales inducements	—	63	2	—	(23)	42
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(2)	1	(1)

Balance, December 31, 2009	$(179)	$67	$2	$(2)	$40	$(72)

Net investment gains (losses) on investments arising during the period	86	—	—	—	(30)	56
Reclassification adjustment for (gains) losses included in net income	18	—	—	—	(6)	12
Reclassification adjustment for OTTI losses excluded from net income[1]	(76)	—	—	—	27	(49)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and deferred sales inducements	—	(4)	(1)	—	1	(4)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(1)	*	(1)

Balance, December 31, 2010	$(151)	$63	$1	$(3)	$32	$(58)

*	Amounts less than $1 million

[1]	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All Other Net Unrealized Investment Gains and Losses in AOCI

						Accumulated
						Other
						Comprehensive
				Policyholders’	Deferred	Income (Loss)
				Account	Income	Related To Net
	Net Unrealized		Deferred	Balances and	Tax	Unrealized
	Gains (Losses)	Deferred Policy	Sales	Future Policy	(Liability)	Investment
	On Investments[1]	Acquisition Costs	Inducements	Benefits	Benefit	Gains (Losses)

Balance, December 31, 2007	$177	$(41)	$1	$9	$(51)	$95
Net investment gains (losses) on investments arising during the period	(4,100)	—	—	—	1,435	(2,665)
Reclassification adjustment for (gains) losses included in net income	(235)	—	—	—	82	(153)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and deferred sales inducements	—	912	54	—	(338)	628
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(65)	23	(42)

Balance, December 31, 2008	(4,158)	871	55	(56)	1,151	(2,137)
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(78)	17	1	(1)	21	(40)
Net investment gains (losses) on investments arising during the period	5,257	—	—	—	(1,840)	3,417
Reclassification adjustment for (gains) losses included in net income	(711)	—	—	—	249	(462)
Reclassification adjustment for OTTI losses excluded from net income[2]	177	—	—	—	(62)	115
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and deferred sales inducements	—	(1,092)	(63)	—	404	(751)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	63	(22)	41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

						Accumulated
						Other
						Comprehensive
				Policyholders’	Deferred	Income (Loss)
				Account	Income	Related To Net
	Net Unrealized		Deferred	Balances and	Tax	Unrealized
	Gains (Losses)	Deferred Policy	Sales	Future Policy	(Liability)	Investment
	On Investments[1]	Acquisition Costs	Inducements	Benefits	Benefit	Gains (Losses)

Balance, December 31, 2009	487	(204)	(7)	6	(99)	183
Net investment gains (losses) on investments arising during the period	2,080	—	—	—	(728)	1,352
Reclassification adjustment for (gains) losses included in net income	(119)	—	—	—	42	(77)
Reclassification adjustment for OTTI losses excluded from net income[2]	77	—	—	—	(27)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and deferred sales inducements	—	(692)	(11)	—	246	(457)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	11	(4)	7

Balance, December 31, 2010	$2,525	$(896)	$(18)	$17	$(570)	$1,058

[1]	Includes cash flow hedges. See Note 12 for information on cash flow hedges.

[2]	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturity securities still held for which a portion of the loss was recognized in OCI (in millions):

	2010	2009

Balance at beginning of year	$130	$—
Additions
Credit losses remaining in retained earnings related to the change in accounting principle	—	47
Credit loss impairment recognized in the current period on securities previously not impaired	50	24
Additional credit loss impairments recognized in the current period on securities previously impaired	29	68
Reductions
Credit loss impairments previously recognized on securities which matured, were paid down, prepaid or sold during the period	8	9

Balance at end of year	$201	$130

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 6 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Deferred annuities	$37,677	$35,157
Universal life contracts	21,642	19,893
Annuities certain	424	295
Supplementary contracts without life contingencies	357	338
Unearned revenue liability	334	350
Guaranteed minimum accumulation benefit	222	235

Total policyholders’ account balances	$60,656	$56,268

Policyholders’ account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

The Guaranteed Minimum Accumulation Benefit (“GMAB”) is the fair value of embedded derivatives on deferred annuity contracts.

At December 31, 2010 and 2009, of the total policyholders’ account balances of $60,656 million and $56,268 million, respectively, the total amounts related to policyholders’ account balances that have surrender privileges were $59,814 million and $55,544 million, respectively. The amounts redeemable in cash by policyholders at December 31, 2010 and 2009 were $57,498 million and $53,300 million, respectively.

The following table highlights the interest rate assumptions generally utilized in calculating policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2010:

Product	Interest Rate	Withdrawal/Surrender Charges

Deferred annuities	1.00% to 10.00%	Surrender charges 0% to 10% for up to 10 years.
Annuities certain	0.50% to 5.00%	No surrender or withdrawal charges.
Universal life contracts	2.73% to 10.00%	Various up to 19 years.
Supplementary contracts without life contingencies	1.50% to 3.50%	No surrender or withdrawal charges.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Future Policy Benefits

Future policy benefits at December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Life insurance:
Taiwan business — 100% coinsured	$902	$775
Other life	129	102

Total life insurance	1,031	877
Individual and group payout annuities	5,867	4,369
Other contract liabilities	39	46

Total future policy benefits	$6,937	$5,292

Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2010:

Product	Mortality	Interest Rate	Estimation Method

Life insurance: Taiwan business — 100% coinsured	Based upon best estimates at time of policy issuance with provision for adverse deviations (“PAD”).	3.80% to 7.50%	Net level premium reserve taking into account death benefits, lapses and maintenance expenses with PAD.
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD.	3.94% to 9.50%	Present value of expected future payments at a rate expected at issue with PAD.

Guaranteed Minimum Benefits

At December 31, 2010 and 2009, the Company had variable contracts with guarantees. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date.

Variable Annuity Contracts — GMDB and GMAB

The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

a) Return of deposits:  the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:  the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table provides the account value, net amount at risk and average attained age of contract holders at December 31, 2010 and 2009 for GMDB and GMAB ($ in millions):

	2010
	Return of Net Deposits		Ratchet
	In the Event of	Accumulation at	In the Event of
	Death	Specified Date	Death
	(GMDB)	(GMAB)	(GMDB)

Account value	$5,737	$3,103	$12,165
Net amount at risk	$67	$62	$519
Average attained age of contract holders	57	56	61

	2009
	Return of Net Deposits		Ratchet
	In the Event of	Accumulation at	In the Event of
	Death	Specified Date	Death
	(GMDB)	(GMAB)	(GMDB)

Account value	$4,552	$2,283	$11,342
Net amount at risk	$179	$172	$1,277
Average attained age of contract holders	58	56	61

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits for GMDB and policyholders’ account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

	GMDB	GMAB	Totals

Balance at January 1, 2008	$42	$72	$114
Incurred guarantee benefits	33	244	277
Paid guarantee benefits	(10)	—	(10)

Balance at December 31, 2008	65	316	381
Incurred guarantee benefits	1	(81)	(80)
Paid guarantee benefits	(22)	—	(22)

Balance at December 31, 2009	44	235	279
Incurred guarantee benefits	5	(12)	(7)
Paid guarantee benefits	(11)	(1)	(12)

Balance at December 31, 2010	$38	$222	$260

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through interest credited to policyholders’ account balances in the accompanying Consolidated Statement of Income (refer to Note 15 — Fair Value Measurements).

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2010 and 2009:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 5.42% to 6.73% for 2010 and 5.85% to 6.88% for 2009.

•	Volatility assumption ranged from 13.47% to 15.45% for 2010 and was 14.26% for 2009.

•	Mortality was assumed to be 91.00% of the A2000 table for 2010 and 2009.

•	Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 6.30% for 2010, and 0.50% to 30.00%, with an average of 6.10% for 2009.

•	Discount rates ranged from 6.69% to 7.25% for 2010 and 6.48% to 7.29% for 2009.

The following table presents the aggregate fair value of assets at December 31, 2010 and 2009, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

	2010		2009
	GMDB	GMAB	GMDB	GMAB

Separate account:
Equity	$8,523	$1,826	$7,383	$1,374
Fixed income	3,412	635	2,970	462
Balanced	2,427	463	2,007	287
General account	3,540	179	3,534	160

Total	$17,902	$3,103	$15,894	$2,283

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008

Beginning balance	$45	$41	$29
Net liability increase	23	4	12

Ending balance	$68	$45	$41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 7 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $17,653 million and $15,307 million at December 31, 2010 and 2009, respectively. The assets of the registered separate accounts represent investments in shares of the MainStay VP Series Fund, Inc. managed by NYL Investments and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,106 million and $782 million at December 31, 2010 and 2009, respectively. The assets in these separate accounts are comprised of MainStay VP Series Fund, Inc. managed by NYL Investments, other non- proprietary funds and limited partnerships.

See Note 6 — Policyholders’ Liabilities, for information regarding separate accounts with contractual guarantees for GMDB and GMAB.

NOTE 8 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

The following is an analysis of DAC for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008

Balance at beginning of year	$4,041	$4,667	$3,431
Current year additions	640	715	673
Amortized during year	(557)	(312)	(349)

Balance at end of year before related adjustments	4,124	5,070	3,755
Adjustment for change in unrealized investment (gains)/losses	(695)	(1,029)	912

Balance at end of year	$3,429	$4,041	$4,667

Sales Inducements

Changes in deferred sales inducements included in other assets in the accompanying Consolidated Balance Sheet for the years ended December 31, 2010, 2009 and 2008 are as follows (in millions):

	2010	2009	2008

Balance at beginning of year	$313	$331	$272
Current year additions	103	64	64
Amortized during year	(50)	(21)	(59)

Balance at end of year before related adjustments	366	374	277
Adjustment for change in unrealized investment (gains)/losses	(12)	(61)	54

Balance at end of year	$354	$313	$331

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 9 — INCOME TAXES

A summary of the components of the net total income tax expense (benefit) for the years ended December 31, 2010, 2009 and 2008, respectively, included in the accompanying Consolidated Statement of Income are as follows (in millions):

	2010	2009	2008

Current:
Federal	$133	$206	$(167)
State and local	3	1	—

	136	207	(167)
Deferred:
Federal	72	53	104

Total Income tax expense (benefit)	$208	$260	$(63)

Pursuant to the tax allocation agreement discussed in Note 2 — Significant Accounting Policies, as of December 31, 2010 and 2009, the Company recorded a net income tax receivable (payable) from (to) New York Life of $37 million and ($183) million, included in other assets and other liabilities, respectively, in the accompanying Consolidated Balance Sheet.

The Company’s actual income tax expense for the years ended December 31, 2010, 2009 and 2008, respectively, differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

	2010	2009	2008

Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax exempt income	(3.5)%	(1.1)%	149.4%
Uncertain tax position	(5.6)%	0.2%	(7.5)%
Investment credits	(1.7)%	(0.8)%	14.8%
Other	0.0%	(0.5)%	4.5%

Effective tax rate	24.2%	32.8%	196.2%

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2010 and 2009, respectively, are as follows (in millions):

	2010	2009

Deferred tax assets:
Future policyholder benefits	$623	$696
Employee and agents benefits	61	66
Other	11	12

Gross deferred tax assets	695	774

Deferred tax liabilities:
DAC	928	1,146
Investments	787	97
Other	1	1

Gross deferred tax liabilities	1,716	1,244

Net deferred tax liability	$1,021	$470

The Company has no net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2004 and is currently auditing tax years 2005 through 2007. There were no material effects on the Company’s results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2010, 2009 and 2008, respectively, are as follows (in millions):

	Total Unrecognized
	Tax Benefits
	2010	2009	2008

Beginning of Period Balance	$117	$117	$107
Reductions for tax positions of prior years	—	(9)	(1)
Additions for tax positions of current year	1	9	24
Settlements with tax authorities	(49)	—	(13)

End of Period Balance	$69	$117	$117

As of December 31, 2010, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by less than $1 million. The Company’s total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2009 and 2008, are $44 million and $42 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits for the years ended December 31, 2010, 2009 and 2008, aggregated $3 million, $6 million and $7 million, respectively, and are included in income tax expense (benefit) in the accompanying Consolidated Statement of Income. At December 31, 2010, 2009 and 2008, the Company had $14 million, $31 million and $30 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in the accompanying Consolidated Balance Sheet (included in other liabilities). The $17 million decrease from December 31, 2009 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $3 million of interest expense and a $20 million decrease resulting from IRS settlements. The $1 million increase from December 31,

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

2008 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $6 million of interest expense and a $5 million decrease resulting from IRS settlements. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 78% and 76% of the reinsurance ceded to non-affiliates at December 31, 2010 and 2009, respectively.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $48 million and $5 million at December 31, 2010 and 2009, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $43 million, ($4) million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2010, 2009 and 2008, $1 million, $32 million and $75 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

affiliated reinsurance agreement for the years ended December 31, 2010, 2009 and 2008 was as follows (in millions):

	2010	2009	2008

Fees-universal life policies ceded	$293	$283	$305
Net revenue from reinsurance	$216	$143	$211
Policyholders’ benefits ceded	$116	$132	$95
Amounts recoverable from reinsurer	$6,193	$5,909	$5,692
Amounts payable to reinsurer	$6,146	$5,905	$5,653
Other liabilities (deferred gain, net of amortization)	$18	$19	$51

Effective July 1, 2002, the Company transferred the Taiwan branch’s insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation (“NYLT”), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch’s net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company’s accompanying Consolidated Statement of Income.

Accordingly, the Company recorded the following with respect to this transaction (in millions):

	2010	2009	2008

Amounts recoverable from reinsurer	$902	$775	$702
Premiums ceded	$68	$68	$74
Benefits ceded	$42	$32	$367

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effects of all reinsurance for the years ended December 31, 2010, 2009 and 2008 were as follows (in millions):

	2010	2009	2008

Premiums:
Direct	$1,961	$1,865	$1,447
Assumed	2	2	2
Ceded	(71)	(70)	(75)

Net premiums	$1,892	$1,797	$1,374

Fees-universal life and annuity policies ceded	$572	$542	$539
Net revenue from reinsurance	$218	$145	$206
Policyholders’ benefits ceded	$410	$384	$704
Increase in ceded liabilities for future policyholder benefits	$16	$15	$16
Amounts recoverable from reinsurer:
Affiliated	$7,095	$6,684	$6,394
Unaffiliated	$255	$243	$210
Amounts payable to reinsurer:
Affiliated	$6,148	$5,906	$5,653
Unaffiliated	$37	$35	$33
Other liabilities (deferred gain, net of amortization)	$18	$19	$51

NOTE 11 — DEBT

Debt consisted of the following at December 31, 2010 and 2009 (in millions):

	2010	2009

Recourse debt
Payable to Capital Corporation	$10	$51
Other	5	5

Total recourse debt	15	56

Non-recourse debt
Other	5	14

Total non-recourse debt	5	14

Total debt	$20	$70

Recourse Debt

At December 31, 2010 and 2009, the Company had an outstanding debt balance of $10 million and $51 million, respectively, with New York Life Capital Corporation (“Capital Corporation”), an indirect wholly owned subsidiary of New York Life. Refer to Note 14 — Related Party Transactions.

Other consists of a promissory note the Company issued on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

whole or in part and there are no collateral requirements. The carrying amount of the note at December 31, 2010 and 2009 was $5 million.

Non-Recourse Debt

At December 31, 2010 and 2009, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $5 million and $14 million, respectively. Refer to Note 4 — Investments.

NOTE 12 — DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative financial instruments to manage interest rate, currency, market and credit risk. These derivative financial instruments include foreign exchange forward contracts; interest rate and equity options; interest rate, inflation, and credit default and currency swaps. The Company also uses written covered call options in order to generate income. The Company does not engage in derivative financial instrument transactions for speculative purposes. See Note 2 — Significant Accounting Policies for a detailed discussion of the types of derivatives the Company enters into, the Company’s objectives and strategies for using derivative instruments and how they are accounted for.

The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreements with the associated collateral.

To further minimize risk, credit support annexes (“CSA”) typically are negotiated as part of swap documentation entered into by the Company with counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Collateral received is typically invested in short-term investments. Those agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the counterparties’ rating. In addition, certain of the Company’s contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company’s credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The Company does not have any derivative instruments with credit-risk-related contingent features that are in a net liability position with the counterparty as of December 31, 2010.

The Company is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under its contractual terms. For contracts with counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is defined as the fair value of contracts in a gain position at the reporting date, net of any collateral held under a CSA with that counterparty. Credit exposure to counterparties where a netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific counterparty, net of any collateral held under a CSA with that counterparty. As of December 31, 2010 and 2009, the Company held collateral for derivatives of $167 million and $153 million, respectively. Credit risk exposure in a net gain position, net of offsets and collateral, was $28 million and $58 million at December 31, 2010 and 2009, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates or other financial indices.

In September 2008, one of the Company’s derivative counterparties, Lehman Brothers Special Financing Inc. (“Lehman Brothers”), filed for Chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. A gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in AOCI. The gains will be reclassified into net investment losses in the accompanying Consolidated Statement of Income when the hedged forecasted transactions occur. At December 31, 2008 a gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregate realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

The following table presents the notional amount, number of contracts and gross fair value of derivative instruments that are qualifying and designated as hedging instruments, by type of hedge designation, and those that are not designated as hedging instruments (excluding embedded derivatives) at December 31, 2010 and 2009 (in

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

millions, except for number of contracts). See Note 15 — Fair Value Measurements for a discussion of valuation methods for derivative instruments.

		December 31, 2010						December 31, 2009
	Primary	Volume						Volume
	Risk		Number of	Fair Value[1]						Number of	Fair Value[1]
	Exposure	Notional	Contracts	Asset		Liability		Notional		Contracts	Asset		Liability

Derivatives designated as hedging:
Cash flow hedges:
Interest rate swaps	Interest	$37	2	$8		$—		$37		2	$6		$—
Currency swaps	Currency	203	13		*	19		218		14	1		16

Total derivatives designated as hedging instruments		240	15	8		19		255		16	7		16

Derivatives not designated as hedging:
Interest rate swaps	Interest	249	37	13		9		292		42	18		7
Interest rate options	Interest	17,760	56	58		—		19,475		47	100		—
Swaptions	Interest	6,781	31	62		—		—		—	—		—
Corridor options	Interest	18,650	166	27		—		20,725		184	74		—
Currency swaps	Currency	72	3	1		3		—		—	—		—
Currency forwards	Currency	34	12	1			*		*	2	—			*
Equity options	Market	275	25	40		—		844		35	31		—
Credit default swaps:
Buy protection	Credit	12	3	—			*	12		3	—		1
Sell protection	Credit	1	1	—			*	1		1	—			*
Average call rate spread	Interest	17	2	—		1		—		—	—		—

Total derivatives not designated as hedging instruments		43,851	336	202		13		41,349		314	223		8

Accrued investment income		—	—	—		—		—		—		*	—

Total derivatives		$44,091	351	$210		$32		$41,604		330	$230		$24

*	Amounts are less than $1 million.

[1]	The estimated fair value of all derivatives in an asset position is reported within other investments, with the exception of accrued investment income, which is reported with investment income due and accrued in the accompanying Consolidated Balance Sheet, and the estimated fair value of all derivatives in a liability position, including investment income payable on derivatives, is reported within other liabilities in the accompanying Consolidated Balance Sheet. For 2010, accrued investment income on derivatives and investment income payable on derivatives was excluded from the above table.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships in the accompanying Consolidated Statement of Income and the Consolidated Statement of Stockholder’s Equity for the years ended December 31, 2010, 2009 and 2008 (in millions):

	Amount of	Amount of		Amount of
	Gain (Loss)	Gain (Loss)		Gain (Loss)
	Recognized in	Reclassified from		Reclassified from
	OCI on Derivative	AOCI into Net Income		AOCI into Net Income
	(Effective Portion)[1]	(Effective Portion)		(Ineffective Portion)
		Net	Net
		Investment	Investment
		Losses	Income

For the year ended 12/31/2010:
Interest rate contracts	$10	$8	$1	$—
Currency contracts	(12)	(7)	(2)	—

Total	$(2)	$1	$(1)	$—

For the year ended 12/31/2009:
Interest rate contracts	$(20)	$4	$(1)	$—
Currency contracts	(32)	—	(12)	—

Total	$(52)	$4	$(13)	$—

For the year ended 12/31/2008:
Interest rate contracts	$21	$—	$—	$—
Currency contracts	24	—	10	—

Total	$45	$—	$10	$—

[1]	The amount of gain (loss) recognized in OCI is reported as a change in net unrealized investment gains (losses), a component of AOCI, in the accompanying Consolidated Statement of Stockholder’s Equity.

In 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging. In December 31, 2009, the Company discontinued cash flow hedge accounting on an interest rate swap that was hedging the forecasted interest payments on an underlying interest only strip for which a $4 million impairment loss was taken on the underlying bond. The Company believes that it is no longer probable that all of the remaining forecasted cash flows will still occur due to credit concerns. Hedge accounting was discontinued and an offsetting gain of $4 million has been reclassified from AOCI into net investment losses in the accompanying Consolidated Statement of Income at December 31, 2009. There are no deferred gains or losses remaining in OCI after the reclassification. The swap will be carried at fair value with changes recognized in net investment losses. In 2008, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Presented below is a roll forward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2010	2009	2008

Balance, beginning of year	$(10)	$33	$(2)
(Losses) gains deferred in OCI on the effective portion of cash flow hedges	(2)	(52)	45
Losses (gains) reclassified to net income	—	9	(10)

Balance, end of year	$(12)	$(10)	$33

For cash flow hedges, the estimated amount of existing losses that are reported in AOCI at December 31, 2010 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

Derivatives Not Qualifying or Designated as Hedging Instruments

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the income statement classification and amount of gains and losses on derivative instruments not designated as hedging instruments for the years ended December 31, 2010, 2009 and 2008 (in millions):

	Amount of Gain (Loss) Recognized in Income
	on Derivatives[1]
	2010	2009	2008

Interest rate swaps	$(6)	$13	$—
Swaptions	11	—	—
Interest rate caps	(55)	1	—
Currency swaps	(2)	—	—
Corridor options	(47)	56	(30)
Currency forwards	2	(1)	—
Equity options	(6)	(53)	44
Futures	(32)	(16)	—
Bond forwards	25	—	—
Credit default swaps
CDS — buy protection	*	(1)	(1)
CDS — sell protection	*	*	(1)

Total	$(110)	$(1)	$12

*	Recognized loss is less than $1 million.

[1]	The amount of gain (loss) is reported within net investment gains (losses) in the Consolidated Statement of Income.

The Company enters into credit default swaps (“CDS”) both to buy loss protection from, and sell loss protection to a counterparty in the event of default of a reference obligation or a reference pool of assets. The Company also sells CDS protection on a basket of U.S. securities and indexes in order to swap the credit risk from certain foreign denominated fixed maturities. The approximate term of these contracts ranges from three to ten years. At December 31, 2010, 2009 and 2008, the Company had four open contracts, for CDS at a notional amount of $13 million, with a negative fair value of less than $1 million, $1 million and $2 million, respectively. Realized

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

gains of less than $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded for the year ended December 31, 2010. For the year ended December 31, 2009, realized losses of $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded. For the year ended December 31, 2008, realized losses of $2 million, which includes realized losses of $1 million related to credit protection sold, were recorded. These amounts are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million for December 31, 2010, 2009 and 2008. The market value of swaps for credit protection sold was less than $1 million for December 31, 2010, 2009 and 2008. The Company posted collateral in the amount of $1 million, $2 million and $1 million for December 31, 2010, 2009 and 2008 respectively, on open positions for credit protection sold.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2010 and 2009, there were no embedded derivatives that could not be separated from their host contracts.

The following table presents the fair value amounts of the Company’s embedded derivatives at December 31, 2010 and 2009 (in millions):

		Fair Value
	Balance Sheet Location	2010	2009

Embedded derivatives in asset host contracts:
Other[1]	Amounts recoverable from reinsurers	$48	$5
Embedded derivatives in liability host contracts:
Guaranteed minimum accumulation benefits[1]	Policyholders’ account balances	$222	$235

[1]	For further information on these embedded derivatives refer to Note 15 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008

Net revenue from reinsurance	$43	$(4)	$6
Interest credited to policyholders’ account balances	$(25)	$(90)	$236

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $39 million and $12 million which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet for the years ended December 31, 2010 and 2009, respectively.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from these guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2010 and 2009, $452 million and $449 million, respectively, of the Company’s fixed maturity securities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2010 and 2009, the Company recorded cash collateral received under these agreements $461 million, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2010 and 2009.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2010 and 2009, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $146 million and $172 million at an average coupon rate of 0.19% and 0.01%, respectively. At December 31, 2010 and 2009, the Company had agreements to sell and repurchase securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $182 million and $535 million at an average coupon rate of 3.94% and 4.23%, respectively.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 14 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $723 million, $684 million and $668 million for the years ended December 31, 2010, 2009 and 2008, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

In 2009, the Company received a $1 billion capital contribution in the form of cash of $877 million and fixed maturity securities having a fair value of $123 million, by New York Life. In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

During 2009, the Company sold equity securities in the amount of $266 million to New York Life. The Company also purchased, primarily, fixed maturity and equity securities in the amount of $1,123 million from New York Life.

The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2010, 2009 and 2008, the Company’s share of expenses associated with the lease of the aircraft was $1 million. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement was renewed for five years, until November 2014.

The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2010, 2009 and 2008, the total cost for these services amounted to $69 million, $53 million and $46 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

In addition, NYL Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the “Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYL Investments for the years ended December 31, 2010, 2009 and 2008 of $16 million, $13 million, and $15 million, respectively.

At December 31, 2010 and 2009, the Company had a net liability of $241 million and $221 million, respectively, for the above-described services, which are included in other assets and other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 4.42% to 7.81%. At December 31, 2010 and 2009, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $5,454 million and $4,858 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.14%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2010 and 2009, the amount of outstanding reserves on these contracts included in future policy benefits was $173 million and $176 million, respectively.

The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company’s variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $85 million, $65 million and $86 million, for the years ended December 31, 2010, 2009 and 2008, respectively.

In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2010, 2009 and 2008, the Company incurred an expense of $29 million, $28 million and $14 million, respectively, under this agreement. At December 31, 2010 and 2009, the Company recorded no payables to NYLIFE Securities under this agreement.

The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2010 and 2009.

The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2010, 2009 and 2008, the credit facility was not used, no interest was paid and no outstanding balance was due.

On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. As of December 31, 2010 and 2009 there was $10 million and $51 million outstanding to Capital Corporation, respectively. Interest expense for 2010 and 2009 was less than $1 million. There was no interest expense for 2008.

During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2010 and 2009, the Company recorded a receivable from MCF, included in investments in affiliates in the accompanying Consolidated Balance Sheet, of $5 million. The Company received interest payments from MCF of less than $1 million for each of the years ended December 31, 2010, 2009 and 2008.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2010 the Company did not purchase any new loans only additional debt with existing loans. In 2009 the Company purchased certain loans from MCF with a total commitment amount of $73 million. At December 31, 2010, the Company held loans with a total commitment amount of $308 million of which $250 million had been funded and $58 million remained unfunded. At December 31, 2009, the Company held loans with a total commitment amount of $420 million of which $329 million had been funded and $91 million remained unfunded. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF, effective as of January 1, 2010 (the “MCF Loan Agreement”). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010. The principal amount provided to MCF cannot exceed 2.5% of the Company’s statutory admitted assets as of December 31 of the prior year, provided that the total aggregate funding provided to or on behalf of MCF by New York Life and its affiliates will not exceed the lesser of $3.2 billion or 3% of New York Life’s statutory admitted assets as of December 31 of the prior year. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2010, the outstanding balance of loans to MCF under the MCF Loan Agreement was $533 million. These loans are reported in investments in affiliates in the accompanying Consolidated Balance Sheet. During 2010, the Company received interest payments from MCF totaling $8 million, which are included in net investment income in the accompanying Consolidated Statement of Income.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $18 million, $17 million and $4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an arrangement with NYLIFE Insurance Company of Arizona (“NYLAZ”), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $7 million, $6 million, and $2 million from NYLAZ for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2010 and 2009, the Company recorded liabilities of approximately $2,823 million and $2,601 million, respectively, which are included in policyholders’ account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees’ Beneficiary Association (VEBA) trusts formed for the benefit of New York Life’s retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2010 and 2009, policyholders’ account balances and separate account liabilities related to these policies aggregated $285 million and $270 million, respectively.

The Company has an agreement with NYLINK Insurance Agency Incorporated (“NYLINK”), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company’s products through NYLINK’s subagents. For the years ended December 31, 2010 and 2009, the Company recorded

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

commission and fee expense to NYLINK agents of $4 million. For the year ended December 31, 2008 the Company recorded commission and fee expense to NYLINK agents of $3 million.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 — Reinsurance for more details).

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 — Reinsurance for more details).

NOTE 15 —	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities and other market observable inputs. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs; they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 (in millions):

	2010
	Quoted Prices
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Fixed maturities — Available-for-sale:
U. S. treasury agency and government guaranteed	$	$2,940	$6	$2,946
U.S. agencies, state and municipal	—	1,222	10	1,232
Foreign governments	—	817	11	828
U.S. corporate	—	25,710	134	25,844
Foreign corporate	—	7,190	82	7,272
Residential mortgage-backed securities	—	16,282	1,100	17,382
Commercial mortgage-backed securities	—	5,150	3	5,153
Asset-backed securities	—	3,147	564	3,711
Redeemable preferred stock	—	6	—	6

Total fixed maturities — Available-for-sale	—	62,464	1,910	64,374

Fixed maturities — Trading
Foreign governments	—	1	—	1
Asset-backed securities	—	76	19	95

Total fixed maturities — Trading	—	77	19	96

Equity securities:
Common stock	15	—	6	21
Non-redeemable preferred stock	—	2	3	5

Total equity securities	15	2	9	26

Derivative assets (including embedded)	—	211	—	211
Securities purchased under agreements to resell	—	146	—	146
Cash and cash equivalents	9	730	—	739
Amounts recoverable from reinsurers	—	—	48	48
Separate account assets[1]	18,336	309	114	18,759

Total assets accounted for at fair
value on a recurring basis	$18,360	$63,939	$2,100	$84,399

Policyholders’ account balances[2]	—	—	222	222
Derivative liabilities	—	32	1	33

Total liabilities accounted for at fair
value on a recurring basis	$—	$32	$223	$255

[1]	Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (see Note 2 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	Quoted Prices
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Fixed maturities — Available-for-sale:
U. S. treasury agency and government guaranteed	$—	$2,991	$8	$2,999
U.S. agencies, state and municipal	—	725	—	725
Foreign governments	—	757	25	782
U.S. corporate	—	23,207	142	23,349
Foreign corporate	—	5,993	328	6,321
Residential mortgage-backed securities	—	14,483	775	15,258
Commercial mortgage-backed securities	—	4,879	26	4,905
Asset-backed securities	—	2,389	510	2,899
Redeemable preferred stock	—	10	—	10

Total fixed maturities — Available-for-sale	—	55,434	1,814	57,248

Fixed maturities — Trading	—	21	22	43
Equity securities:
Common stock	40	—	4	44
Non-redeemable preferred stock	—	3	—	3

Total equity securities	40	3	4	47

Derivative assets (including embedded)[1]	—	229	1	230
Securities purchased under agreements to resell	—	172	—	172
Investment, at fair value, of consolidated investment company	—	137	—	137
Cash and cash equivalents	9	427	—	436
Amounts recoverable from reinsurers	—	—	5	5
Separate account assets[2]	15,819	221	49	16,089

Total assets accounted for at fair value on a recurring basis	$15,868	$56,644	$1,895	$74,407

Policyholders’ account balances[3]	—	—	235	235
Derivative liabilities	—	24	—	24

Total liabilities accounted for at fair value on a recurring basis	$—	$24	$235	$259

[1]	Includes less than $1 million derivative investment income due and accrued.

[2]	Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (see Note 2 — Significant Accounting Policies).

[3]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Transfers between levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically the Company has transfers between Level 1 and Level 2 for assets and liabilities.

During the twelve months ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the year ended December 31, 2010, the Company transferred $270 million of securities into Level 3 consisting of fixed maturity available-for-sale securities and separate accounts assets. The transfers into Level 3 related to fixed maturity available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $630 million during the year ended December 31, 2010 was primarily due to significant increase in market activity, or one or more significant input(s) becoming observable for fixed maturity available-for-sale and trading securities.

Net transfers into (out of) Level 3 for fixed maturity available-for-sale securities totaled ($909) million during the year ended December 31, 2009. For the year ended December 31, 2009, transfers out of Level 3 were primarily the result of observable inputs utilized within valuation methodologies and observable information from third party pricing services or internal models in place of previous broker quotes. Partially offsetting these transfers out of Level 3 were transfers into Level 3 due to the use of unobservable inputs in valuation methodologies as well as the utilization of broker quotes for certain assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The tables below present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2010 and 2009 (in millions):

	2010
	U.S. Treasury	U.S.
	Agency and	Agencies,
	Government	State and	Foreign	U.S.	Foreign
	Guaranteed	Municipal	Governments	Corporate	Corporate

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$8	$—	$25	$142	$328
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	—	—	—	(2)	(13)
Net investment income[1]	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive income	1	—	—	5	(2)
Purchases, sales, issuances and settlements	(3)	10	11	15	(75)
Transfers into Level 3[2]	—	—	—	25	69
Transfers (out of) Level 3[2]	—	—	(25)	(51)	(225)

Fair value, end of year	$6	$10	$11	$134	$82

	Residential	Commercial		Tota Fixed	Asset-
	Mortgage-	Mortgage-		Maturities-	Backed
	Backed	Backed	Asset-Backed	Available-	Securities-
	Securities	Securities	Securities	for-Sale	Trading

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$775	$26	$510	$1,814	$22
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	—	—	(6)	(21)	—
Net investment income[1]	20	—	2	22	—
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive income	23	4	30	61	—
Purchases, sales, issuances and settlements	331	(23)	160	426	(1)
Transfers into Level 3[2]	139	1	2	236	—
Transfers (out of) Level 3[2]	(188)	(5)	(134)	(628)	(2)

Fair value, end of year	$1,100	$3	$564	$1,910	$19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
		Non-		Derivative	Amounts
		Redeemable	Total	Assets	Recoverable
	Common	Preferred	Equity	(Including	from
	Stock	Stock	Securities	Embedded)	Reinsurers

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$4	$—	$4	$1	$5
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	2	—	2	—	—
Net investment income[1]	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	43
Interest credited to policyholders’ account balances	—	—		—	—
Other comprehensive income	(1)	3	2	(1)	—
Purchases, sales, issuances and settlements	1	—	1	—	—
Transfers into Level 3[2]	—	—	—	—	—
Transfers (out of) Level 3[2]	—	—	—	—	—

Fair value, end of year	$6	$3	$9	$—	$48

	Separate		Policyholders’
	Account	Total	Account	Derivative	Total
	Assets	Assets	Balances	Liabilities	Liabilities

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$49	$1,895	$235	$—	$235
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	—	(19)	—	1	1
Net investment income[1]	—	22	—	—	—
Net revenue from reinsurance	—	43	—	—	—
Interest credited to policyholders’ account balances	—	—	(25)	—	(25)
Other comprehensive income	4	66	—	—	—
Purchases, sales, issuances and settlements	27	453	12	—	12
Transfers into Level 3[2]	34	270	—	—	—
Transfers (out of) Level 3[2]	—	(630)	—	—	—

Fair value, end of year	$114	$2,100	$222	$1	$223

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	U.S. Treasury	U.S.
	Agency and	Agencies,
	Government	State and	Foreign	U.S.	Foreign
	Guaranteed	Municipal	Governments	Corporate	Corporate

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$5	$3	$9	$300	$328
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(11)	(12)
Net investment income[1]	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive income	(1)	—	—	40	47
Purchases, sales, issuances and settlements	9	—	25	(39)	118
Transfers into (out of) Level 3[2]	(5)	(3)	(9)	(148)	(153)

Fair value, end of year	$8	$—	$25	$142	$328

	Residential	Commercial		Fixed
	Mortgage-	Mortgage-	Asset-	Maturity
	Backed	Backed	Backed	Trading	Common
	Securities	Securities	Securities	Securities	Stock

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$609	$13	$503	$36	$1
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	1	1	2	(3)	—
Net investment income[1]	—	—	1	3	—
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive income	1	—	(6)	—	2
Purchases, sales, issuances and settlements	578	3	188	(7)	2
Transfers into (out of) Level 3[2]	(414)	9	(178)	(7)	(1)

Fair value, end of year	$775	$26	$510	$22	$4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
		Amounts
		Recoverable	Separate
	Derivative	from	Account	Total
	Assets	Reinsurers	Assets	Assets

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$4	$9	$151	$1,971
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	(2)	(24)
Net investment income[1]	—	—	—	4
Net revenue from reinsurance	—	(4)	—	(4)
Interest credited to policyholders’ account balances	—	—	—	—
Other comprehensive income	(3)	—	—	80
Purchases, sales, issuances and settlements	—	—	(100)	777
Transfers into (out of) Level 3[2]	—	—	—	(909)

Fair value, end of year	$1	$5	$49	$1,895

	Policyholders’
	Account	Total
	Balances	Liabilities

Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$316	$316
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—
Net investment income[1]	—	—
Net revenue from reinsurance	—	—
Interest credited to policyholders’ account balances	(90)	(90)
Other comprehensive income	—	—
Purchases, sales, issuances and settlements	9	9
Transfers into (out of) Level 3[2]	—	—

Fair value, end of year	$235	$235

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturities.

[2]	Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The tables below include the unrealized gains or losses for the years ended December 31, 2010 and 2009 by category for Level 3 assets and liabilities still held at December 31, 2010 and 2009 (in millions):

	2010
	U.S. Treasury,			Residential	Commercial
	Agency and			Mortgage-	Mortgage-
	Government	U.S.	Foreign	Backed	Backed
	Guaranteed	Corporate	Corporate	Securities	Securities

Unrealized gains (losses) relating to Level 3 assets still held
Earnings :
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$(20)	$1	$—
Net investment income	—	—	—	18	—
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive gains/(losses)	1	4	5	22	(1)

Total change in unrealized gains (losses)	$1	$4	$(15)	$41	$(1)

			Non-	Amounts
	Asset-		Redeemable	Recoverable
	Backed	Common	Preferred	from
	Securities	Stock	Stock	Reinsurers

Unrealized gains (losses) relating to Level 3 assets still held
Earnings :
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(6)	$2	$—	$—
Net investment income	1	—	—	—
Net revenue from reinsurance	—	—	—	43
Interest credited to policyholders’
account balances	—	—	—	—
Other comprehensive gains/(losses)	24	—	3	—

Total change in unrealized gains (losses)	$19	$2	$3	$43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Separate		Policyholders’
	Account	Total	Account	Total
	Assets[1]	Assets	Balances	Liabilities

Unrealized gains (losses) relating to Level 3 assets still held
Earnings :
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(23)	$—	$—
Net investment income	—	19	—	—
Net revenue from reinsurance	—	43	—	—
Interest credited to policyholders’ account balances	—	—	(16)	(16)
Other comprehensive gains/(losses)	4	62	—	—

Total change in unrealized gains (losses)	$4	$101	$(16)	$(16)

[1]	The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (see Note 2 — Significant Accounting Policies).

2009
	U.S. Treasury,			Residential
	Agency and			Mortgage-	Asset-
	Government	U.S.	Foreign	Backed	Backed
	Guaranteed	Corporate	Corporate	Securities	Securities

Unrealized gains (losses) relating to Level 3 assets still held
Earnings :
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$—	$—	$—
Net investment income	—	—	—	—	1
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive gains/(losses)	(1)	19	47	1	(18)

Total change in unrealized gains (losses)	$(1)	$19	$47	$1	$(17)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
			Fixed	Amounts
			Maturity	Recoverable
	Common	Derivative	Trading	from
	Stock	Assets	Securities	Reinsurers

Unrealized gains (losses) relating to Level 3 assets still held
Earnings :
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$(4)	$—
Net investment income	—	—	6	—
Net revenue from reinsurance	—	—	—	(4)
Interest credited to policyholders’
account balances	—	—	—	—
Other comprehensive gains/(losses)	2	(3)	—	—

Total change in unrealized gains (losses)	$2	$(3)	$2	$(4)

	Separate		Policyholders’
	Account	Total	Account	Total
	Assets	Assets	Balances	Liabilities

Unrealized gains (losses) relating to Level 3 assets still held
Earnings :
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$41	$37	$—	$—
Net investment income	—	7	—	—
Net revenue from reinsurance	—	(4)	—	—
Interest credited to policyholders’ account balances	—	—	(79)	(79)
Other comprehensive gains/(losses)	—	47	—	—

Total change in unrealized gains (losses)	$41	$87	$(79)	$(79)

[1]	The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (see Note 2 — Significant Accounting Policies).

Determination of Fair Values

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third-party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly securities are priced using an internal pricing model. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For Level 1 investments, valuations are generally based on observable inputs that reflect quoted prices for identical assets in active markets.

The fair value for Level 2 and Level 3 valuations are generally based on a combination of the market and income approach. The market approach generally utilizes market transaction data for the same or similar instruments, while the income approach involves determining fair values from discounted cash flow methodologies.

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Level 1 measurements

Equity securities

These securities are comprised of certain exchange traded U.S. and foreign common stock. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate account assets

These assets are comprised of actively traded open-ended mutual funds with a daily NAV and equity securities. The NAV can be observed by redemption and subscription transactions between third-parties, or may be obtained from fund managers. Equity securities are generally traded on an exchange.

Level 2 measurements

Fixed maturity available-for-sale and trading securities

The fair value of fixed maturity securities is obtained from third-party pricing services and internal pricing models. Vendors generally use a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable prices.

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. Where the vendor updates the price to be consistent with the market observations, the security remains a Level 2.

Private placement securities are primarily priced by internally developed discounted cash flow models. These models use observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for the private placement based upon internal analysis. The liquidity premium is based upon observable transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg.

While the Company generally considers the public bond spreads, which are based on vendor prices, to be observable inputs, an evaluation is made of the similarities of private placements with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

For certain private placements, which are below investment grade and not part of the Bloomberg data, the adjustments for maturity rating and liquidity are calculated by the analyst. If the impact of the liquidity adjustment is not significant to the overall value of the security, it is classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For certain short-term investments, amortized cost is used as the best estimate of fair value.

Equity securities

These securities are valued using the market approach in which market quotes are available but are not considered actively traded. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value.

Derivative assets and liabilities

The fair value of these derivative instruments is generally derived through valuation models, which utilize observable market data. The market factors which have the most significant impact on the fair value of these instruments are U.S. swap rates and the exchange value of the U.S. dollar.

Over-the-counter (“OTC”) derivatives are privately negotiated financial contracts. OTC derivatives are valued using models based on actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, market prices, yield curves, credit curves, and for options such as caps, floors and swaptions, measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified.

Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities. OTC derivative contracts are executed under master netting arrangements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Cash equivalents

These include treasury bills, commercial paper and other highly liquid instruments. These instruments are generally not traded in active markets, however their fair value is based on observable inputs. The prices are either from a pricing vendor or amortized cost is used as the best estimate of fair value.

Separate account assets

These are investments primarily related to investments in privately placed corporate bonds, mortgage-backed securities, commercial mortgages and equities, as well as publicly traded investment grade corporate bonds, high-yield bonds and treasury bonds. These separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Level 3 measurements

Fixed maturity available-for-sale and trading securities

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2, however, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs.

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. For securities which go through this formal price challenge process, if the vendor does not update the price, a non-binding broker quote, another vendor price or current methodology is used to support the fair value instead. The Company also uses non-binding broker quotes to fair value certain bonds, when the Company is unable to obtain prices from third-party vendors.

Private placement securities where adjustments for liquidity are considered significant to the overall price are classified as Level 3.

Equity securities

These securities include equity investments with privately held entities, including a government organization, where the prices are derived from internal valuations or the Company’s private placement models since the securities are not actively traded in an active market.

Separate account assets

Separate account assets are primarily related to limited partnership investments that are restricted with respect to transfer or withdrawals. The limited partnerships are valued based on the latest NAV received if applicable, or an estimate of fair value provided by the investment manager.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts. Included are the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been reflected within Level 3 in the fair value hierarchy.

Non-recurring Fair Value Measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2010 (in millions):

	Fair Value Measurement as of December 31, 2010
	Level 1	Level 2	Level 3	Total

Mortgage loans	$—	$—	$(39)	$(39)

	Fair Value Measurement as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Mortgage loans	$—	$—	$(40)	$(40)

The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent on the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

Fair Value of Other Financial Instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of instruments not otherwise disclosed in Notes 4, 11 and 13 of Notes to the Consolidated Financial Statements at December 31, 2010 and 2009 are presented below (in millions):

	2010		2009
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value

Assets
Mortgage loans	$5,805	$6,143	$5,779	$5,688
Collateralized third-party loans	$273	$290	$351	$384
Liabilities
Policyholders’ account balances — Investment contracts	$34,703	$35,005	$32,042	$32,469
Debt	$20	$20	$70	$70
Collateral received on securities lending and repurchase agreements	$461	$461	$461	$461

Mortgage loans

Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

Collateralized third-party loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Policyholders’ account balances — Investment contracts

This includes supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values were based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Debt

The carrying amount of the Company’s non-recourse debt and other debt approximates fair value.

Collateral received on securities lending and repurchase agreements

The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 16 —	SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes (paid) received were ($356) million, $63 million and ($14) million during 2010, 2009 and 2008, respectively.

Total interest paid was $14 million, $13 million and $15 million during 2010, 2009 and 2008, respectively.

Non-cash transactions

There was a non-cash capital contribution transaction of $123 million in fixed maturities for the year ended December 31, 2009. There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets.

Other non-cash investing transactions were $134 million for the year ended December 31, 2010, primarily related to transfers between other invested assets, fixed maturity securities and mortgage loans. Other non-cash investing transactions were $6 million for the year ended December 31, 2009 which was related to transfers between mortgage loans and real estate. There were no other non-cash investing transactions for the year ended December 31, 2008.

NOTE 17 —	STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

A reconciliation of the Company’s statutory surplus at December 31, 2010 and 2009 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

	2010	2009

Statutory Surplus, Delaware Basis	$5,424	$4,998
State prescribed or permitted practices:
Presenting Universal Life and Variable Universal Life Separate Accounts at book value	124	21

Statutory Surplus, NAIC SAP	$5,548	$5,019

Statutory net income (loss) for the years ended December 31, 2010, 2009 and 2008 was $562 million, $225 million and ($387) million, respectively.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2010 or 2009. As of December 31, 2010, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,618 million. The maximum amount of dividends that may be paid in 2011 without prior approval is $540 million.

NOTE 18 —	SUBSEQUENT EVENTS

As of March 16, 2011, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder’s equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”) at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As disclosed in Note 14 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

As described in Note 3 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investments in 2009.

PricewaterhouseCoopers LLP
New York, New York

March 16, 2011

PART C. OTHER INFORMATION
ITEM 26. EXHIBITS

Board of Directors Resolution

(a)	Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as Exhibit (1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2)	Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies — Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5) to Registrant’s Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2)	Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies — Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3)	Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies — Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(b) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4)	Modification of Policy Provisions Endorsement — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant’s Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5)	Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(d) to Registrant’s Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6)	Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7)	Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(8)	Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9)	Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10)	Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(d)(11)	Alternative Cash Surrender Value Benefit Endorsement(8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I(File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12)	Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13)	Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(14)	Endorsements to CorpExec Variable Universal Life Policy Numbers 300-40 and 301-43 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(e)	Applications.

(e)(1)	Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10) to Registrant’s initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(g)	Reinsurance Contracts.

(g)(1)	Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC as Amended, dated November 23, 2009 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342) filed 4/13/10, and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(8)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)	Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC — Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(12)	Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(13)	Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant’s Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(14)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(17)	Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account — I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(h)(19)	Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(20)	Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(h)(22)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(23)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(24)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(26)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27)	Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Distributors, Inc. and Lincoln Investment Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(28)	Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, OppenheimerFunds, Inc. and Oppenheimer Variable Account Funds — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(29)	Fund Participation Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation – Filed herewith.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Services Agreement between New York Life Investment Management LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)	Service Agreement between American Century Investment Services, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)	Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10)	Service Agreement between Deutsche Asset Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11)	Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12)	Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14)	Services Agreement between Pacific Investment Management Company LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15)	Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16)	Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(17)	Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(18)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed September 15,2005 and incorporated herein by reference.

(i)(19)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20)	Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.

(i)(21)	Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22)	Form of Administrative Services Agreement, dated May 1, 2007, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23)	Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(24)	Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)(25)	Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Association — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 12/12/07 and incorporated herein by reference.

(i)(26)	Distribution Services Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation – Filed herewith.

(j)	Other Material Contracts.

(j)(1)	Powers of attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC – Filed herewith.

(j)(2)	Powers of attorney for Christopher O. Blunt, Director and Executive Vice President of NYLIAC – Filed herewith.

(j)(3)	Powers of attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC– Filed herewith.

(j)(4)	Powers of attorney for Stephen P. Fisher, Director and Senior Vice President of NYLIAC– Filed herewith.

(j)(5)	Powers of attorney for John T. Fleurant, Director of NYLIAC – Filed herewith.

(j)(6)	Powers of attorney for Robert M. Gardner, First Vice President and Controller of NYLIAC – Filed herewith.

(j)(7)	Powers of attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC – Filed herewith.

(j)(8)	Powers of attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC – Filed herewith.

(j)(9)	Powers of attorney for Theodore A. Mathas, Chairmen and President of NYLIAC – Filed herewith.

(j)(10)	Powers of attorney for Mark W. Pfaff, Director and Executive Vice President of NYLIAC –Filed herewith.

(j)(11)	Powers of attorney for Arthur A. Seter, Director and Senior Vice President of NYLIAC –Filed herewith.

(j)(12)	Powers of attorney for Michael E. Sproule, Director, Executive Vice President and Chief Financial Officer of NYLIAC – Filed herewith.

(j)(13)	Powers of attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC – Filed herewith.

(j)(14)	Powers of attorney for Susan A. Thrope, Director of NYLIAC – Filed herewith.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. — Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of James J. Cristallo, Actuary-Filed herewith.

(m)	Calculation.

(m)(1)	Sample Calculation of Illustrations for CorpExec VUL II — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(1) to Post-Effective Amendment No. 26 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 4/21/11 and incorporated herein by reference.

(m)(2)	Sample Calculation of Illustrations for CorpExec VUL III — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(2) to Post-Effective Amendment No. 26 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 4/21/11 and incorporated herein by reference.

(m)(3)	Sample Calculation of Illustrations for CorpExec VUL IV — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(3) to Post-Effective Amendment No. 26 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 4/21/11 and incorporated herein by reference.

(m)(4)	Sample Calculation of Illustrations for CorpExec VUL V — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(4) to Post-Effective Amendment No. 26 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 4/21/11 and incorporated herein by reference.

(m)(5)	Sample Calculation of Illustrations for CorpExec VUL VI — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(5) to Post-Effective Amendment No. 26 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 4/21/11 and incorporated herein by reference.

(n)	Other Opinions.

Consent of PricewaterhouseCoopers LLP — Filed herewith.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

(q)(1)	Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies — Previously filed as Exhibit (9)(e) to Registrant’s Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2)	Supplement to Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies — Previously filed as Exhibit 1.9(g) to Registrant’s Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Theodore A. Mathas	Chairman and President
Christopher O. Blunt	Director, Executive Vice President
Frank M. Boccio	Director and Executive Vice President
Mark W. Pfaff	Director and Executive Vice President
Michael E. Sproule	Director, Executive Vice President and Chief Financial Officer
Christopher T. Ashe	Director and Senior Vice President
Stephen P. Fisher	Director and Senior Vice President
Solomon Goldfinger	Director, Senior Vice President and Senior Advisor
Steven D. Lash	Director and Senior Vice President
Arthur H. Seter	Director, Senior Vice President and Chief Investment Officer
Joel M. Steinberg	Director, Senior Vice President and Chief Actuary
John T. Fleurant	Director
Susan A. Thrope	Director
John Y. Kim	Executive Vice President – CEO and President of New York Life Investments
Joseph Bennett	Senior Vice President
Thomas F. English	Senior Vice President & Chief Legal Officer
Robert J. Hebron	Senior Vice President
Anthony Malloy	Senior Vice President
Barbara McInerney	Senior Vice President & Chief Compliance Officer
Gary J. Miller	Senior Vice President
Michael M. Oleske	Senior Vice President and Chief Tax Counsel
Paul T. Pasteris	Senior Vice President
Susan L. Paternoster	Senior Vice President
Gideon A. Pell	Senior Vice President
Edward Ramos	Senior Vice President
Dan C. Roberts	Senior Vice President
Gerard A. Rocchi	Senior Vice President
Mark W. Talgo	Senior Vice President
Stephen Abramo	First Vice President
Stephen A. Bloom	First Vice President and Chief Underwriter
Kathleen Donnelly	First Vice President
Robert M. Gardner	First Vice President and Controller
Minas C. Joannides	First Vice President and Chief Medical Director
Scott L. Lenz	First Vice President and Associate Tax Counsel
Marijo F. Murphy	First Vice President
Michael J. Oliviero	First Vice President – Tax
Linda M. Reimer	First Vice President and Associate Legal Officer
Angelo J. Scialabba	First Vice President
Thomas J. Troeller	First Vice President and Actuary
Richard J. Witterschein	First Vice President and Treasurer
Mitchell P. Ascione	Vice President
David Boyle	Vice President
Craig L. DeSanto	Vice President
Stephanie A. Frawley	Vice President
Matthew M. Grove	Vice President
Eric S. Hoffman	Vice President
Robert J. Hynes	Vice President
Steven M. Jacobsberg	Vice President
Michael P. Lackey	Vice President
Brian C. Loutrel	Vice President and Chief Privacy Officer
Catherine A. Marrion	Vice President and Secretary
Corey B. Multer	Vice President
Nicholas Pasyanos	Vice President and Actuary
Michelle D. Richter	Vice President
Janis C. Rubin	Vice President
Eric Sherman	Vice President and Actuary
Irwin Silber	Vice President and Actuary
George E. Silos	Vice President and Actuary
William Tate	Vice President
Teresa A. Turner	Vice President
John Vaccaro	Vice President
Robin M. Wagner	Vice President
Scott Weinstein	Vice President
Elaine Williams	Vice President
Matthew D. Wion	Vice President
Michael A. Yashnyk	Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT
The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

	Jurisdiction of	Percent of Voting
Name	Organization	Securities Owned
Eclipse Funds Inc.(1)	Maryland

ICAP Funds Inc.	Maryland

Eclipse Funds(1)	Massachusetts

The MainStay Funds(1)	Massachusetts

MainStay VP Series Fund, Inc.(1)(2)	Maryland

MainStay Funds Trust	Delaware

New York Life Insurance and Annuity Corporation	Delaware

Pacific Square Investments LLC	Delaware

29 Park Investments No. 2 Limited	Cayman Islands

NYLIFE LLC	Delaware

Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

	Jurisdiction of	Percent of Voting
Name	Organization	Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware

	Jurisdiction of	Percent of Voting
Name	Organization	Securities Owned
(NYLIFE LLC subsidiaries cont.)
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware

	Jurisdiction of	Percent of Voting
Name	Organization	Securities Owned
New York Life Investment Management Holdings LLC	Delaware
NYLCAP Holdings	Mauritius
Jacob Ballas Capital India PVT. Ltd.	Mauritius	24.66%
NYLIM Service Company LLC	Delaware
NYLCAP Manager LLC	Delaware
New York Life Capital Partners, LLC	Delaware
New York Life Capital Partners, L.P.	Delaware
New York Life Capital Partners II, LLC	Delaware
New York Life Capital Partners II, L.P.	Delaware
New York Life Capital Partners III GenPar GP, LLC	Delaware
New York Life Capital Partners III GenPar, LP	Delaware
New York Life Capital Partners III, LP	Delaware
NYLCAP III RBG Corp.	Delaware
New York Life Capital Partners III-A, LP	Delaware
NYLCAP III-A RBG Corp.	Delaware
New York Life Capital Partners IV GenPar GP, LLC	Delaware
New York Life Capital Partners IV GenPar, LP	Delaware
New York Life Capital Partners IV, LP	Delaware
New York Life Capital Partners IV-A, LP	Delaware
NYLCAP 2010 Co-Invest GenPar GP, LLC	Delaware
NYLCAP 2010 Co-Invest GenPar L.P.	Delaware
NYLCAP 2010 Co-Invest L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker C L.P.
NYLIM Mezzanine GenPar GP, LLC	Delaware
NYLIM Mezzanine GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners, LP	Delaware
NYLIM Mezzanine Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners Parallel Fund, LP	Delaware
NYLIM Mezzanine Partners II GenPar, GP, LLC	Delaware
NYLIM Mezzanine Partners II, AIV, L.P.	Delaware
NYLIM Mezzanine Partners II, AIV, Inc.	Delaware
NYLIM Mezzanine Offshore Partners II, LP	Cayman Islands
NYLIM Mezzanine Partners II, GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners II, LP	Delaware
NYLIM Mezzanine II Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners II Parallel Fund, LP	Delaware
NYLIM Mezzanine II Parallel Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners II AIV Splitter, LP	Delaware
NYLCAP Canada GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund, LP	Canada
NYLCAP India Funding LLC	Delaware
NYLIM-JB Asset Management Co. LLC	Mauritius	24.66%
New York Life Investment Management India Fund II, LLC	Mauritius
New York Life Investment Management India Fund (FVCI) II, LLC	Mauritius
NYLCAP Select Manager GenPar GP, LLC	Delaware
NYLCAP Select Manager GenPar, LP	Delaware
NYLCAP Select Manager Fund, LP	Delaware
NYLCAP Select Manager Cayman Fund, LP	Cayman Islands
NYLCAP Select Manager II GenPar GP, LLC	Delaware
NYLCAP Select Manager II GenPar, L.P.	Cayman Islands
NYLCAP Select Manager Fund II, L.P.
NYLCAP India Funding III LLC	Delaware
NYLIM-JB Asset Management Co. III LLC	Mauritius	24.66%
NYLIM Jacob Ballas India Fund III LLC	Mauritius
NYLIM Jacob Ballas Capital India (FVCI) III LLC	Mauritius
NYLIM Jacob Ballas India (FII) III LLC	Mauritius
NYLCAP Mezzanine Partners III GenPar GP, LLC	Delaware
NYLCAP Mezzanine Partners III GenPar, LP	Delaware	44.16%
NYLCAP Mezzanine Partners III, LP	Delaware
NYLCAP Mezzanine III Luxco S.a.r.l.	Luxembourg
NYLCAP Mezzanine Offshore Partners III, LP	Cayman Islands
NYLCAP Canada II GenPar, Inc.	Canada
NYLCAP Select Manager Canada Fund II L.P.	Canada
MacKay Shields LLC	Delaware

MacKay Shields Core Plus Opportunities Fund GP LLC	Delaware
MacKay Shields Core Plus Opportunities Fund LP	Delaware
MacKay Municipal Managers Opportunities GP LLC	Delaware
MacKay Municipal Opportunities Master Fund, L.P.	Delaware
Mariner Municipal Opportunities Fund, L.P.	Delaware
MacKay Municipal Managers Credit Opportunities GP LLC	Delaware
MacKay Municipal Credit Opportunities Master Fund, L.P.	Delaware
Mariner Municipal Credit Opportunities Fund, L.P.	Delaware
MacKay Municipal Short Term Opportunities Fund GP LLC	Delaware
MacKay Shields Short Term Opportunities Fund LP	Delaware
MacKay Shields High Yield Active Core Fund GP LLC	Delaware
MacKay Shields High Yield Active Core Fund LP	Delaware
MacKay Shields Credit Strategy Fund Ltd.	Cayman Islands
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	Bermuda	40.13%
MacKay Shields Core Plus Opportunities Fund Ltd.	Cayman Islands
MacKay Shields General Partner (L/S) LLC	Delaware
MacKay Shields Long/Short Fund LP	Delaware
MacKay Shields Long/Short Fund (Master) LP	Delaware
MacKay Shields Long/Short Fund (QP) LP	Delaware
MacKay Shields Long/Short Fund (Offshore) LP	Cayman Islands
MacKay Shields Credit Strategy Partners LP	Delaware
MacKay Shields Core Fixed Income Fund GP LLC	Delaware
MacKay Shields Core Fixed Income Fund LP	Delaware
NYLIFE Distributors LLC	Delaware
New York Life Investment Management LLC	Delaware
New York Life Investment Management (U.K.) Limited	United Kingdom
NYLIM Large Cap Enhanced Index Fund p.l.c.	Ireland
NYLIM Fund II GP, LLC	Delaware
NYLIM Real Estate Mezzanine Fund II, LP	Delaware
NYLIM-TND, LLC	Delaware
NYLIM-DCM, LLC	Delaware
NYLIM-MM, LLC	Delaware
DCM-N, LLC	Delaware	80%
DCM Warehouse Series A, LLC	Delaware
DCM Warehouse Series One, LLC	Delaware
Sixteen West Savannah, LLC	Indiana
Metropolis I Perm, LLC	Delaware
Metropolis II Construction, LLC	Delaware
CLV Holding, LLC	Indiana
Streets Las Vegas, LLC	Arizona	90%
NYLIM Re Mezzanine Fund II Investment Corporation	Delaware
Albany Hills Holding, LLC	Delaware
Joplin Holding, LLC	Delaware
Joplin Properties LLC	Missouri	50%
NYLIM-JP LLC	Delaware
Jefferson at Maritime Holding, L.P.	Delaware
Jefferson at Maritime GP, LLC	Delaware
Jefferson at Maritime, L.P.	Delaware
NYLIM Repurchase Mezzanine Subsidiary LLC	Delaware
Kimball Woods LLC	Delaware	50%
NYLIM U.S. Core Equity Market Neutral Fund GP, LLC	Delaware
NYLIM-GCR Fund I LLC	Delaware	50%
NYLIM-GCR Fund I 2002 L.P.	Delaware	50%
WFHG GP, LLC	Delaware	50%
Workforce Housing Fund I-2007 LP	Delaware
Madison Capital Funding LLC	Delaware
MCF Co-Investment GP, LLC	Delaware
MCF Co-Investment GP, LP	Delaware
Madison Capital Funding Co-Investment Fund, LP	Delaware
MCF Fund I LLC	Delaware
MCF Capital Management LLC	Delaware
OFS Capital WM, LLC	Delaware
McMorgan & Company LLC	Delaware
Madison Square Investors LLC	Delaware
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd.	Cayman Is.
Madison Square Investors Large-Cap Enhanced Index Fund GP, LLC	Delaware
Madison Square Investors Large-Cap Enhanced Index Fund L.P.	Delaware
Madison Square Investors Asian Equity Market Neutral Fund GP, LLC	Delaware

Private Advisors L.L.C.	Delaware	60%
Alternative Fund LV, LLC	Delaware
Alternative Fund LV II, LLC	Delaware
PA Alternative Asset Fund, L.P.	Delaware
Private Advisors Alternative Asset Fund (QP), L.P.	Delaware
Private Advisors Alternative Asset Master Fund	Delaware
PACIF GP, LLC	Delaware
Private Advisors Coinvestment Fund, LP	Delaware
PACIF II GP, LLC	Delaware
Private Advisors Coinvestment Fund II, LP	Delaware
Private Advisors Distressed Opportunities Fund, L.P.	Delaware
PA Hedged Equity Fund, L.P.	Delaware
Private Advisors Hedged Equity Fund (QP), L.P.	Delaware
Private Advisors Hedged Equity Master Fund	Delaware
Private Advisors Income Fund, L.P.	Delaware
Private Advisors Private Equity Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund, L.P.	Delaware
Small Company Buyout Blocker Corp.	Delaware
Small Company Buyout ECI, LP	Delaware
Small Company Buyout Holding, LP	Delaware
Private Advisors Alternative Small Company Buyout Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund II, L.P.	Delaware
PASCB III GP, LLC	Delaware
Private Advisors Small Company Buyout Fund III, LP	Delaware
PASCB IV GP, LLC	Delaware
Private Advisors Small Company Buyout Fund IV, LP	Delaware
The Hedged Strategies Fund (QP), LP	Delaware
The Hedged Strategies Fund, L.P.	Delaware
The Hedged Strategies Master Fund	Delaware
New York Life Investments International Limited	Ireland
NYLIFE Insurance Company of Arizona	Arizona
New York Life Enterprises, LLC	Delaware
HSBC New York Life Seguros de Retiro (Argentina) S.A.	Argentina	40%
HSBC New York Life Seguros de Vida (Argentina) S.A.	Argentina	40%
Maxima S.A. AFJP	Argentina	40%
New York Life Insurance Taiwan Corporation	Taiwan
NYL Cayman Holdings Ltd.	Cayman Islands
New York Life Worldwide Capital, LLC	Delaware
Fianzas Monterrey, S.A.	Mexico	99.95%
Operadora FMA, S.A. de C.V.	Mexico	99.99%
NYLIFE Thailand, Inc.	Delaware
PMCC Ltd.	Thailand	100%
New York Life International India Fund (Mauritius) LLC	Mauritius	92.97%
SEAF Sichuan SME Investment Fund LLC	Delaware	39.98%
NYLI-VB Asset Management Co. (Mauritius) LLC	Mauritius	90%
New York Life International Holdings Limited	Mauritius	95%
Max New York Life Insurance Limited	India	26%
Seguros Monterrey New York Life, S.A. de C.V.	Mexico	99.998%
Administradora de Conductos SMNYL, S.A. de C.V.	Mexico	99%
Agencias de Distribution SMNYL, S.A. de C.V.	Mexico	99%
New York Life Home Equity Income Solutions LLC	Delaware
Silver Spring, LLC	Delaware
Silver Spring Associates, L.P.	Pennsylvania
Biris Holdings LLC	Delaware
Flatiron CLO 2011-1-Ltd	Cayman Islands
NYL Wind Investments LLC	Delaware
New York Life Short Term Fund	New York
29 Park Investments No. 1 Limited	Cayman Islands
SCP 2005-C21-002 LLC	Delaware
SCP 2005-C21-003 LLC	Delaware
SCP 2005-C21-006 LLC	Delaware
SCP 2005-C21-007 LLC	Delaware
SCP 2005-C21-008 LLC	Delaware
SCP 2005-C21-009 LLC	Delaware
SCP 2005-C21-017 LLC	Delaware
SCP 2005-C21-018 LLC	Delaware
SCP 2005-C21-021 LLC	Delaware
SCP 2005-C21-025 LLC	Delaware
SCP 2005-C21-031 LLC	Delaware
SCP 2005-C21-036 LLC	Delaware
SCP 2005-C21-041 LLC	Delaware
SCP 2005-C21-043 LLC	Delaware
SCP 2005-C21-044 LLC	Delaware
SCP 2005-C21-048 LLC	Delaware
SCP 2005-C21-061 LLC	Delaware
SCP 2005-C21-063 LLC	Delaware

SCP 2005-C21-067 LLC	Delaware
SCP 2005-C21-069 LLC	Delaware
SCP 2005-C21-070 LLC	Delaware
NYMH-Houston GP, LLC	Delaware
NYMH-Houston, L.P.	Texas
NYMH-Plano GP, LLC	Delaware
NYMH-Plano, L.P.	Texas
NYMH-Freeport GP, LLC	Delaware
NYMH-Freeport, L.P.	Texas
NYMH-Ennis GP, LLC	Delaware
NYMH-Ennis, L.P.	Texas
NYMH-San Antonio GP, LLC	Delaware
NYMH-San Antonio, L.P.	Texas
NYMH-Taylor GP, LLC	Delaware
NYMH-Taylor, L.P.	Texas
NYMH-Stephenville GP, LLC	Delaware
NYMH-Stephenville, L.P.	Texas
NYMH-Farmingdale, NY LLC	Delaware
NYMH-Attleboro MA, LLC	Delaware
NYLMDC-King of Prussia GP, LLC	Delaware
NYLMDC-King of Prussia Realty, LP	Delaware
NYLIFE Real Estate Holdings LLC	Delaware
Huntsville NYL LLC	Delaware
CC Acquisitions, LP	Delaware
NYL Midwest Apartments LLC	Delaware
REEP-IND Fridley MN LLC	Minnesota
REEP-IND Kent LLC	Delaware
REEP-MF Mount Vernon GA LLC	Delaware
REEP-MF Verde NC LLC	Delaware
REEP-MF Summitt Ridge CO LLC	Delaware
Summitt Ridge Apartments, CO LLC	Delaware	90%
REEP-MF Verde NC LLC	Delaware
PTC Acquisitions, LLC	Delaware
Martingale Road LLC	Delaware	71.4693%

ITEM 29. INDEMNIFICATION
The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.
Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:
8.01 — LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES
(a) LIMITATION OF LIABILITY FOR DIRECTORS — No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director’s duty of loyalty of the Corporation or its stockholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.
(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful.
Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.
The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys’ fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.
The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person’s heirs, executors, administrators or legal representative.
The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.
In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.
(c) DETERMINATION OF INDEMNIFICATION

(i) DIRECTORS AND OFFICERS — Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, upon a determination that such indemnification is proper in the circumstances.
(ii) EMPLOYEES AND AGENTS — Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation’s legal counsel and a determination by (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, that such indemnification is proper in the circumstances.

ITEM 30. PRINCIPAL UNDERWRITERS
     (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:
NYLIAC Variable Universal Life Separate Account-I
NYLIAC MFA Separate Account-I
NYLIAC MFA Separate Account-II
NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
NYLIAC VLI Separate Account
Eclipse Funds
MainStay Funds
MainStay VP Series Fund
McMorgan Funds
NYLIM Institutional Funds
     (b) Management.
     The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Christopher O. Blunt	Chairman and Chief Executive Officer
Stephen P. Fisher	Manager, President and Chief Operating Officer
Penny Nelson	Manager and Managing Director, Operations
John Fleurant	Manager
John M. Grady	Manager
Drew E. Lawton	Manager
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
Allyson McDonald	Senior Vice President, National Sales Manager, Retirement Income Security
David J. Castellani	Senior Managing Director, Retirement Plan Services
Thomas A. Clough	Senior Managing Director, Retirement Plan Services
Barbara McInerney	Senior Managing Director, Compliance
Julia A. Warren	Senior Managing Director and Chief Risk Officer
Michael J. Oliviero	First Vice President, Tax
Daniel A. Andriola	Managing Director and Chief Financial Officer
Mark A. Gomez	Managing Director and Chief Compliance Officer
Joseph J. Henehan	Managing Director, Retirement Plan Services
Marguerite E. H. Morrison	Managing Director and Secretary
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Mark. S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, Life Distribution, US Life Product Consultants
Linda M. Howard	Director, Compliance and Anti-Money Laundering Officer
Paula Taylor	Director, Retirement Plan Services
John Vacarro	Director, Compliance
Albert W. Leier	Vice President – Financial Operations and Treasurer
Rafaela Herrera	Vice President, Compliance

     (c) Compensation from the Registrant.

Compensation on
Name of	Net Underwriting	Events Occasioning the
Principal	Discounts and	Deduction of a Deferred	Brokerage
Underwriter	Commissions	Sales Load	Commissions	Other Compensation
NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-
ITEM 31. LOCATION OF ACCOUNTS AND RECORDS.
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life — Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.
ITEM 32. MANAGEMENT SERVICES.
     Not applicable.
ITEM 33. FEE REPRESENTATION.
     New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 6th day of December, 2011.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)
By:	/s/ Robert J. Hebron
Robert J. Hebron
Senior Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)
By:	/s/ Robert J. Hebron
Robert J. Hebron
Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
Stephen P. Fisher*	Director
John T. Fleurant*	Director
Robert M. Gardner*	First Vice President and Controller (Principal Accounting Officer)
Solomon Goldfinger*	Director
Steven D. Lash*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Michael E. Sproule*	Director and Chief Financial Officer
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ Robert J. Hebron
Robert J. Hebron
Attorney-in-Fact
December 6, 2011

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit
Number	Description
(h)(29)	Fund Participation Agreement between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation.

(i)(26)	Distribution Services Agreement between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation.

(j)(1)	Powers of Attorney, Christopher T. Ashe.

(j)(2)	Powers of Attorney, Christopher O. Blunt.

(j)(3)	Powers of Attorney, Frank M. Boccio.

(j)(4)	Powers of Attorney, Stephen P. Fisher.

(j)(5)	Powers of Attorney, John T. Fleurant.

(j)(6)	Powers of Attorney, Robert M. Gardner.

(j)(7)	Powers of Attorney, Solomon Goldfinger.

(j)(8)	Powers of Attorney, Steven D. Lash.

(j)(9)	Powers of Attorney, Theodore A. Mathas.

(j)(10)	Powers of Attorney, Mark W. Pfaff.

(j)(11)	Powers of Attorney, Arthur A. Seter.

(j)(12)	Powers of Attorney, Michael E. Sproule.

(j)(13)	Powers of Attorney, Joel M. Steinberg.

(j)(14)	Powers of Attorney, Susan A. Thrope.

(k)	Opinion and Consent of Thomas F. English, Esq.

(l)	Opinion and Consent of James J. Cristallo, Actuary

(n)	Consent of PricewaterhouseCoopers LLP